UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.55%
AMUSEMENT AND RECREATION SERVICES - 1.03%
11,894		Walt Disney Co	$326,609

		TOTAL AMUSEMENT AND RECREATION SERVICES	326,609

APPAREL AND ACCESSORY STORES - 2.28%
10,523		Gap, Inc	225,192
8,746	*	Kohl’s Corp	498,960

		TOTAL APPAREL AND ACCESSORY STORES	724,152

BUSINESS SERVICES - 19.93%
9,628	*	Adobe Systems, Inc	318,109
2,025	*	Alliance Data Systems Corp	123,687
3,188	*	Google, Inc (Class A)	1,580,771
13,067	*	Juniper Networks, Inc	353,070
2,208		Mastercard, Inc (Class A)	446,347
48,458		Microsoft Corp	1,254,578
15,889	*	Nuance Communications, Inc	237,699
15,587		Omnicom Group, Inc	575,784
4,363	*	Salesforce.com, Inc	248,386
6,306		SAP AG. (ADR)	308,174
8,197		Visa, Inc (Class A)	566,495
18,494	*	Yahoo!, Inc	329,378

		TOTAL BUSINESS SERVICES	6,342,478

CHEMICALS AND ALLIED PRODUCTS - 14.09%
10,063	*	Amgen, Inc	606,094
3,765	*	Celgene Corp	210,464
24,356	*	Gilead Sciences, Inc	1,134,501
10,050		Huntsman Corp	91,556
2,421		Monsanto Co	187,385
12,973		Novartis AG. (ADR)	653,580
4,679		Praxair, Inc	382,228
6,995		Shire plc (ADR)	365,769
3,498	*	Talercris Biotherapeutics Holdings Corp	66,462
15,529		Teva Pharmaceutical Industries Ltd (ADR)	785,146

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,483,185

DEPOSITORY INSTITUTIONS - 3.18%
7,106		JPMorgan Chase & Co	311,385
37,024		Western Union Co	700,494

		TOTAL DEPOSITORY INSTITUTIONS	1,011,879

EATING AND DRINKING PLACES - 2.04%
11,376		McDonald’s Corp	649,228

		TOTAL EATING AND DRINKING PLACES	649,228

EDUCATIONAL SERVICES - 2.06%
8,887	*	Apollo Group, Inc (Class A)	654,705

		TOTAL EDUCATIONAL SERVICES	654,705

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.57%
12,620		Analog Devices, Inc	$348,060
6,956	*	Apple Computer, Inc	1,289,435
28,571	*	Cisco Systems, Inc	672,561
1,858	*	First Solar, Inc	284,014
34,469		Intel Corp	674,558
12,161	*	NetApp, Inc	324,455
19,385		Qualcomm, Inc	871,938
7,200	*	Research In Motion Ltd	486,360

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,951,381

ENGINEERING AND MANAGEMENT SERVICES - 1.11%
906	*	Baidu, Inc (ADR)	354,291

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	354,291

FOOD AND KINDRED PRODUCTS - 5.06%
14,450		ConAgra Foods, Inc	313,276
9,549		Del Monte Foods Co	110,577
6,303		Kellogg Co	310,297
14,942		PepsiCo, Inc	876,498

		TOTAL FOOD AND KINDRED PRODUCTS	1,610,648

FURNITURE AND HOME FURNISHINGS STORES - 1.57%
13,273	*	Bed Bath & Beyond, Inc	498,268

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	498,268

GENERAL MERCHANDISE STORES - 0.95%
8,124		TJX Companies, Inc	301,807

		TOTAL GENERAL MERCHANDISE STORES	301,807

HEALTH SERVICES - 1.09%
4,480	*	Express Scripts, Inc	347,558

		TOTAL HEALTH SERVICES	347,558

HOTELS AND OTHER LODGING PLACES - 1.46%
2,029	*	Las Vegas Sands Corp	34,168
7,164	*	Orient-Express Hotels Ltd (Class A)	82,458
10,531		Starwood Hotels & Resorts Worldwide, Inc	347,839

		TOTAL HOTELS AND OTHER LODGING PLACES	464,465

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.62%
3,846	*	AGCO Corp	106,265
6,608	*	Dell, Inc	100,838
13,233		Hewlett-Packard Co	624,730

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	831,833

INSTRUMENTS AND RELATED PRODUCTS - 5.81%
2,254		Alcon, Inc	312,562
26,962	*	Boston Scientific Corp	285,528
4,909		Danaher Corp	330,474
1,954	*	Intuitive Surgical, Inc	512,436
4,110		Rockwell Collins, Inc	208,788
3,907		Roper Industries, Inc	199,179

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,848,967

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 1.20%
8,906		Aflac, Inc	$380,642

		TOTAL INSURANCE CARRIERS	380,642

METAL MINING - 0.56%
7,647		Companhia Vale do Rio Doce (ADR)	176,875

		TOTAL METAL MINING	176,875

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
3,831		Jarden Corp	107,536

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	107,536

MISCELLANEOUS RETAIL - 4.96%
10,099	*	Amazon.com, Inc	942,843
17,753		CVS Corp	634,492

		TOTAL MISCELLANEOUS RETAIL	1,577,335

OIL AND GAS EXTRACTION - 4.43%
3,452		Anadarko Petroleum Corp	216,544
2,691	*	Concho Resources, Inc	97,737
8,164	*	National Oilwell Varco, Inc	352,114
4,057		Occidental Petroleum Corp	318,069
6,233		Range Resources Corp	307,661
6,499		Tullow Oil plc	117,158

		TOTAL OIL AND GAS EXTRACTION	1,409,283

PRIMARY METAL INDUSTRIES - 0.82%
2,562		Precision Castparts Corp	260,991

		TOTAL PRIMARY METAL INDUSTRIES	260,991

SECURITY AND COMMODITY BROKERS - 5.36%
14,509		Charles Schwab Corp	277,847
61,071	*	E*Trade Financial Corp	106,874
5,635		Goldman Sachs Group, Inc	1,038,813
9,146		Morgan Stanley	282,428

		TOTAL SECURITY AND COMMODITY BROKERS	1,705,962

TRANSPORTATION BY AIR - 1.04%
4,382		FedEx Corp	329,614

		TOTAL TRANSPORTATION BY AIR	329,614

TRANSPORTATION EQUIPMENT - 0.99%
5,151		United Technologies Corp	313,850

		TOTAL TRANSPORTATION EQUIPMENT	313,850

		TOTAL COMMON STOCKS (Cost $28,948,725)	31,663,542

		TOTAL PORTFOLIO - 99.55% (Cost $28,948,725)	31,663,542
		OTHER ASSETS AND LIABILITIES, NET - 0.45%	143,954

		NET ASSETS - 100.00%	$31,807,496

TIAA-CREF LIFE FUNDS - Growth Equity Fund

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%
AMUSEMENT AND RECREATION SERVICES - 0.61%
23,151	*	Melco PBL Entertainment Macau Ltd (ADR)	$161,131
8,214		Walt Disney Co	225,556

		TOTAL AMUSEMENT AND RECREATION SERVICES	386,687

APPAREL AND ACCESSORY STORES - 0.84%
10,406		American Eagle Outfitters, Inc	175,445
8,864	*	AnnTaylor Stores Corp	140,849
4,043	*	Lululemon Athletica, Inc	91,978
4,145	*	Urban Outfitters, Inc	125,055

		TOTAL APPAREL AND ACCESSORY STORES	533,327

APPAREL AND OTHER TEXTILE PRODUCTS - 0.90%
8,062		Guess ?, Inc	298,617
3,824		VF Corp	276,972

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	575,589

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
16,814		Home Depot, Inc	447,925

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	447,925

BUSINESS SERVICES - 7.48%
7,117		Companhia Brasileira de Meios de Pagamento	70,624
3,254		Ctrip.com International Ltd (ADR)	191,303
1,617	*	Google, Inc (Class A)	801,789
7,347	*	Informatica Corp	165,895
29,332	*	Interpublic Group of Cos, Inc	220,577
53,373		Microsoft Corp	1,381,826
5,523	*	Netease.com (ADR)	252,291
11,126	*	Nuance Communications, Inc	166,445
19,677		Oracle Corp	410,069
14,257	*	VeriSign, Inc	337,748
4,685		Visa, Inc (Class A)	323,780
24,644	*	Yahoo!, Inc	438,910

		TOTAL BUSINESS SERVICES	4,761,257

CHEMICALS AND ALLIED PRODUCTS - 13.16%
13,785	*	Amgen, Inc	830,271
16,871		Bristol-Myers Squibb Co	379,935
1,448		CF Industries Holdings, Inc	124,861
3,377		Colgate-Palmolive Co	257,598
15,925		Dow Chemical Co	415,165
5,966		Du Pont (E.I.) de Nemours & Co	191,747
15,817	*	Gilead Sciences, Inc	736,756
6,626		Huntsman Corp	60,363
23,763		Johnson & Johnson	1,446,928
32,186	*	King Pharmaceuticals, Inc	346,643
5,529		Monsanto Co	427,945
23,381	*	Mylan Laboratories, Inc	374,330
11,090		Novartis AG. (ADR)	558,714
59,358		Pfizer, Inc	982,374
3,599		Praxair, Inc	294,002
14,199		Procter & Gamble Co	822,406
7,795		Shire Ltd	135,040

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,385,078

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 3.52%
29,127		AT&T, Inc	$786,720
11,384	*	DIRECTV Group, Inc	313,971
5,331	*	DISH Network Corp (Class A)	102,675
5,913	*	SBA Communications Corp (Class A)	159,828
7,930		Scripps Networks Interactive (Class A)	293,014
19,378		Verizon Communications, Inc	586,572

		TOTAL COMMUNICATIONS	2,242,780

DEPOSITORY INSTITUTIONS - 8.65%
68,104		Bank of America Corp	1,152,320
101,955		Citigroup, Inc	493,462
34,533		Huntington Bancshares, Inc	162,650
32,706		JPMorgan Chase & Co	1,433,176
4,785		Northern Trust Corp	278,296
8,193		State Street Corp	430,952
18,005		TCF Financial Corp	234,785
22,739		US Bancorp	497,075
29,125		Wells Fargo & Co	820,743

		TOTAL DEPOSITORY INSTITUTIONS	5,503,459

EATING AND DRINKING PLACES - 0.80%
6,179		Brinker International, Inc	97,196
4,767	*	Jack in the Box, Inc	97,676
5,535		McDonald’s Corp	315,882

		TOTAL EATING AND DRINKING PLACES	510,754

ELECTRIC, GAS, AND SANITARY SERVICES - 3.97%
15,626	*	AES Corp	231,577
11,867		Allegheny Energy, Inc	314,713
5,468		Centerpoint Energy, Inc	67,967
5,813		Exelon Corp	288,441
5,365		FirstEnergy Corp	245,288
22,750		NV Energy, Inc	263,673
10,083		PG&E Corp	408,261
7,232		Questar Corp	271,634
16,280		Republic Services, Inc	432,559

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,524,113

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.25%
1,720	*	A123 Systems, Inc	36,670
37,773	*	Advanced Micro Devices, Inc	213,795
6,401	*	Apple Computer, Inc	1,186,553
45,676	*	Cisco Systems, Inc	1,075,213
5,100		Cooper Industries plc	191,607
66,348		General Electric Co	1,089,434
37,846		Intel Corp	740,646
35,600	*	Micron Technology, Inc	291,920
91	*	Nortel Networks Corp	8
23,356	*	Nvidia Corp	351,041
11,903	*	QLogic Corp	204,732
11,437		Qualcomm, Inc	514,436

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,896,055

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
19,894		KBR, Inc	463,331

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	463,331

FOOD AND KINDRED PRODUCTS - 4.23%
6,859		Coca-Cola Co	368,328
7,344		ConAgra Foods, Inc	159,218
5,100	*	Dr Pepper Snapple Group, Inc	146,625
6,037		General Mills, Inc	388,662

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

5,857	*	Hansen Natural Corp	$215,186
4,864		InBev NV	222,109
11,423		PepsiCo, Inc	670,074
7,848	*	Smithfield Foods, Inc	108,302
14,541		Unilever plc	413,184

		TOTAL FOOD AND KINDRED PRODUCTS	2,691,688

FOOD STORES - 0.25%
5,149	*	Whole Foods Market, Inc	156,993

		TOTAL FOOD STORES	156,993

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
3,368	*	Bed Bath & Beyond, Inc	126,435

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	126,435

GENERAL MERCHANDISE STORES - 2.13%
3,941		Target Corp	183,966
6,529		TJX Companies, Inc	242,552
18,903		Wal-Mart Stores, Inc	927,949

		TOTAL GENERAL MERCHANDISE STORES	1,354,467

HEALTH SERVICES - 1.71%
7,887		McKesson Corp	469,671
11,218	*	Medco Health Solutions, Inc	620,467

		TOTAL HEALTH SERVICES	1,090,138

HOLDING AND OTHER INVESTMENT OFFICES - 0.49%
975		Boston Properties, Inc	63,911
939		Simon Property Group, Inc	65,195
5,812	*	Starwood Property Trust, Inc	117,693
1,014		Vornado Realty Trust	65,312

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	312,111

HOTELS AND OTHER LODGING PLACES - 0.58%
10,922	*	Las Vegas Sands Corp	183,927
5,079		Starwood Hotels & Resorts Worldwide, Inc	167,759
12,800	*,m	Wynn Macau Ltd	16,648

		TOTAL HOTELS AND OTHER LODGING PLACES	368,334

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.71%
2,737	*	AGCO Corp	75,623
2,413		Alstom RGPT	176,094
18,941		Applied Materials, Inc	253,809
34,639	*	EMC Corp	590,249
7,745		Emerson Electric Co	310,420
19,163		Hewlett-Packard Co	904,685
8,705		Ingersoll-Rand PLC	266,982
7,718		International Business Machines Corp	923,149
7,772		International Game Technology	166,943
13,678	*	Palm, Inc	238,408
8,214		Raytheon Co	394,026
14,459	*	SanDisk Corp	313,760
4,198		SPX Corp	257,211
12,360		Textron, Inc	234,593
12,684		Tyco International Ltd	437,344

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,543,296

INSTRUMENTS AND RELATED PRODUCTS - 2.92%
10,932		Baxter International, Inc	623,232

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

58,723	*	Boston Scientific Corp	$621,877
6,317		Medtronic, Inc	232,466
3,976	*	NuVasive, Inc	166,038
11,073		PerkinElmer, Inc	213,045

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,856,658

INSURANCE CARRIERS - 2.43%
9,296		ACE Ltd	496,965
3,611		PartnerRe Ltd	277,830
7,919		Progressive Corp	131,297
9,153		Prudential Financial, Inc	456,826
3,820	*	WellPoint, Inc	180,915

		TOTAL INSURANCE CARRIERS	1,543,833

LEGAL SERVICES - 0.55%
8,155	*	FTI Consulting, Inc	347,485

		TOTAL LEGAL SERVICES	347,485

METAL MINING - 1.10%
8,323		Anglo American plc	265,098
5,879		Barrick Gold Corp	222,814
9,065		Companhia Vale do Rio Doce (ADR)	209,673

		TOTAL METAL MINING	697,585

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
8,697		Jarden Corp	244,125

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	244,125

MISCELLANEOUS RETAIL - 0.99%
2,995	*	Amazon.com, Inc	279,613
9,789		CVS Corp	349,859

		TOTAL MISCELLANEOUS RETAIL	629,472

MOTION PICTURES - 1.56%
15,239	*	Discovery Communications, Inc (Class A)	440,255
1,686	*	DreamWorks Animation SKG, Inc (Class A)	59,971
17,062		Time Warner, Inc	491,044

		TOTAL MOTION PICTURES	991,270

NONDEPOSITORY INSTITUTIONS - 0.48%
18,936		Discover Financial Services	307,331

		TOTAL NONDEPOSITORY INSTITUTIONS	307,331

OIL AND GAS EXTRACTION - 5.75%
11,100		Anadarko Petroleum Corp	696,303
10,054	*	Cameron International Corp	380,242
29,156		Halliburton Co	790,712
9,554	*	Newfield Exploration Co	406,618
7,392		Occidental Petroleum Corp	579,533
8,757		Petroleo Brasileiro S.A. (ADR)	401,946
6,259		Range Resources Corp	308,944
5,168		Tullow Oil plc	93,164

		TOTAL OIL AND GAS EXTRACTION	3,657,462

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.64%
5,261		Kimberly-Clark Corp	$310,294
2,116		Rock-Tenn Co (Class A)	99,685

		TOTAL PAPER AND ALLIED PRODUCTS	409,979

PETROLEUM AND COAL PRODUCTS - 5.41%
13,611		Chevron Corp	958,623
30,615		Exxon Mobil Corp	2,100,495
4,549		Murphy Oil Corp	261,886
2,035		Walter Industries, Inc	122,222

		TOTAL PETROLEUM AND COAL PRODUCTS	3,443,226

PRINTING AND PUBLISHING - 0.12%
1,502	*	VistaPrint Ltd	76,227

		TOTAL PRINTING AND PUBLISHING	76,227

RAILROAD TRANSPORTATION - 0.72%
7,856		Union Pacific Corp	458,398

		TOTAL RAILROAD TRANSPORTATION	458,398

SECURITY AND COMMODITY BROKERS - 3.06%
65,705	*	E*Trade Financial Corp	114,984
6,112		Goldman Sachs Group, Inc	1,126,747
10,814		Janus Capital Group, Inc	153,343
13,710		Legg Mason, Inc	425,421
17,788	*	MF Global Ltd	129,319

		TOTAL SECURITY AND COMMODITY BROKERS	1,949,814

STONE, CLAY, AND GLASS PRODUCTS - 0.43%
7,407	*	Owens-Illinois, Inc	273,318

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	273,318

TOBACCO PRODUCTS - 0.98%
12,793		Philip Morris International, Inc	623,531

		TOTAL TOBACCO PRODUCTS	623,531

TRANSPORTATION BY AIR - 0.83%
5,429		FedEx Corp	408,370
19,836	*	JetBlue Airways Corp	118,619

		TOTAL TRANSPORTATION BY AIR	526,989

TRANSPORTATION EQUIPMENT - 2.39%
5,940		Autoliv, Inc	199,584
8,228		Goodrich Corp	447,110
5,903		Harley-Davidson, Inc	135,769
13,552		Honeywell International, Inc	503,457
5,535		Magna International, Inc - Class A	235,348

		TOTAL TRANSPORTATION EQUIPMENT	1,521,268

		TOTAL COMMON STOCKS (Cost $60,465,450)	63,431,788

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE
	TOTAL PORTFOLIO - 99.65% (Cost $60,465,450)	$63,431,788
	OTHER ASSETS AND LIABILITIES, NET - 0.35%	223,457

	NET ASSETS - 100.00%	$63,655,245

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.30%
BUSINESS SERVICES - 3.72%
40,799		Adecco S.A.	$2,169,279
38,830	*	Autonomy Corp plc	1,010,896
2,000		Mitsubishi UFJ Lease & Finance Co Ltd	60,380
6		NTT Data Corp	19,224

		TOTAL BUSINESS SERVICES	3,259,779

CHEMICALS AND ALLIED PRODUCTS - 13.85%
4,000		Astellas Pharma, Inc	164,429
3,000		Eisai Co Ltd	112,962
48,833		Henkel KGaA (Preference)	2,102,345
2,000		Hisamitsu Pharmaceutical Co, Inc	81,101
10,000		Kao Corp	247,312
4,000		Kissei Pharmaceutical Co Ltd	102,490
1,000		Kyowa Hakko Kogyo Co Ltd	12,666
73,034		Lanxess AG.	2,516,889
35,297		Novartis AG.	1,766,042
43,155		Reckitt Benckiser Group plc	2,109,048
11,100		Shin-Etsu Chemical Co Ltd	682,582
8,312		Syngenta AG.	1,909,763
3,500		Takeda Pharmaceutical Co Ltd	145,825
2,000		Tanabe Seiyaku Co Ltd	26,670
3,000		Tsumura & Co	108,283
8,000		UBE Industries Ltd	21,033

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,109,440

COMMUNICATIONS - 1.41%
352,169		BT Group plc	731,666
8,700		Nippon Telegraph & Telephone Corp	403,186
18		NTT DoCoMo, Inc	28,755
29,926		Vodafone Group plc	67,052

		TOTAL COMMUNICATIONS	1,230,659

DEPOSITORY INSTITUTIONS - 8.31%
69	*	Australia & New Zealand Banking Group Ltd	1,485
42,637		HDFC Bank Ltd	1,462,891
119,927		HSBC Holdings plc	1,372,296
69,100	*	ING Groep NV	1,233,632
8,000		Mitsui Trust Holdings, Inc	29,677
48,200		Mizuho Financial Group, Inc	95,578
943		Societe Generale	75,897
16,600		Sumitomo Mitsui Financial Group, Inc	578,822
3,000		Suruga Bank Ltd	28,374
130,964	*	UBS A.G.	2,397,364

		TOTAL DEPOSITORY INSTITUTIONS	7,276,016

EDUCATIONAL SERVICES - 0.01%
100		Benesse Corp	4,902

		TOTAL EDUCATIONAL SERVICES	4,902

ELECTRIC, GAS, AND SANITARY SERVICES - 3.11%
10,300		Chubu Electric Power Co, Inc	250,142
54,600		Fortum Oyj	1,399,828
1,900		Hokkaido Electric Power Co, Inc	39,539
1,900		Hokuriku Electric Power Co	48,365
6,200		Kansai Electric Power Co, Inc	149,880
5,700		Kyushu Electric Power Co, Inc	129,221

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

6,000		Tohoku Electric Power Co, Inc	$133,682
12,600		Tokyo Electric Power Co, Inc	330,563
58,500		Tokyo Gas Co Ltd	243,085

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,724,305

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.15%
359,150		Hon Hai Precision Industry Co, Ltd	1,441,158
90		Kyocera Corp	8,352
5,000		Matsushita Electric Industrial Co Ltd	73,692
66,000		Mitsubishi Electric Corp	499,972
100		Murata Manufacturing Co Ltd	4,746
800		Nidec Corp	64,970
1,200		Nitto Denko Corp	36,763
243,871		Nokia Oyj	3,586,527
309,750		Powertech Technology, Inc	930,753
124,659		Smiths Group plc	1,770,105
7,700		Sony Corp	227,745
180,742		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,980,932

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,625,715

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
10,340		Tecan Group AG.	638,580

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	638,580

FOOD AND KINDRED PRODUCTS - 3.32%
2,000		Asahi Breweries Ltd	36,584
53,987		InBev NV	2,465,252
15,000		Toyo Suisan Kaisha Ltd	406,060

		TOTAL FOOD AND KINDRED PRODUCTS	2,907,896

FOOD STORES - 0.29%
10,700		Seven & I Holdings Co Ltd	256,280

		TOTAL FOOD STORES	256,280

GENERAL BUILDING CONTRACTORS - 0.15%
137,500		Haseko Corp	134,796

		TOTAL GENERAL BUILDING CONTRACTORS	134,796

GENERAL MERCHANDISE STORES - 1.10%
1,900		Shinsegae Co Ltd	959,474

		TOTAL GENERAL MERCHANDISE STORES	959,474

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.95%
27,700		Saipem S.p.A.	834,205

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	834,205

HOLDING AND OTHER INVESTMENT OFFICES - 2.82%
20		DA Office Investment Corp	65,727
115,468		iShares MSCI Japan Index Fund	1,147,751
20		Japan Excellent, Inc	109,174
10	*	Japan Retail Fund Investment Corp	54,253
15	*	Kenedix Realty Investment Corp	56,314
10		Nippon Accommodations Fund, Inc	55,590
1		Nomura Real Estate Office Fund, Inc	6,651
10		Nomura Real Estate Residential Fund, Inc	47,680
24		Premier Investment Co	99,727
20		Top REIT Inc	96,251
10		United Urban Investment Corp	58,597

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

54,600		Westfield Group	$669,537

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,467,252

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.71%
6,170		Canon, Inc	249,508
500		Daikin Industries Ltd	17,991
1,400		Fanuc Ltd	125,550
1,040		FUJIFILM Holdings Corp	31,166
8,630		Komatsu Ltd	161,707
46,500		Konica Minolta Holdings, Inc	440,834
8,854		Rheinmetall AG.	524,220
108,133		SKF AB (B Shares)	1,698,461
100	*	Sumitomo Heavy Industries Ltd	488

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,249,925

INSTRUMENTS AND RELATED PRODUCTS - 1.90%
15,807		Phonak Holding AG.	1,593,970
1,200		Terumo Corp	66,039

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,660,009

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
1,700		Millea Holdings, Inc	49,240

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	49,240

INSURANCE CARRIERS - 0.25%
3,199		Mitsui Sumitomo Insurance Group Holdings, Inc	88,203
12,000		Sompo Japan Insurance, Inc	80,744
1,700		T&D Holdings, Inc	46,020

		TOTAL INSURANCE CARRIERS	214,967

METAL MINING - 4.02%
28,615		Anglo American plc	911,421
2,411		BHP Billiton Ltd	80,251
6,667		Rio Tinto Ltd	348,428
51,107		Rio Tinto plc	2,179,543

		TOTAL METAL MINING	3,519,643

NONDEPOSITORY INSTITUTIONS - 0.48%
6,921		ORIX Corp	422,515

		TOTAL NONDEPOSITORY INSTITUTIONS	422,515

OIL AND GAS EXTRACTION - 5.19%
100,990		BG Group plc	1,754,388
839,000		CNOOC Ltd	1,128,042
17		Inpex Holdings, Inc	145,068
83,987		Tullow Oil plc	1,514,046

		TOTAL OIL AND GAS EXTRACTION	4,541,544

PAPER AND ALLIED PRODUCTS - 0.78%
512,000		Nine Dragons Paper Holdings Ltd	659,320
4,000		Rengo Co Ltd	24,508

		TOTAL PAPER AND ALLIED PRODUCTS	683,828

PETROLEUM AND COAL PRODUCTS - 1.33%
113,981		BP plc	1,007,338
4,989		Royal Dutch Shell plc (A Shares)	142,202

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

257		Total S.A.	$15,271

		TOTAL PETROLEUM AND COAL PRODUCTS	1,164,811

PRIMARY METAL INDUSTRIES - 0.20%
9,100		Nippon Steel Corp	33,251
29,000		Sumitomo Metal Industries Ltd	71,398
4,200		Sumitomo Metal Mining Co Ltd	68,967

		TOTAL PRIMARY METAL INDUSTRIES	173,616

RAILROAD TRANSPORTATION - 0.99%
20		Central Japan Railway Co	143,709
7,100		East Japan Railway Co	510,956
57		West Japan Railway Co	215,897

		TOTAL RAILROAD TRANSPORTATION	870,562

REAL ESTATE - 0.18%
5,310		Goldcrest Co Ltd	160,604

		TOTAL REAL ESTATE	160,604

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.58%
63,408		Bayer AG.	4,393,513
69,510		Hankook Tire Co Ltd	1,383,416
8,000	*	NOK Corp	119,245
158,012		SSL International plc	1,616,173

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,512,347

SECURITY AND COMMODITY BROKERS - 9.25%
48,615		Credit Suisse Group	2,697,445
47,596		Deutsche Boerse AG.	3,889,928
76,800		Hong Kong Exchanges and Clearing Ltd	1,392,301
17,900		Nomura Holdings, Inc	110,273

		TOTAL SECURITY AND COMMODITY BROKERS	8,089,947

TRANSPORTATION EQUIPMENT - 1.41%
3,520	*	Denso Corp	103,524
16,300	*	Honda Motor Co Ltd	502,083
4,000		JTEKT Corp	46,611
14,720		Toyota Motor Corp	585,421

		TOTAL TRANSPORTATION EQUIPMENT	1,237,639

WATER TRANSPORTATION - 0.07%
10,000		Mitsui OSK Lines Ltd	59,266

		TOTAL WATER TRANSPORTATION	59,266

WHOLESALE TRADE-DURABLE GOODS - 5.92%
56,549		Assa Abloy AB (Class B)	919,047
240,000		Li & Fung Ltd	967,736
9,240		Mitsubishi Corp	186,931
11,000		Mitsui & Co Ltd	143,865
20,250		Sumitomo Corp	208,670
79,988		ThyssenKrupp AG.	2,754,194

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,180,443

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
10,000	Nippon Oil Corp	$56,147

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	56,147

	TOTAL COMMON STOCKS (Cost $81,929,601)	84,276,352

	TOTAL PORTFOLIO - 96.30% (Cost $81,929,601)	84,276,352
	OTHER ASSETS AND LIABILITIES, NET - 3.70%	3,235,706

	NET ASSETS - 100.00%	$87,512,058

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE INTERNATIONAL EQUITY

SUMMARY OF MARKET VALUES BY COUNTRY

September 30, 2009

Country	Value	% of total portfolio
DOMESTIC
UNITED STATES	$1,147,751	1.36%

TOTAL DOMESTIC	1,147,751	1.36

FOREIGN

AUSTRALIA	1,099,701	1.30
BELGIUM	2,465,252	2.93
CHINA	1,787,362	2.12
FINLAND	4,986,355	5.92
FRANCE	91,168	0.11
GERMANY	16,181,089	19.20
HONG KONG	2,360,037	2.80
INDIA	1,462,891	1.74
ITALY	834,205	0.99
JAPAN	11,955,051	14.19
KOREA, REPUBLIC OF	2,342,890	2.78
NETHERLANDS	1,375,834	1.63
SWEDEN	2,617,508	3.11
SWITZERLAND	13,172,443	15.63
TAIWAN	4,352,843	5.16
UNITED KINGDOM	16,043,972	19.04

TOTAL FOREIGN	83,128,601	98.64

TOTAL PORTFOLIO	$84,276,352	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.50%
AMUSEMENT AND RECREATION SERVICES - 0.96%
18,361	*	Melco PBL Entertainment Macau Ltd (ADR)	$127,793
8,276	*	Penn National Gaming, Inc	228,914
5,803		Walt Disney Co	159,350

		TOTAL AMUSEMENT AND RECREATION SERVICES	516,057

APPAREL AND ACCESSORY STORES - 0.60%
8,952		American Eagle Outfitters, Inc	150,931
10,106		Limited Brands, Inc	171,701

		TOTAL APPAREL AND ACCESSORY STORES	322,632

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00%**
210		Liz Claiborne, Inc	1,035

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,035

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.09%
27,931		Lowe’s Cos, Inc	584,875

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	584,875

BUSINESS SERVICES - 1.78%
4,798	*	DST Systems, Inc	214,950
21,774	*	eBay, Inc	514,085
4,914	*	Interpublic Group of Cos, Inc	36,953
242	*	Medidata Solutions, Inc	3,666
10,370	*	Yahoo!, Inc	184,690

		TOTAL BUSINESS SERVICES	954,344

CHEMICALS AND ALLIED PRODUCTS - 11.18%
8,210		Alberto-Culver Co	227,253
7,191	*	Amgen, Inc	433,114
2,237		Clorox Co	131,580
11,185		Dow Chemical Co	291,593
2,239		Du Pont (E.I.) de Nemours & Co	71,961
23,984		Huntsman Corp	218,494
12,371		Johnson & Johnson	753,270
18,663	*	King Pharmaceuticals, Inc	201,001
4,662		Merck & Co, Inc	147,459
15,366	*	Mylan Laboratories, Inc	246,010
18,639		Novartis AG. (ADR)	939,033
62,157		Pfizer, Inc	1,028,699
7,532		Procter & Gamble Co	436,253
5,039		Shire plc (ADR)	263,489
5,948	*	Talercris Biotherapeutics Holdings Corp	113,012
10,931	*	Vanda Pharmaceuticals, Inc	127,237
7,392		Wyeth	359,103

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,988,561

COMMUNICATIONS - 5.49%
51,066		AT&T, Inc	1,379,293
30,110		Comcast Corp (Class A)	508,558
6,032	*	DISH Network Corp (Class A)	116,176
452		Fairpoint Communications, Inc	185
12,699	*	MetroPCS Communications, Inc	118,863
37,699	*	Sprint Nextel Corp	148,911
682		Time Warner Cable, Inc	29,387

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

21,202		Verizon Communications, Inc	$641,785

		TOTAL COMMUNICATIONS	2,943,158

DEPOSITORY INSTITUTIONS - 14.26%
29,147		AMMB Holdings Berhad	35,876
80,861		Bank of America Corp	1,368,169
20,287		Bank of Ireland	101,529
7,747		Bank of New York Mellon Corp	224,586
1,900		Bank of the Ryukyus Ltd	23,389
168,168		Citigroup, Inc	813,933
37,238	*	Fortis	174,430
114,757		Huntington Bancshares, Inc	540,505
27,309		JPMorgan Chase & Co	1,196,680
42,507		Regions Financial Corp	263,968
13,409		State Street Corp	705,313
10,057		SunTrust Banks, Inc	226,785
26,697		TCF Financial Corp	348,129
27,917		US Bancorp	610,266
35,840		Wells Fargo & Co	1,009,971

		TOTAL DEPOSITORY INSTITUTIONS	7,643,529

EATING AND DRINKING PLACES - 0.97%
21,626		Brinker International, Inc	340,177
37,431		Wendy’s/Arby’s Group, Inc (Class A)	177,049

		TOTAL EATING AND DRINKING PLACES	517,226

ELECTRIC, GAS, AND SANITARY SERVICES - 6.33%
9,188		Allegheny Energy, Inc	243,666
5,772		American Electric Power Co, Inc	178,874
14,926		Centerpoint Energy, Inc	185,530
1,687		Consolidated Edison, Inc	69,066
3,607		Constellation Energy Group, Inc	116,759
739		Dominion Resources, Inc	25,496
7,648		Duke Energy Corp	120,380
1,148		Entergy Corp	91,679
10,071		Exelon Corp	499,723
2,038		FirstEnergy Corp	93,177
2,891		FPL Group, Inc	159,670
281		MDU Resources Group, Inc	5,859
3,714	*	Mirant Corp	61,021
7,801	*	NRG Energy, Inc	219,910
14,243		NV Energy, Inc	165,076
4,200		PG&E Corp	170,058
3,330		PPL Corp	101,032
1,918		Progress Energy, Inc	74,917
47		Public Service Enterprise Group, Inc	1,478
2,927		Questar Corp	109,938
14,673	*	Reliant Energy, Inc	104,765
14,220		Republic Services, Inc	377,825
187		Southern Union Co	3,888
8,334		Williams Cos, Inc	148,929
3,200		Xcel Energy, Inc	61,568

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,390,284

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.70%
1,453	*	A123 Systems, Inc	30,978
38,063	*	Advanced Micro Devices, Inc	215,437
7,668		Analog Devices, Inc	211,483
3,965		Cooper Industries plc	148,965
1,760	*	Energizer Holdings, Inc	116,758
108,799		General Electric Co	1,786,480
32,591	*	Infineon Technologies AG.	183,853
20,125	*	Integrated Device Technology, Inc	136,045
18,193		Intel Corp	356,037
3,836		Motorola, Inc	32,951
17,670	*	Nvidia Corp	265,580

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

8,118		Qualcomm, Inc	$365,148
3,019	*	Research In Motion Ltd	203,933
746,266		Solomon Systech International Ltd	72,219

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,125,867

ENGINEERING AND MANAGEMENT SERVICES - 0.55%
22	*	Affymax, Inc	526
9,106	*	Shaw Group, Inc	292,211

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	292,737

FABRICATED METAL PRODUCTS - 0.55%
9,903		Pentair, Inc	292,337

		TOTAL FABRICATED METAL PRODUCTS	292,337

FOOD AND KINDRED PRODUCTS - 3.51%
1,779		Coca-Cola Co	95,532
4,912		ConAgra Foods, Inc	106,492
10,687		Del Monte Foods Co	123,755
7,578		General Mills, Inc	487,872
1,398		Kellogg Co	68,824
19,318		Kraft Foods, Inc (Class A)	507,484
17,143		Unilever plc (ADR)	491,661

		TOTAL FOOD AND KINDRED PRODUCTS	1,881,620

FOOD STORES - 0.07%
1,752		Kroger Co	36,161

		TOTAL FOOD STORES	36,161

FORESTRY - 1.48%
3,718		Rayonier, Inc	152,103
17,518		Weyerhaeuser Co	642,035

		TOTAL FORESTRY	794,138

GENERAL MERCHANDISE STORES - 1.13%
12,956		Target Corp	604,786

		TOTAL GENERAL MERCHANDISE STORES	604,786

HOLDING AND OTHER INVESTMENT OFFICES - 2.00%
520		Boston Properties, Inc	34,086
19,369		Glimcher Realty Trust	71,084
11,811		Kimco Realty Corp	154,015
1,673		Plum Creek Timber Co, Inc	51,261
1,035		Regency Centers Corp	38,347
474		Simon Property Group, Inc	32,910
3,543		SL Green Realty Corp	155,361
8,981	*	Starwood Property Trust, Inc	181,865
1,039		Vornado Realty Trust	66,922
23,459		Westfield Group	287,668

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,073,519

HOTELS AND OTHER LODGING PLACES - 0.63%
4,433		Accor S.A.	246,766
4,421	*	Las Vegas Sands Corp	74,450
10,800	*,m	Wynn Macau Ltd	14,047

		TOTAL HOTELS AND OTHER LODGING PLACES	335,263

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.16%
16,586	*	AGCO Corp	$458,271
8,299		Hewlett-Packard Co	391,796
2,548		ITT Industries, Inc	132,878
3,831		Northrop Grumman Corp	198,254
15,793	*	Palm, Inc	275,272
6,087		SPX Corp	372,950
9,810		Textron, Inc	186,194
18,164	*	Verigy Ltd	211,066

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,226,681

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
62,956	*	Boston Scientific Corp	666,704
6,130	*	Bruker BioSciences Corp	65,407
6,658		Danaher Corp	448,217
10,520		PerkinElmer, Inc	202,405

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,382,733

INSURANCE CARRIERS - 4.17%
5,368		ACE Ltd	286,973
65		Aegon NV	550
1,793		Aetna, Inc	49,899
2,158		Allstate Corp	66,078
7,928		Axis Capital Holdings Ltd	239,267
3,314		Max Re Capital Ltd	70,820
3,120		PartnerRe Ltd	240,053
1,431		Principal Financial Group	39,195
3,535		Prudential Financial, Inc	176,432
3,591		RenaissanceRe Holdings Ltd	196,643
1,137		Transatlantic Holdings, Inc	57,043
8,146		Travelers Cos, Inc	401,028
8,150		UnitedHealth Group, Inc	204,076
4,408	*	WellPoint, Inc	208,763

		TOTAL INSURANCE CARRIERS	2,236,820

METAL MINING - 1.04%
11,086		Anglo American plc	353,102
5,347		Barrick Gold Corp	202,651

		TOTAL METAL MINING	555,753

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
4,130		Hasbro, Inc	114,608

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	114,608

MISCELLANEOUS RETAIL - 0.51%
7,580		CVS Corp	270,909

		TOTAL MISCELLANEOUS RETAIL	270,909

MOTION PICTURES - 1.70%
19,130		News Corp (Class A)	229,369
23,684		Time Warner, Inc	681,625

		TOTAL MOTION PICTURES	910,994

NONDEPOSITORY INSTITUTIONS - 1.18%
96,564		Chimera Investment Corp	368,874
16,346		Discover Financial Services	265,296

		TOTAL NONDEPOSITORY INSTITUTIONS	634,170

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 8.28%
4,864		Anadarko Petroleum Corp	$305,119
3,969		Apache Corp	364,473
9,268		Baker Hughes, Inc	395,373
4,897		BJ Services Co	95,149
4,547		Cabot Oil & Gas Corp	162,555
4,561		Canadian Natural Resources Ltd	306,454
1,306		Chesapeake Energy Corp	37,090
3,684	*	Concho Resources, Inc	133,803
2,294		Devon Energy Corp	154,455
4,407		EOG Resources, Inc	368,029
4,977	*	National Oilwell Varco, Inc	214,658
9,299		Occidental Petroleum Corp	729,041
7,793		Petroleo Brasileiro S.A. (ADR)	357,699
102	*	Plains Exploration & Production Co	2,821
5,778		Range Resources Corp	285,202
5,222		Schlumberger Ltd	311,231
5,221		XTO Energy, Inc	215,732

		TOTAL OIL AND GAS EXTRACTION	4,438,884

PAPER AND ALLIED PRODUCTS - 0.36%
598		Mondi Ltd	2,819
6,891		Sonoco Products Co	189,778

		TOTAL PAPER AND ALLIED PRODUCTS	192,597

PETROLEUM AND COAL PRODUCTS - 6.98%
16,961		Chevron Corp	1,194,563
5,984		ConocoPhillips	270,237
24,045		Exxon Mobil Corp	1,649,728
10,550		Marathon Oil Corp	336,545
3,322	*	SandRidge Energy, Inc	43,053
3,001		Walter Industries, Inc	180,240
9,810	*	Western Refining, Inc	63,275

		TOTAL PETROLEUM AND COAL PRODUCTS	3,737,641

PIPELINES, EXCEPT NATURAL GAS - 0.02%
534		Spectra Energy Corp	10,114

		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,114

PRIMARY METAL INDUSTRIES - 0.18%
911		POSCO (ADR)	94,689

		TOTAL PRIMARY METAL INDUSTRIES	94,689

PRINTING AND PUBLISHING - 0.41%
2,917		Dun & Bradstreet Corp	219,708

		TOTAL PRINTING AND PUBLISHING	219,708

REAL ESTATE - 0.29%
16,731		British Land Co plc	127,062
75,073	*	Unitech Corporate Parks plc	25,795

		TOTAL REAL ESTATE	152,857

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
9,650		Newell Rubbermaid, Inc	151,409

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	151,409

SECURITY AND COMMODITY BROKERS - 3.70%
2,515	*	Artio Global Investors, Inc	65,767
149,577	*	E*Trade Financial Corp	261,760

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
5,072		Goldman Sachs Group, Inc	$935,023
1,342	*	IntercontinentalExchange, Inc	130,429
13,961		Legg Mason, Inc	433,210
5,057		Morgan Stanley	156,160

		TOTAL SECURITY AND COMMODITY BROKERS	1,982,349

TRANSPORTATION BY AIR - 0.64%
7,817	*	Continental Airlines, Inc (Class B)	128,511
23,720	*	Delta Air Lines, Inc	212,532

		TOTAL TRANSPORTATION BY AIR	341,043

TRANSPORTATION EQUIPMENT - 2.67%
50,664		American Axle & Manufacturing Holdings, Inc	358,701
6,592		Boeing Co	356,957
16,172	*	Ford Motor Co	116,600
5,998		Goodrich Corp	325,931
6,457		Magna International, Inc - Class A	274,552

		TOTAL TRANSPORTATION EQUIPMENT	1,432,741

TRANSPORTATION SERVICES - 0.60%
22,048		UTI Worldwide, Inc	319,255

		TOTAL TRANSPORTATION SERVICES	319,255

TRUCKING AND WAREHOUSING - 0.22%
3,094		Con-way, Inc	118,562

		TOTAL TRUCKING AND WAREHOUSING	118,562

WHOLESALE TRADE-DURABLE GOODS - 0.04%
1,445	*	Emdeon, Inc	23,409

		TOTAL WHOLESALE TRADE-DURABLE GOODS	23,409

		TOTAL COMMON STOCKS (Cost $52,205,915)	53,846,055

		TOTAL PORTFOLIO - 100.50% (Cost $52,205,915)	$53,846,055
		OTHER ASSETS AND LIABILITIES, NET - (0.50%)	(268,593)

		NET ASSETS - 100.00%	$53,577,462

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

* Non-income producing.

** Percentage represents less than 0.01%

m Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.17%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.12%
38		Seaboard Corp	$49,401

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	49,401

AMUSEMENT AND RECREATION SERVICES - 1.01%
3,182	*	Bally Technologies, Inc	122,094
536		Dover Downs Gaming & Entertainment, Inc	3,055
12,665	*	Live Nation, Inc	103,726
5,730	*	Pinnacle Entertainment, Inc	58,389
5,392	*	Ticketmaster	63,032
5,010		World Wrestling Entertainment, Inc (Class A)	70,190

		TOTAL AMUSEMENT AND RECREATION SERVICES	420,486

APPAREL AND ACCESSORY STORES - 2.77%
6,359		Bebe Stores, Inc	46,802
3,005	*	Carter’s, Inc	80,234
10,220		Cato Corp (Class A)	207,363
12,100	*	Charming Shoppes, Inc	59,411
4,918	*	Chico’s FAS, Inc	63,934
2,814	*	Citi Trends, Inc	80,115
1,394	*	Collective Brands, Inc	24,158
9,831	*	Dress Barn, Inc	176,270
4,758		Finish Line, Inc (Class A)	48,341
11,191	*	Hot Topic, Inc	83,821
3,453	*	J Crew Group, Inc	123,686
1,600	*	JOS A Bank Clothiers, Inc	71,632
6,601		Stage Stores, Inc	85,549

		TOTAL APPAREL AND ACCESSORY STORES	1,151,316

APPAREL AND OTHER TEXTILE PRODUCTS - 0.50%
7,161		Jones Apparel Group, Inc	128,397
15,822		Liz Claiborne, Inc	78,002

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	206,399

AUTO REPAIR, SERVICES AND PARKING - 0.55%
7,340	*	Dollar Thrifty Automotive Group, Inc	180,490
1,578	*	Wright Express Corp	46,567

		TOTAL AUTO REPAIR, SERVICES AND PARKING	227,057

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
3,320		Asbury Automotive Group, Inc	42,098

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	42,098

BUSINESS SERVICES - 12.30%
53,404	*	3Com Corp	279,302
307	*	ACI Worldwide, Inc	4,645
9,228	*	Actuate Corp	53,338
6,805		Acxiom Corp	64,375
2,836		Administaff, Inc	74,502
6,840	*	AMN Healthcare Services, Inc	65,048
2,570	*	ArcSight, Inc	61,860
1,500	*	Ariba, Inc	17,400
19,468	*	Art Technology Group, Inc	75,146
6,600	*	Avis Budget Group, Inc	88,176
1,210	*	Bottomline Technologies, Inc	15,609

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,830	*	CACI International, Inc (Class A)	$86,504
660	*	Capella Education Co	44,444
3,333	*	Changyou.com Ltd (ADR)	118,388
6,759	*	Ciber, Inc	27,036
4,269	*	Cogent, Inc	43,117
2,420	*	Commvault Systems, Inc	50,215
4,447		Compass Diversified Trust	46,560
3,781	*	CSG Systems International, Inc	60,534
4,289	*	Dice Holdings, Inc	28,136
1,640	*	Digital River, Inc	66,125
1,400	*	Dynamics Research Corp	18,228
8,614	*	DynCorp International, Inc (Class A)	155,052
17,775		Earthlink, Inc	149,488
270	*	Eclipsys Corp	5,211
3,925	*	FalconStor Software, Inc	19,507
1,830	*	Forrester Research, Inc	48,751
6,480	*	Gartner, Inc	118,390
6,879	*	Global Cash Access, Inc	50,285
4,055	*	Global Sources Ltd	27,858
3,823	*	Hackett Group, Inc	11,087
900		Heartland Payment Systems, Inc	13,059
1,676	*	i2 Technologies, Inc	26,883
2,130		iGate Corp	18,275
5,620	*	Informatica Corp	126,900
187	*	Integral Systems, Inc	1,290
1,480	*	Interactive Intelligence, Inc	28,283
629	*	inVentiv Health, Inc	10,523
2,240	*	Kenexa Corp	30,195
700	*	Keynote Systems, Inc	6,601
7,966	*	Lawson Software, Inc	49,708
1,330	*	Liquidity Services, Inc	13,726
5,100	*	Liveperson, Inc	25,704
1,000	*	Mantech International Corp (Class A)	47,160
1,056	*	MicroStrategy, Inc (Class A)	75,546
3,214	*	ModusLink Global Solutions, Inc	26,001
14,200	*	MoneyGram International, Inc	44,588
7,543	*	MPS Group, Inc	79,352
1,281	*	NCI, Inc (Class A)	36,713
1,984	*	Ness Technologies, Inc	15,654
8,506	*	Netscout Systems, Inc	114,916
1,000		NIC, Inc	8,890
4,857	*	On Assignment, Inc	28,413
4,969		Pegasystems, Inc	171,580
286	*	Perfect World Co Ltd (ADR)	13,757
481	*	Perficient, Inc	3,978
1,129	*	Perot Systems Corp (Class A)	33,531
2,500	*	Pervasive Software, Inc	12,375
4,386	*	Premiere Global Services, Inc	36,448
3,260	*	PROS Holdings, Inc	27,449
8,416	*	Quest Software, Inc	141,810
7,200	*	RealNetworks, Inc	26,784
10,099	*	Rent-A-Center, Inc	190,669
1,588	*	RightNow Technologies, Inc	22,931
10,926	*	S1 Corp	67,523
2,983	*	Saba Software, Inc	12,558
15,746	*	Sapient Corp	126,598
1,251	*	SolarWinds, Inc	27,560
6,092	*	SonicWALL, Inc	51,173
800	*	Sonus Networks, Inc	1,696
1,514	*	Spherion Corp	9,402
119	*	SPSS, Inc	5,944
2,910	*	StarTek, Inc	25,259
4,980	*	SYKES Enterprises, Inc	103,684
4,269	*	SYNNEX Corp	130,119
3,444		Take-Two Interactive Software, Inc	38,607
8,111	*	TeleTech Holdings, Inc	138,374

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

20,562	*	TIBCO Software, Inc	$195,133
2,208	*	TrueBlue, Inc	31,067
79,271	*	Unisys Corp	211,653
6,779		United Online, Inc	54,503
15,543	*	Valueclick, Inc	205,012
2,272	*	VanceInfo Technologies, Inc (ADR)	44,168
1,128	*	Vasco Data Security International	8,370
1,156		Viad Corp	23,016
2,352	*	Virtusa Corp	22,320
5,651	*	Websense, Inc	94,937

		TOTAL BUSINESS SERVICES	5,112,685

CHEMICALS AND ALLIED PRODUCTS - 6.96%
2,260	*	Acorda Therapeutics, Inc	52,613
7,600	*	Adolor Corp	12,084
1,270	*	Alexion Pharmaceuticals, Inc	56,566
3,463	*	Allos Therapeutics, Inc	25,107
3,065	*	Alnylam Pharmaceuticals, Inc	69,514
1,410	*	AMAG Pharmaceuticals, Inc	61,589
519	*	Arqule, Inc	2,356
3,300	*	Auxilium Pharmaceuticals, Inc	112,893
8,000	*	AVANIR Pharmaceuticals, Inc	16,640
1,320	*	Cambrex Corp	8,316
1,400	*	Caraco Pharmaceutical Laboratories Ltd	7,126
2,600	*	Chelsea Therapeutics International, Inc	6,526
1,500	*	China-Biotics, Inc	24,000
2,200	*	Cornerstone Therapeutics, Inc	14,410
1,516	*	Cubist Pharmaceuticals, Inc	30,623
3,014	*	Emergent Biosolutions, Inc	53,227
789	*	Enzon Pharmaceuticals, Inc	6,509
3,053	*	Facet Biotech Corp	52,786
4,665	*	Geron Corp	30,602
5,840	*	Halozyme Therapeutics, Inc	41,522
1,100	*	Hi-Tech Pharmacal Co, Inc	24,684
7,879	*	Human Genome Sciences, Inc	148,283
2,727	*	Idenix Pharmaceuticals, Inc	8,426
700	*	Idera Pharmaceuticals, Inc	5,187
8,701	*	Immucor, Inc	154,007
396	*	Immunogen, Inc	3,212
4,525		Innophos Holdings, Inc	83,713
4,231		Innospec, Inc	62,407
3,633	*	Inspire Pharmaceuticals, Inc	18,964
700		Inter Parfums, Inc	8,547
1,800	*	InterMune, Inc	28,674
1,687		Koppers Holdings, Inc	50,020
600	*	Landec Corp	3,840
2,100	*	Lannett Co, Inc	15,708
2,400	*	Ligand Pharmaceuticals, Inc (Class B)	5,544
2,583	*	MAP Pharmaceuticals, Inc	27,018
3,300		Medicis Pharmaceutical Corp (Class A)	70,455
333	*	Medivation, Inc	9,038
4,300	*	Micromet, Inc	28,638
2,790		Minerals Technologies, Inc	132,692
2,900	*	Neurocrine Biosciences, Inc	8,845
617		NewMarket Corp	57,406
4,600	*	Novavax, Inc	18,216
11,224	*	NPS Pharmaceuticals, Inc	45,120
4,450	*	Obagi Medical Products, Inc	51,620
613	*	OM Group, Inc	18,629
11,816	*	Omnova Solutions, Inc	76,568
4,635	*	Onyx Pharmaceuticals, Inc	138,911
3,714	*	Orexigen Therapeutics, Inc	36,583
6,100	*	OXiGENE, Inc	8,662

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,265	*	Par Pharmaceutical Cos, Inc	$113,250
17,163		PDL BioPharma, Inc	135,244
129		PetMed Express, Inc	2,432
20,550	*	PolyOne Corp	137,069
3,200	*	Poniard Pharmaceuticals, Inc	23,936
1,238	*	Pozen, Inc	9,112
6,045	*	Prestige Brands Holdings, Inc	42,557
9,332	*	Questcor Pharmaceuticals, Inc	51,513
2,667	*	Revlon, Inc (Class A)	12,962
6,200	*	Santarus, Inc	20,398
6,400	*	Sciclone Pharmaceuticals, Inc	27,264
6,688	*	Solutia, Inc	77,447
3,400	*	Spectrum Pharmaceuticals, Inc	22,882
1,707		Stepan Co	102,557
1,766	*	Sucampo Pharmaceuticals, Inc (Class A)	10,296
7,700	*	SuperGen, Inc	20,559
725	*	Theravance, Inc	10,614
3,438	*	Vanda Pharmaceuticals, Inc	40,018

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,894,736

COAL MINING - 0.02%
982	*	Westmoreland Coal Co	7,984

		TOTAL COAL MINING	7,984

COMMUNICATIONS - 2.01%
2,304		Adtran, Inc	56,563
7,855	*	Aruba Networks, Inc	69,438
2,531		Atlantic Tele-Network, Inc	135,206
6,500	*	Brightpoint, Inc	56,875
4,000	*	Centennial Communications Corp	31,920
25,430	*	Cincinnati Bell, Inc	89,005
4,387	*	Global Crossing Ltd	62,734
4,010	*	j2 Global Communications, Inc	92,270
3,800	*	Lodgenet Entertainment Corp	28,690
3,833	*	Mediacom Communications Corp (Class A)	22,078
500	*	Neutral Tandem, Inc	11,380
2,446	*	Novatel Wireless, Inc	27,787
11,992	*	PAETEC Holding Corp	46,409
596	*	TeleCommunication Systems, Inc (Class A)	4,983
6,351		USA Mobility, Inc	81,801
3,473	*	Virgin Mobile USA, Inc (Class A)	17,365

		TOTAL COMMUNICATIONS	834,504

DEPOSITORY INSTITUTIONS - 6.52%
1,300		1st Source Corp	21,190
600		Ameris Bancorp	4,287
932		Bancfirst Corp	34,419
1,265		Banco Latinoamericano de Exportaciones S.A. (Class E)	17,988
890		Banner Corp	2,430
2,190		Berkshire Hills Bancorp, Inc	48,049
6,800		Boston Private Financial Holdings, Inc	44,268
5,184		Brookline Bancorp, Inc	50,388
4,270		Central Pacific Financial Corp	10,760
700		Century Bancorp, Inc	15,190
15,648	*	Citizens Republic Bancorp, Inc	11,892
8,922		Community Bank System, Inc	163,004
5,284		CVB Financial Corp	40,106
4,980		Dime Community Bancshares	56,921
7,462		East West Bancorp, Inc	61,935
298		First Bancorp	5,379
1,200		First Defiance Financial Corp	17,892
4,310		First Financial Bancorp	51,936

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

750		First Financial Bankshares, Inc	$37,095
700		First Financial Holdings, Inc	11,179
1,840		First Merchants Corp	12,825
4,109		First Niagara Financial Group, Inc	50,664
3,043		FirstMerit Corp	57,908
3,300	*	Flagstar Bancorp, Inc	3,399
600		Flushing Financial Corp	6,840
1,608		Hancock Holding Co	60,413
907		Harleysville National Corp	4,834
702		Independent Bank Corp	15,535
5,960		International Bancshares Corp	97,208
1,920		Lakeland Bancorp, Inc	14,400
400		Lakeland Financial Corp	8,260
2,333		MainSource Financial Group, Inc	15,864
2,180		Nara Bancorp, Inc	15,151
10,023		National Penn Bancshares, Inc	61,241
3,352		NBT Bancorp, Inc	75,554
7,451	*	Net 1 UEPS Technologies, Inc	156,173
3,282		NewAlliance Bancshares, Inc	35,117
847		Northwest Bancorp, Inc	19,345
2,700		Pacific Capital Bancorp	3,888
6,812		Prosperity Bancshares, Inc	236,988
5,272		Provident Financial Services, Inc	54,249
672		Provident New York Bancorp	6,418
1,900		Qc Holdings, Inc	12,825
249		Renasant Corp	3,698
1,221		Republic Bancorp, Inc (Class A)	24,371
706		S.Y. Bancorp, Inc	16,302
1,071		SCBT Financial Corp	30,095
2,109	*	Signature Bank	61,161
2,060		Simmons First National Corp (Class A)	59,349
4,465		South Financial Group, Inc	6,564
531		Southside Bancshares, Inc	11,958
1,451		Southwest Bancorp, Inc	20,372
3,586		Sterling Bancorp	25,891
3,601		Sterling Financial Corp	7,202
892		Suffolk Bancorp	26,412
5,050	*	Sun Bancorp, Inc	26,664
11,199		Susquehanna Bancshares, Inc	65,962
2,000	*	The Bancorp, Inc	11,440
618		Tompkins Trustco, Inc	27,007
1,970		Trico Bancshares	32,308
8,727		Trustco Bank Corp NY	54,544
750		Trustmark Corp	14,288
4,605		UMB Financial Corp	186,225
3,891		Umpqua Holdings Corp	41,245
700		Union Bankshares Corp	8,715
637		United Community Banks, Inc	3,184
2,822		United Financial Bancorp, Inc	32,679
400		Washington Trust Bancorp, Inc	7,008
1,000		WesBanco, Inc	15,460
2,980		Westfield Financial, Inc	25,241
4,805		Wilshire Bancorp, Inc	35,269
3,545		Wintrust Financial Corp	99,118

		TOTAL DEPOSITORY INSTITUTIONS	2,711,139

EATING AND DRINKING PLACES - 1.65%
2,280	*	AFC Enterprises	19,198
2,563		Bob Evans Farms, Inc	74,481
3,620	*	California Pizza Kitchen, Inc	56,544
8,540	*	Cheesecake Factory	158,161
4,029		CKE Restaurants, Inc	42,264

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,985	*	Denny’s Corp	$37,200
1,533		O’Charleys, Inc	14,364
2,972	*	Papa John’s International, Inc	73,022
6,187	*	PF Chang’s China Bistro, Inc	210,173

		TOTAL EATING AND DRINKING PLACES	685,407

EDUCATIONAL SERVICES - 0.37%
1,263	*	American Public Education, Inc	43,877
5,919	*	Corinthian Colleges, Inc	109,856

		TOTAL EDUCATIONAL SERVICES	153,733

ELECTRIC, GAS, AND SANITARY SERVICES - 3.61%
7,640		Avista Corp	154,481
1,380		California Water Service Group	53,737
987		Chesapeake Utilities Corp	30,587
1,080	*	Clean Harbors, Inc	60,761
4,079	*	El Paso Electric Co	72,076
132		Empire District Electric Co	2,388
1,100	*	Heritage-Crystal Clean, Inc	14,025
2,310		Idacorp, Inc	66,505
5,568		Laclede Group, Inc	179,067
350		MGE Energy, Inc	12,768
3,488		New Jersey Resources Corp	126,649
3,400		Nicor, Inc	124,406
1,811		NorthWestern Corp	44,243
5,200		PNM Resources, Inc	60,736
2,140		South Jersey Industries, Inc	75,542
5,190		Southwest Gas Corp	132,760
4,001		UIL Holdings Corp	105,586
600	*	Waste Services, Inc	2,772
5,485		WGL Holdings, Inc	181,773

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,500,862

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.87%
1,138	*	A123 Systems, Inc	24,262
3,300	*	ADC Telecommunications, Inc	27,522
8,632	*	Applied Micro Circuits Corp	86,234
834		Applied Signal Technology, Inc	19,407
15,394	*	Arris Group, Inc	200,277
1,500	*	Atheros Communications, Inc	39,795
1,580	*	AZZ, Inc	63,469
10,708	*	Benchmark Electronics, Inc	192,744
5,810	*	BigBand Networks, Inc	23,298
1,190	*	Ceradyne, Inc	21,813
734	*	Checkpoint Systems, Inc	12,067
4,784		CTS Corp	44,491
1,660		Cubic Corp	65,520
2,900	*	DDi Corp	12,325
2,000	*	Diodes, Inc	36,180
9,387	*	EnerSys	207,641
4,477	*	Exar Corp	32,906
15,720	*	Exide Technologies	125,288
3,800	*	GSI Technology, Inc	15,162
9,900	*	GT Solar International, Inc	57,519
12,620	*	Harris Stratex Networks, Inc (Class A)	88,340
1,371	*	Hittite Microwave Corp	50,425
2,870	*	InterDigital, Inc	66,469
1,820		IXYS Corp	15,488
18,910	*	Lattice Semiconductor Corp	42,548
3,600	*	MEMSIC, Inc	13,500
3,166		Methode Electronics, Inc	27,449
7,082	*	Microtune, Inc	12,889

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,200	*	MIPS Technologies, Inc	$4,524
1,300	*	Monolithic Power Systems, Inc	30,485
3,778	*	Multi-Fineline Electronix, Inc	108,466
587		National Presto Industries, Inc	50,781
1,146	*	Omnivision Technologies, Inc	18,657
16,822	*	Openwave Systems, Inc	43,737
2,819	*	Oplink Communications, Inc	40,932
3,399	*	OSI Systems, Inc	62,168
4,232	*	Pericom Semiconductor Corp	41,516
6,352	*	Photronics, Inc	30,108
5,770		Plantronics, Inc	154,694
2,657	*	Plexus Corp	69,985
4,075	*	Polycom, Inc	109,006
1,721	*	Powell Industries, Inc	66,069
910		Raven Industries, Inc	24,324
1,859		Regal-Beloit Corp	84,975
16,494	*	RF Micro Devices, Inc	89,562
4,729	*	Seachange International, Inc	35,468
4,020	*	Semtech Corp	68,380
12,697	*	Silicon Storage Technology, Inc	30,727
7,720	*	Skyworks Solutions, Inc	102,213
3,294	*	Starent Networks Corp	83,733
851	*	Stoneridge, Inc	6,025
6,293	*	Symmetricom, Inc	32,598
3,474	*	Synaptics, Inc	87,545
4,022	*	Tekelec	66,081
5,448	*	Tessera Technologies, Inc	151,945
5,100	*	Trident Microsystems, Inc	13,209
3,354	*	Triquint Semiconductor, Inc	25,893
5,083	*	TTM Technologies, Inc	58,302
1,490	*	Universal Electronics, Inc	30,426
5,200	*	Utstarcom, Inc	10,868
4,661	*	Volterra Semiconductor Corp	85,623
2,772	*	White Electronic Designs Corp	12,807
11,594	*	Zoran Corp	133,563

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,690,423

ENGINEERING AND MANAGEMENT SERVICES - 2.53%
1,044	*	Affymax, Inc	24,941
10,352	*	Ariad Pharmaceuticals, Inc	22,981
2,603	*	Celera Corp	16,217
4,850	*	Exelixis, Inc	30,943
2,048	*	Exponent, Inc	57,692
200	*	Furmanite Corp	862
659	*	Incyte Corp	4,448
2,700	*	Infinity Pharmaceuticals, Inc	16,821
9,900	*	Insmed, Inc	8,118
5,447	*	Isis Pharmaceuticals, Inc	79,363
490	*	Luminex Corp	8,330
1,766		MAXIMUS, Inc	82,296
5,520	*	Maxygen, Inc	36,929
2,400		MedQuist, Inc	15,264
1,708	*	Michael Baker Corp	62,069
2,940	*	Regeneron Pharmaceuticals, Inc	56,742
4,668	*	Repligen Corp	23,387
4,392	*	Savient Pharmaceuticals, Inc	66,758
5,683	*	Seattle Genetics, Inc	79,732
3,063	*	Tetra Tech, Inc	81,261
670		VSE Corp	26,137
5,752		Watson Wyatt & Co Holdings (Class A)	250,557

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,051,848

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.24%
5,115	*	Bway Holding Co	$94,679
4,704	*	Chart Industries, Inc	101,559
4,883		CIRCOR International, Inc	137,994
1,000	*	Hawk Corp	13,720
978		Silgan Holdings, Inc	51,570
9,131		Sturm Ruger & Co, Inc	118,155

		TOTAL FABRICATED METAL PRODUCTS	517,677

FISHING, HUNTING, AND TRAPPING - 0.05%
2,584	*	HQ Sustainable Maritime Industries, Inc	22,739

		TOTAL FISHING, HUNTING, AND TRAPPING	22,739

FOOD AND KINDRED PRODUCTS - 0.98%
1,658	*	Central Garden and Pet Co (Class A)	18,122
482		Coca-Cola Bottling Co Consolidated	23,343
424	*	Darling International, Inc	3,116
661		Imperial Sugar Co	8,381
1,769		J&J Snack Foods Corp	76,403
2,570		Lancaster Colony Corp	131,765
1,100		Lance, Inc	28,402
2,400	*	Matrixx Initiatives, Inc	13,632
1,240	*	National Beverage Corp	14,272
2,460	*	Peet’s Coffee & Tea, Inc	69,446
600		Sanderson Farms, Inc	22,584

		TOTAL FOOD AND KINDRED PRODUCTS	409,466

FOOD STORES - 0.73%
4,203	*	Great Atlantic & Pacific Tea Co, Inc	37,449
540		Ingles Markets, Inc (Class A)	8,548
4,929	*	Pantry, Inc	77,287
570		Village Super Market (Class A)	16,798
2,938		Weis Markets, Inc	93,869
5,175	*	Winn-Dixie Stores, Inc	67,896

		TOTAL FOOD STORES	301,847

FURNITURE AND FIXTURES - 0.16%
1,993		Kimball International, Inc (Class B)	15,207
1,700		La-Z-Boy, Inc	14,705
2,000	*	Tempur-Pedic International, Inc	37,880

		TOTAL FURNITURE AND FIXTURES	67,792

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
11,340	*	Pier 1 Imports, Inc	43,886

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	43,886

GENERAL BUILDING CONTRACTORS - 0.61%
960		Brookfield Homes Corp	6,413
4,730	*	Hovnanian Enterprises, Inc (Class A)	18,163
2,340	*	M/I Homes, Inc	31,801
1,990	*	Meritage Homes Corp	40,397
2,760	*	Perini Corp	58,788
2,821		Ryland Group, Inc	59,438
10,760	*	Standard-Pacific Corp	39,704

		TOTAL GENERAL BUILDING CONTRACTORS	254,704

GENERAL MERCHANDISE STORES - 0.71%
11,205	*	99 Cents Only Stores	150,707
1,694		Casey’s General Stores, Inc	53,158
1,457	*	Conn’s, Inc	16,450

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,534		Fred’s, Inc (Class A)	$44,988
5,727	*	Retail Ventures, Inc	30,181

		TOTAL GENERAL MERCHANDISE STORES	295,484

HEALTH SERVICES - 0.96%
2,650	*	Amedisys, Inc	115,619
1,100		America Service Group, Inc	18,194
3,484	*	China Sky One Medical, Inc	45,954
5,300	*	Continucare Corp	16,006
5,018	*	CryoLife, Inc	39,993
1,100	*	Genomic Health, Inc	24,046
7,965	*	Immunomedics, Inc	43,967
2,600	*	Nighthawk Radiology Holdings, Inc	18,798
4,323	*	Odyssey HealthCare, Inc	54,038
1,100	*	RehabCare Group, Inc	23,859

		TOTAL HEALTH SERVICES	400,474

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.40%
1,361		Granite Construction, Inc	42,109
1,660	*	LB Foster Co (Class A)	50,763
6,787	*	Matrix Service Co	73,775

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	166,647

HOLDING AND OTHER INVESTMENT OFFICES - 6.42%
3,820		Agree Realty Corp	87,593
8,793		Allied Capital Corp	26,995
10,000		Anthracite Capital, Inc	10,500
5,690		Anworth Mortgage Asset Corp	44,837
13,843		Ashford Hospitality Trust, Inc	47,897
4,615		Associated Estates Realty Corp	44,396
4,790		Capstead Mortgage Corp	66,629
10,662		CBL & Associates Properties, Inc	103,421
4,172		Colonial Properties Trust	40,594
2,300		Danvers Bancorp, Inc	31,257
7,964		Education Realty Trust, Inc	47,227
2,000		Equity Lifestyle Properties, Inc	85,580
6,500		FelCor Lodging Trust, Inc	29,445
5,500		First Industrial Realty Trust, Inc	28,875
1,140		First Potomac Realty Trust	13,178
3,247		Getty Realty Corp	79,681
1,440		Gladstone Commercial Corp	19,699
17,159		Glimcher Realty Trust	62,974
4,755	*	Gramercy Capital Corp	11,555
1,120		Hersha Hospitality Trust	3,472
1,438		Highwoods Properties, Inc	45,225
1,977		Investors Real Estate Trust	17,872
1,310		Kilroy Realty Corp	36,339
548		Kite Realty Group Trust	2,285
2,800		LaSalle Hotel Properties	55,048
11,000		Lexington Corporate Properties Trust	56,100
6,405		LTC Properties, Inc	153,976
32,199		MFA Mortgage Investments, Inc	256,304
1,000		Mid-America Apartment Communities, Inc	45,130
3,484		Mission West Properties, Inc	23,447
1,090		National Health Investors, Inc	34,499
2,543		National Retail Properties, Inc	54,598
11,043		NorthStar Realty Finance Corp	38,761
2,000		Omega Healthcare Investors, Inc	32,040
4,740		Parkway Properties, Inc	93,378
1,743		Potlatch Corp	49,588
6,254		Prospect Capital Corp	66,980
3,932		PS Business Parks, Inc	201,790

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

12,625		Redwood Trust, Inc	$195,688
3,085		Resource Capital Corp	16,782
537		Saul Centers, Inc	17,238
20,972		Sunstone Hotel Investors, Inc	148,901
810		Tanger Factory Outlet Centers, Inc	30,245
3,320		Urstadt Biddle Properties, Inc (Class A)	48,439
10,278		U-Store-It Trust	64,238

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,670,696

HOTELS AND OTHER LODGING PLACES - 0.03%
8,400	*,m	Wynn Macau Ltd	10,925

		TOTAL HOTELS AND OTHER LODGING PLACES	10,925

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.55%
900		Alamo Group, Inc	14,220
8,114	*	Allis-Chalmers Energy, Inc	35,377
172	*	Altra Holdings, Inc	1,925
2,756		Ampco-Pittsburgh Corp	73,282
800	*	Bolt Technology Corp	10,056
5,693		Briggs & Stratton Corp	110,502
13,915	*	Cirrus Logic, Inc	77,367
4,684	*	Colfax Corp	49,791
2,848	*	Columbus McKinnon Corp	43,147
7,119	*	Cray, Inc	59,301
524	*	Dril-Quip, Inc	26,011
7,290	*	Emulex Corp	75,014
3,658	*	ENGlobal Corp	15,071
6,441	*	EnPro Industries, Inc	147,242
17,927	*	Entegris, Inc	88,739
15,673	*	Extreme Networks, Inc	43,884
1,700		John Bean Technologies Corp	30,889
1,255	*	Kadant, Inc	15,223
1,930	*	Micros Systems, Inc	58,267
548		Nacco Industries, Inc (Class A)	32,918
772	*	Netgear, Inc	14,166
3,856	*	Palm, Inc	67,210
23,300	*	Quantum Corp	29,358
4,690	*	Riverbed Technology, Inc	102,992
1,529		Robbins & Myers, Inc	35,901
4,759		Sauer-Danfoss, Inc	36,502
4,754	*	Sigma Designs, Inc	69,076
2,552		Standex International Corp	50,606
3,790	*	Super Micro Computer, Inc	32,063
1,103		Tennant Co	32,053

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,478,153

INSTRUMENTS AND RELATED PRODUCTS - 5.18%
700	*	Accuray, Inc	4,550
8,500	*	Affymetrix, Inc	74,630
1,000	*	Align Technology, Inc	14,220
3,260	*	American Medical Systems Holdings, Inc	55,159
740		American Science & Engineering, Inc	50,350
7,761	*	Bruker BioSciences Corp	82,810
5,559	*	Cantel Medical Corp	83,719
84	*	Conmed Corp	1,610
2,800	*	Cyberonics, Inc	44,632
429	*	Cynosure, Inc (Class A)	4,998
4,254	*	Depomed, Inc	18,590
646	*	Dionex Corp	41,971
2,000	*	DXP Enterprises, Inc	22,300
31,680		Eastman Kodak Co	151,430
6,500	*	ev3, Inc	80,015

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,244	*	Fossil, Inc	$149,192
1,640	*	Haemonetics Corp	92,037
4,319	*	Hanger Orthopedic Group, Inc	59,905
614	*	ICU Medical, Inc	22,632
3,841	*	I-Flow Corp	43,749
6,606		Invacare Corp	147,182
600	*	IRIS International, Inc	6,780
4,100	*	ISTA Pharmaceuticals, Inc	18,286
2,718	*	Kensey Nash Corp	78,686
2,408	*	Kopin Corp	11,558
900	*	LaBarge, Inc	10,125
916	*	Masimo Corp	23,999
3,720	*	Merit Medical Systems, Inc	64,468
3,144		MTS Systems Corp	91,836
1,919	*	Orthofix International NV	56,399
10,000	*	RAE Systems, Inc	11,000
2,775	*	SonoSite, Inc	73,427
7,930		STERIS Corp	241,468
1,603	*	Synovis Life Technologies, Inc	22,121
572	*	Teledyne Technologies, Inc	20,586
1,500	*	Thoratec Corp	45,405
1,418	*	Varian, Inc	72,403
2,481	*	Veeco Instruments, Inc	57,857
400	*	Zygo Corp	2,712

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,154,797

INSURANCE AGENTS, BROKERS AND SERVICE - 0.08%
7,703	*	Crawford & Co (Class B)	33,970

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	33,970

INSURANCE CARRIERS - 3.63%
31,351		Ambac Financial Group, Inc	52,670
200	*	American Safety Insurance Holdings Ltd	3,160
2,675	*	Amerisafe, Inc	46,144
5,047	*	Argo Group International Holdings Ltd	169,983
2,138		Aspen Insurance Holdings Ltd	56,593
2,967		Assured Guaranty Ltd	57,619
3,020	*	Catalyst Health Solutions, Inc	88,033
1,773	*	Centene Corp	33,581
4,709	*	CNA Surety Corp	76,286
8,000	*	Conseco, Inc	42,080
400		FBL Financial Group, Inc (Class A)	7,772
3,380	*	Hallmark Financial Services	27,209
202	*	Healthspring, Inc	2,475
934		Horace Mann Educators Corp	13,048
2,200		Maiden Holdings Ltd	15,994
2,104		Max Re Capital Ltd	44,962
12,841		Meadowbrook Insurance Group, Inc	95,023
6,900	*	Metropolitan Health Networks, Inc	15,042
14,710	*	MGIC Investment Corp	109,001
6,850	*	Molina Healthcare, Inc	141,727
200		National Interstate Corp	3,500
3,378	*	PMA Capital Corp (Class A)	19,221
10,000		PMI Group, Inc	42,500
4,431		Radian Group, Inc	46,880
2,860	*	SeaBright Insurance Holdings, Inc	32,661
465		State Auto Financial Corp	8,337
3,000		Tower Group, Inc	73,170
3,651	*	Triple-S Management Corp (Class B)	61,227
7,132	*	Universal American Financial Corp	67,183
2,250		Validus Holdings Ltd	58,050

		TOTAL INSURANCE CARRIERS	1,511,131

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.53%
8,246	*	Timberland Co (Class A)	$114,784
4,262		Wolverine World Wide, Inc	105,868

		TOTAL LEATHER AND LEATHER PRODUCTS	220,652

LEGAL SERVICES - 0.12%
994	*	Pre-Paid Legal Services, Inc	50,495

		TOTAL LEGAL SERVICES	50,495

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.47%
4,220	*	Emergency Medical Services Corp (Class A)	196,230

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	196,230

METAL MINING - 0.19%
2,189	*	Coeur d’Alene Mines Corp	44,874
3,450	*	Hecla Mining Co	15,146
1,299	*	Rosetta Resources, Inc	19,082

		TOTAL METAL MINING	79,102

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,732		Blyth, Inc	67,081
1,288	*	Jakks Pacific, Inc	18,444

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	85,525

MISCELLANEOUS RETAIL - 1.86%
7,245	*	1-800-FLOWERS.COM, Inc (Class A)	24,995
2,800	*	ALLION HEALTHCARE,Inc	16,380
1,800		Books-A-Million, Inc	21,672
16,639	*	Borders Group, Inc	51,747
3,003		Cash America International, Inc	90,570
668	*	CKX, Inc	4,482
2,865	*	Coldwater Creek, Inc	23,493
7,569	*	Ezcorp, Inc (Class A)	103,393
6,849	*	HSN, Inc	111,502
4,468	*	Jo-Ann Stores, Inc	119,877
1,400	*	Kirkland’s, Inc	19,950
2,100	*	PC Connection, Inc	11,424
2,920		Systemax, Inc	35,420
2,443		World Fuel Services Corp	117,435
2,700	*	Zale Corp	19,305

		TOTAL MISCELLANEOUS RETAIL	771,645

MOTION PICTURES - 0.21%
1,800	*	Carmike Cinemas, Inc	18,198
3,555		Cinemark Holdings, Inc	36,830
1,937		National CineMedia, Inc	32,871

		TOTAL MOTION PICTURES	87,899

NONDEPOSITORY INSTITUTIONS - 1.64%
7,309		Advance America Cash Advance Centers, Inc	40,930
23,512		Apollo Investment Corp	224,541
5,597		Ares Capital Corp	61,679
498		BlackRock Kelso Capital Corp	3,695
14,916	*	Boise, Inc	78,756
675	*	Doral Financial Corp	2,498
200	*,b	DVI, Inc	0
1,800		Kohlberg Capital Corp	10,854
509		NGP Capital Resources Co	3,695
2,073	*	Ocwen Financial Corp	23,466
5,222	*	PHH Corp	103,604

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,140	*	World Acceptance Corp	$129,580

		TOTAL NONDEPOSITORY INSTITUTIONS	683,298

OIL AND GAS EXTRACTION - 3.16%
1,600	*	Approach Resources, Inc	14,528
1,650	*	Arena Resources, Inc	58,575
2,586	*	Basic Energy Services, Inc	21,955
1,900		Berry Petroleum Co (Class A)	50,882
2,567	*	Bill Barrett Corp	84,172
13,683	*	Cal Dive International, Inc	135,325
1,377	*	Clayton Williams Energy, Inc	41,475
9,984	*	Complete Production Services, Inc	112,819
600	*	Contango Oil & Gas Co	30,636
2,355	*	Dawson Geophysical Co	64,480
18,912	*	Endeavour International Corp	22,884
1,300	*	Georesources, Inc	14,365
400	*	Gulfport Energy Corp	3,496
3,100	*	Hercules Offshore, Inc	15,221
10,787	*	McMoRan Exploration Co	81,442
920		Panhandle Oil and Gas, Inc (Class A)	19,651
2,278	*	Parker Drilling Co	12,438
3,469		Penn Virginia Corp	79,475
2,180	*	Petroleum Development Corp	40,679
6,909	*	Pioneer Drilling Co	50,712
2,293	*	Stone Energy Corp	37,399
2,800	*	TGC Industries, Inc	13,580
1,600	*	Union Drilling, Inc	12,224
12,509		Vaalco Energy, Inc	57,541
4,151	*	Venoco, Inc	47,778
12,467	*	Willbros Group, Inc	189,872

		TOTAL OIL AND GAS EXTRACTION	1,313,604

PAPER AND ALLIED PRODUCTS - 1.36%
6,173	*	Buckeye Technologies, Inc	66,236
2,800	*	Domtar Corporation	98,616
9,756		Glatfelter	111,999
2,857		Rock-Tenn Co (Class A)	134,593
2,859		Schweitzer-Mauduit International, Inc	155,416

		TOTAL PAPER AND ALLIED PRODUCTS	566,860

PERSONAL SERVICES - 0.14%
1,660	*	Steiner Leisure Ltd	59,362

		TOTAL PERSONAL SERVICES	59,362

PETROLEUM AND COAL PRODUCTS - 0.40%
6,996	*	CVR Energy, Inc	87,030
2,300		Delek US Holdings, Inc	19,711
7,261	*	Gran Tierra Energy, Inc	30,206
4,330	*	Western Refining, Inc	27,929

		TOTAL PETROLEUM AND COAL PRODUCTS	164,876

PRIMARY METAL INDUSTRIES - 1.41%
6,885		Belden CDT, Inc	159,044
4,845		Encore Wire Corp	108,237
834		Gibraltar Industries, Inc	11,067
1,948	*	Haynes International, Inc	61,985
363	*	Horsehead Holding Corp	4,254
6,550		Mueller Industries, Inc	156,349
2,004		Tredegar Corp	29,058
4,120		Worthington Industries, Inc	57,268

		TOTAL PRIMARY METAL INDUSTRIES	587,262

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.62%
8,194		EW Scripps Co (Class A)	$61,455
5,367		Journal Communications, Inc (Class A)	19,751
3,508		Scholastic Corp	85,384
4,615		Standard Register Co	27,136
3,500	*	Valassis Communications, Inc	62,580

		TOTAL PRINTING AND PUBLISHING	256,306

REAL ESTATE - 0.16%
3,213		DuPont Fabros Technology, Inc	42,829
2,518	*	LoopNet, Inc	22,763

		TOTAL REAL ESTATE	65,592

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.86%
5,310		A. Schulman, Inc	105,828
1,200		Cooper Tire & Rubber Co	21,096
840	*	Deckers Outdoor Corp	71,274
700		Spartech Corp	7,539
3,800		Tupperware Corp	151,696

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	357,433

SECURITY AND COMMODITY BROKERS - 1.51%
2,980		Duff & Phelps Corp	57,097
69,939	*	E*Trade Financial Corp	122,393
710		Evercore Partners, Inc (Class A)	20,746
700		Fifth Street Finance Corp	7,651
1,250		GAMCO Investors, Inc (Class A)	57,125
8,550	*	Knight Capital Group, Inc (Class A)	185,962
600		Oppenheimer Holdings, Inc	14,610
1,090	*	Stifel Financial Corp	59,841
7,074		SWS Group, Inc	101,866

		TOTAL SECURITY AND COMMODITY BROKERS	627,291

SOCIAL SERVICES - 0.01%
189	*	Res-Care, Inc	2,686

		TOTAL SOCIAL SERVICES	2,686

SPECIAL TRADE CONTRACTORS - 1.51%
6,802	*	AsiaInfo Holdings, Inc	135,836
10,257		Comfort Systems USA, Inc	118,879
10,539	*	Dycom Industries, Inc	129,630
9,630	*	EMCOR Group, Inc	243,831

		TOTAL SPECIAL TRADE CONTRACTORS	628,176

STONE, CLAY, AND GLASS PRODUCTS - 0.33%
4,780		Apogee Enterprises, Inc	71,796
1,240		CARBO Ceramics, Inc	63,922

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	135,718

TOBACCO PRODUCTS - 0.17%
1,700		Universal Corp	71,094

		TOTAL TOBACCO PRODUCTS	71,094

TRANSPORTATION BY AIR - 1.14%
7,800	*	Air Transport Services Group, Inc	26,988
3,466	*	Alaska Air Group, Inc	92,854
3,300	*	Allegiant Travel Co	125,697

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,165	*	Hawaiian Holdings, Inc	$150,043
100	*	PHI, Inc	2,028
4,517		Skywest, Inc	74,892

		TOTAL TRANSPORTATION BY AIR	472,502

TRANSPORTATION EQUIPMENT - 3.14%
1,190		A.O. Smith Corp	45,339
1,300		American Railcar Industries, Inc	13,793
23,982		ArvinMeritor, Inc	187,539
4,264	*	ATC Technology Corp	84,257
7,173		Brunswick Corp	85,933
6,977	*	Cogo Group, Inc	42,699
10,742	*	Dana Holding Corp	73,153
2,161		Ducommun, Inc	40,865
19,995	*	Force Protection, Inc	109,173
2,652	*	GenCorp, Inc	14,215
2,300		Group 1 Automotive, Inc	61,755
759		Heico Corp	32,910
3,116		Kaman Corp	68,490
1,000	*	LMI Aerospace, Inc	10,030
13,254	*	Orbital Sciences Corp	198,411
9,611		Spartan Motors, Inc	49,401
3,810	*	Tenneco, Inc	49,682
2,862		Triumph Group, Inc	137,347

		TOTAL TRANSPORTATION EQUIPMENT	1,304,992

TRANSPORTATION SERVICES - 0.21%
1,091	*	Dynamex, Inc	17,816
2,748	*	Hub Group, Inc (Class A)	62,792
1,033	*	Orbitz Worldwide, Inc	6,384

		TOTAL TRANSPORTATION SERVICES	86,992

TRUCKING AND WAREHOUSING - 0.59%
2,600		Heartland Express, Inc	37,440
3,188	*	Marten Transport Ltd	54,387
3,756	*	Saia, Inc	60,396
1,100	*	USA Truck, Inc	13,970
4,190		Werner Enterprises, Inc	78,060

		TOTAL TRUCKING AND WAREHOUSING	244,253

WATER TRANSPORTATION - 0.21%
1,560	*	American Commercial Lines, Inc	45,427
890		Genco Shipping & Trading Ltd	18,494
568		International Shipholding Corp	17,500
1,000	*	Ultrapetrol Bahamas Ltd	4,920

		TOTAL WATER TRANSPORTATION	86,341

WHOLESALE TRADE-DURABLE GOODS - 1.94%
3,000		Applied Industrial Technologies, Inc	63,480
1,228	*	Beacon Roofing Supply, Inc	19,623
5,176		Castle (A.M.) & Co	51,449
475	*	Chindex International, Inc	5,976
1,172	*	Emdeon, Inc	18,986
2,385		Houston Wire & Cable Co	26,354
4,604	*	Insight Enterprises, Inc	56,215
3,715		Knight Transportation, Inc	62,338

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,804	*	MWI Veterinary Supply, Inc	$72,070
3,655		Owens & Minor, Inc	165,389
9,721	*	PSS World Medical, Inc	212,210
1,320		Solera Holdings, Inc	41,065
749	*	Tyler Technologies, Inc	12,800

		TOTAL WHOLESALE TRADE-DURABLE GOODS	807,955

WHOLESALE TRADE-NONDURABLE GOODS - 1.34%
2,153		Aceto Corp	14,210
1,464		Andersons, Inc	51,533
4,000	*	BioScrip, Inc	27,040
1,366	*	Core-Mark Holding Co, Inc	39,068
3,483	*	LSB Industries, Inc	54,230
4,474		Nu Skin Enterprises, Inc (Class A)	82,903
818		Spartan Stores, Inc	11,558
2,110	*	Tractor Supply Co	102,166
3,698	*	United Stationers, Inc	176,062

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	558,770

		TOTAL COMMON STOCKS (Cost $39,045,715)	41,653,377

		TOTAL PORTFOLIO - 100.17% (Cost $39,045,715)	41,653,377
		OTHER ASSETS AND LIABILITIES, NET - (0.17%)	(69,425)

		NET ASSETS - 100.00%	$41,583,952

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.54%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
536	*	Chiquita Brands International, Inc	$8,662
38		Griffin Land & Nurseries, Inc (Class A)	1,216

		TOTAL AGRICULTURAL PRODUCTION-CROPS	9,878

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200		Cal-Maine Foods, Inc	5,354
4		Seaboard Corp	5,200

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,554

AGRICULTURAL SERVICES - 0.00%**
130	*	Cadiz, Inc	1,521
125		Calavo Growers, Inc	2,373

		TOTAL AGRICULTURAL SERVICES	3,894

AMUSEMENT AND RECREATION SERVICES - 0.59%
656	*	Bally Technologies, Inc	25,170
134		Churchill Downs, Inc	5,159
267		Dover Downs Gaming & Entertainment, Inc	1,522
4,204	*	Electronic Arts, Inc	80,085
338		International Speedway Corp (Class A)	9,319
484	*	Life Time Fitness, Inc	13,576
1,012	*	Live Nation, Inc	8,288
322	*	Multimedia Games, Inc	1,649
807	*	Penn National Gaming, Inc	22,322
793	*	Pinnacle Entertainment, Inc	8,081
164		Speedway Motorsports, Inc	2,360
382	*	Ticketmaster	4,466
178	*	Town Sports International Holdings, Inc	447
23,002		Walt Disney Co	631,634
675	*	Warner Music Group Corp	3,733
500	*	WMS Industries, Inc	22,280
251		World Wrestling Entertainment, Inc (Class A)	3,517
357	*	Youbet.com, Inc	750

		TOTAL AMUSEMENT AND RECREATION SERVICES	844,358

APPAREL AND ACCESSORY STORES - 0.67%
1,092		Abercrombie & Fitch Co (Class A)	35,905
813	*	Aeropostale, Inc	35,341
1,884	*	American Apparel, Inc	6,613
2,306		American Eagle Outfitters, Inc	38,879
671	*	AnnTaylor Stores Corp	10,662
380		Bebe Stores, Inc	2,797
482		Brown Shoe Co, Inc	3,866
310		Buckle, Inc	10,583
638	*	Carter’s, Inc	17,035
325		Cato Corp (Class A)	6,594
1,400	*	Charming Shoppes, Inc	6,874
2,122	*	Chico’s FAS, Inc	27,586
271	*	Children’s Place Retail Stores, Inc	8,119
390		Christopher & Banks Corp	2,640
243	*	Citi Trends, Inc	6,918
733	*	Collective Brands, Inc	12,703
59	*	Destination Maternity Corp	1,070
600	*	Dress Barn, Inc	10,758
200	*	DSW, Inc (Class A)	3,194
681		Finish Line, Inc (Class A)	6,919

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,799		Foot Locker, Inc	$21,498
5,819		Gap, Inc	124,527
1,141	*	Hanesbrands, Inc	24,417
450	*	Hot Topic, Inc	3,371
578	*	J Crew Group, Inc	20,704
350	*	JOS A Bank Clothiers, Inc	15,670
3,779	*	Kohl’s Corp	215,591
3,240		Limited Brands, Inc	55,048
490	*	Lululemon Athletica, Inc	11,148
512	*	New York & Co, Inc	2,621
1,992		Nordstrom, Inc	60,836
675	*	Pacific Sunwear Of California, Inc	3,476
1,530		Ross Stores, Inc	73,088
66	*	Shoe Carnival, Inc	1,018
411		Stage Stores, Inc	5,327
232		Talbots, Inc	2,141
359	*	Tween Brands, Inc	3,012
399	*	Under Armour, Inc (Class A)	11,104
1,518	*	Urban Outfitters, Inc	45,798
1,045	*	Wet Seal, Inc (Class A)	3,950

		TOTAL APPAREL AND ACCESSORY STORES	959,401

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
165		Columbia Sportswear Co	6,791
340	*	G-III Apparel Group Ltd	4,811
686		Guess ?, Inc	25,409
353	*	Gymboree Corp	17,078
1,084		Jones Apparel Group, Inc	19,436
1,595		Liz Claiborne, Inc	7,863
300	*	Maidenform Brands, Inc	4,818
4,486		Nike, Inc (Class B)	290,245
624		Phillips-Van Heusen Corp	26,701
663		Polo Ralph Lauren Corp (Class A)	50,799
3,405	*	Quiksilver, Inc	9,364
304	*	True Religion Apparel, Inc	7,883
1,068		VF Corp	77,355
515	*	Warnaco Group, Inc	22,588

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	571,141

AUTO REPAIR, SERVICES AND PARKING - 0.06%
100	*	Amerco, Inc	4,586
268	*	Dollar Thrifty Automotive Group, Inc	6,590
2,251	*	Hertz Global Holdings, Inc	24,378
251	*	Midas, Inc	2,359
304		Monro Muffler, Inc	9,664
655		Ryder System, Inc	25,585
97	*	Standard Parking Corp	1,697
465	*	Wright Express Corp	13,722

		TOTAL AUTO REPAIR, SERVICES AND PARKING	88,581

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
1,149		Advance Auto Parts	45,133
122	*	America’s Car-Mart, Inc	2,922
359		Asbury Automotive Group, Inc	4,552
877	*	Autonation, Inc	15,856
387	*	Autozone, Inc	56,587
2,687	*	Carmax, Inc	56,158
763	*	Copart, Inc	25,339
205	*	Lithia Motors, Inc (Class A)	3,196
1,637	*	O’Reilly Automotive, Inc	59,162
500		Penske Auto Group, Inc	9,590
333	*	Rush Enterprises, Inc (Class A)	4,302

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

287		Sonic Automotive, Inc (Class A)	$3,014

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	285,811

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
876	*	Builders FirstSource, Inc	3,819
1,576		Fastenal Co	60,991
21,018		Home Depot, Inc	559,920
18,281		Lowe’s Cos, Inc	382,804
278	*	Lumber Liquidators, Inc	6,030

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,013,564

BUSINESS SERVICES - 7.60%
4,638	*	3Com Corp	24,257
128	*	3D Systems Corp	1,181
766		Aaron Rents, Inc	20,222
549		ABM Industries, Inc	11,551
392	*	Acacia Research (Acacia Technologies)	3,414
400	*	ACI Worldwide, Inc	6,052
551	*	ActivIdentity Corp	1,526
6,743	*	Activision Blizzard, Inc	83,546
620	*	Actuate Corp	3,584
820		Acxiom Corp	7,757
335		Administaff, Inc	8,800
6,482	*	Adobe Systems, Inc	214,165
187	*	Advent Software, Inc	7,527
1,224	*	Affiliated Computer Services, Inc (Class A)	66,304
532		Aircastle Ltd	5,144
2,097	*	Akamai Technologies, Inc	41,269
702	*	Alliance Data Systems Corp	42,878
2,552	*	Amdocs Ltd	68,598
412	*	American Reprographics Co	3,922
276		American Software, Inc (Class A)	1,802
407	*	AMICAS, Inc	1,465
357	*	AMN Healthcare Services, Inc	3,395
1,083	*	Ansys, Inc	40,580
318	*	APAC Customer Services, Inc	1,879
410		Arbitron, Inc	8,512
223	*	ArcSight, Inc	5,368
968	*	Ariba, Inc	11,229
1,522	*	Art Technology Group, Inc	5,875
96	*	Asset Acceptance Capital Corp	696
404	*	athenahealth, Inc	15,501
2,757	*	Autodesk, Inc	65,617
6,165		Automatic Data Processing, Inc	242,285
1,088	*	Avis Budget Group, Inc	14,536
484	*	Avocent Corp	9,811
97		Barrett Business Services, Inc	1,026
574		BGC Partners, Inc (Class A)	2,457
479		Blackbaud, Inc	11,113
353	*	Blackboard, Inc	13,336
479	*	Blue Coat Systems, Inc	10,821
2,278	*	BMC Software, Inc	85,493
300	*	Bottomline Technologies, Inc	3,870
1,557	*	BPZ Energy, Inc	11,709
549		Brady Corp (Class A)	15,767
550		Brink’s Co	14,801
539	*	Brink’s Home Security Holdings, Inc	16,596
5,005		CA, Inc	110,060
487	*	CACI International, Inc (Class A)	23,020
3,072	*	Cadence Design Systems, Inc	22,548
333	*	Callidus Software, Inc	1,002
251	*	Capella Education Co	16,902
439	*	Cavium Networks, Inc	9,425

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

854	*	CBIZ, Inc	$6,371
899	*	Cerner Corp	67,245
338	*	Chordiant Software, Inc	1,315
834	*	Ciber, Inc	3,336
2,343	*	Citrix Systems, Inc	91,916
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,800
118	*	Clinical Data, Inc	1,967
706	*	Cogent Communications Group, Inc	7,978
473	*	Cogent, Inc	4,777
459		Cognex Corp	7,518
3,527	*	Cognizant Technology Solutions Corp (Class A)	136,354
487	*	Commvault Systems, Inc	10,105
227		Compass Diversified Trust	2,377
165	*	Compellent Technologies, Inc	2,978
185		Computer Programs & Systems, Inc	7,661
1,848	*	Computer Sciences Corp	97,408
174	*	Computer Task Group, Inc	1,411
3,298	*	Compuware Corp	24,174
100	*	COMSYS IT Partners, Inc	640
491	*	Concur Technologies, Inc	19,522
290	*	Constant Contact, Inc	5,583
1,260	*	Convergys Corp	12,524
222	*	CoStar Group, Inc	9,151
485	*	CSG Systems International, Inc	7,765
843	*	Cybersource Corp	14,053
485	*	DealerTrack Holdings, Inc	9,171
567		Deluxe Corp	9,696
187	*	Dice Holdings, Inc	1,227
453	*	Digital River, Inc	18,265
259	*	DivX, Inc	1,414
202	*	Double-Take Software, Inc	2,058
490	*	DST Systems, Inc	21,952
106	*	Dynamics Research Corp	1,380
299	*	DynCorp International, Inc (Class A)	5,382
1,405		Earthlink, Inc	11,816
13,882	*	eBay, Inc	327,754
72	*	Ebix, Inc	3,986
330	*	Echelon Corp	4,247
673	*	Eclipsys Corp	12,989
248		Electro Rent Corp	2,857
630	*	Electronics for Imaging, Inc	7,100
698	*	Epicor Software Corp	4,446
405	*	EPIQ Systems, Inc	5,873
1,500		Equifax, Inc	43,710
1,464	*	Evergreen Energy, Inc	908
250	*	ExlService Holdings, Inc	3,715
2,251	*	Expedia, Inc	53,911
920	*	F5 Networks, Inc	36,460
586		Factset Research Systems, Inc	38,817
659		Fair Isaac Corp	14,162
313	*	FalconStor Software, Inc	1,556
2,240		Fidelity National Information Services, Inc	57,142
113	*	First Advantage Corp (Class A)	2,096
1,882	*	Fiserv, Inc	90,712
178	*	Forrester Research, Inc	4,742
739	*	Gartner, Inc	13,502
483	*	Global Cash Access, Inc	3,531
192	*	Global Sources Ltd	1,319
2,951	*	Google, Inc (Class A)	1,463,254
194	*	GSE Systems, Inc	1,207
334	*	H&E Equipment Services, Inc	3,784
476	*	Hackett Group, Inc	1,380
550		Healthcare Services Group	10,098
451		Heartland Payment Systems, Inc	6,544

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

55	*	HeartWare International, Inc	$1,649
200		Heidrick & Struggles International, Inc	4,652
1,249	*	HLTH Corp	18,248
335	*	HMS Holdings Corp	12,807
400	*	i2 Technologies, Inc	6,416
117	*	ICT Group, Inc	1,229
213		iGate Corp	1,828
571	*	IHS, Inc (Class A)	29,195
2,198		IMS Health, Inc	33,739
311		infoGROUP, Inc	2,180
974	*	Informatica Corp	21,993
367		Infospace, Inc	2,841
259	*	Innerworkings, Inc	1,279
268	*	Innodata Isogen, Inc	2,131
174	*	Integral Systems, Inc	1,201
439		Interactive Data Corp	11,506
144	*	Interactive Intelligence, Inc	2,752
538	*	Internap Network Services Corp	1,727
333	*	Internet Brands, Inc (Class A)	2,657
405	*	Internet Capital Group, Inc	3,386
5,779	*	Interpublic Group of Cos, Inc	43,458
4,060	*	Intuit, Inc	115,710
377	*	inVentiv Health, Inc	6,307
581		Ipass, Inc	802
2,177	*	Iron Mountain, Inc	58,039
1,014		Jack Henry & Associates, Inc	23,799
316	*	JDA Software Group, Inc	6,933
6,478	*	Juniper Networks, Inc	175,036
300		Kelly Services, Inc (Class A)	3,690
276	*	Kenexa Corp	3,720
168	*	Keynote Systems, Inc	1,584
271	*	Kforce, Inc	3,257
298	*	Knot, Inc	3,254
500	*	Korn/Ferry International	7,295
772	*	Lamar Advertising Co (Class A)	21,184
1,649	*	Lawson Software, Inc	10,290
884	*	Limelight Networks, Inc	3,589
704	*	Lionbridge Technologies	1,830
163	*	Liquidity Services, Inc	1,682
493	*	Liveperson, Inc	2,485
311	*	Manhattan Associates, Inc	6,282
925		Manpower, Inc	52,457
292	*	Mantech International Corp (Class A)	13,771
206		Marchex, Inc (Class B)	1,011
1,058		Mastercard, Inc (Class A)	213,875
2,016	*	McAfee, Inc	88,281
1,031	*	Mentor Graphics Corp	9,599
95,196		Microsoft Corp	2,464,625
100	*	MicroStrategy, Inc (Class A)	7,154
529	*	ModusLink Global Solutions, Inc	4,280
991	*	MoneyGram International, Inc	3,112
165	*	Monotype Imaging Holdings, Inc	1,388
1,517	*	Monster Worldwide, Inc	26,517
2,243		Moody’s Corp	45,892
2,786	*	Move, Inc	7,522
1,117	*	MPS Group, Inc	11,751
477	*	MSC Software Corp	4,012
74	*	NCI, Inc (Class A)	2,121
2,098	*	NCR Corp	28,994
400	*	Ness Technologies, Inc	3,156
510	*	NetFlix, Inc	23,547
341	*	Netscout Systems, Inc	4,607
201	*	NetSuite, Inc	3,075
357	*	Network Equipment Technologies, Inc	2,581

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

612		NIC, Inc	$5,441
4,067	*	Novell, Inc	18,342
2,506	*	Nuance Communications, Inc	37,490
3,931		Omnicom Group, Inc	145,211
828	*	Omniture, Inc	17,752
282	*	On Assignment, Inc	1,650
222	*	Online Resources Corp	1,370
38	*	OpenTable, Inc	1,047
1,027	*	OpenTV Corp (Class A)	1,417
155		Opnet Technologies, Inc	1,694
47,290		Oracle Corp	985,525
1,404	*	Parametric Technology Corp	19,403
237		PC-Tel, Inc	1,481
162		Pegasystems, Inc	5,594
320	*	Perficient, Inc	2,646
1,057	*	Perot Systems Corp (Class A)	31,393
191	*	Pervasive Software, Inc	945
640	*	Phase Forward, Inc	8,986
306	*	Phoenix Technologies Ltd	1,117
176	*	Portfolio Recovery Associates, Inc	7,978
762	*	Premiere Global Services, Inc	6,332
476	*	Progress Software Corp	10,781
147	*	PROS Holdings, Inc	1,238
108		QAD, Inc	491
274		Quality Systems, Inc	16,870
829	*	Quest Software, Inc	13,969
803	*	Rackspace Hosting, Inc	13,699
237	*	Radiant Systems, Inc	2,545
187	*	Radisys Corp	1,625
754	*	Raser Technologies, Inc	1,154
1,196	*	RealNetworks, Inc	4,449
2,323	*	Red Hat, Inc	64,208
100		Renaissance Learning, Inc	994
1,070	*	Rent-A-Center, Inc	20,202
80	*	Rewards Network, Inc	1,099
200	*	RightNow Technologies, Inc	2,888
230	*	Riskmetrics Group Inc	3,363
1,798		Robert Half International, Inc	44,986
466		Rollins, Inc	8,784
76	*	Rosetta Stone, Inc	1,745
820	*	RSC Holdings, Inc	5,961
792	*	S1 Corp	4,895
286	*	Saba Software, Inc	1,204
1,309	*	Salesforce.com, Inc	74,521
996	*	Sapient Corp	8,008
527	*	Smith Micro Software, Inc	6,514
441	*	Sohu.com, Inc	30,332
143	*	SolarWinds, Inc	3,150
542	*	SonicWALL, Inc	4,553
3,028	*	Sonus Networks, Inc	6,419
810		Sotheby’s (Class A)	13,956
235	*	Sourcefire, Inc	5,045
624	*	Spherion Corp	3,875
200	*	SPSS, Inc	9,990
501	*	SRA International, Inc (Class A)	10,817
152	*	StarTek, Inc	1,319
234	*	Stratasys, Inc	4,015
445	*	SuccessFactors, Inc	6,261
9,585	*	Sun Microsystems, Inc	87,128
513	*	SupportSoft, Inc	1,231
1,024	*	Sybase, Inc	39,834
420	*	SYKES Enterprises, Inc	8,744
10,259	*	Symantec Corp	168,966
203	*	Synchronoss Technologies, Inc	2,531

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

233	*	SYNNEX Corp	$7,102
1,849	*	Synopsys, Inc	41,455
140		Syntel, Inc	6,682
925		Take-Two Interactive Software, Inc	10,369
200		TAL International Group, Inc	2,844
377	*	Taleo Corp (Class A)	8,535
455	*	TeleTech Holdings, Inc	7,762
112		Textainer Group Holdings Ltd	1,793
787	*	THQ, Inc	5,383
2,110	*	TIBCO Software, Inc	20,024
207	*	Tier Technologies, Inc	1,755
303	*	TNS, Inc	8,302
1,957		Total System Services, Inc	31,527
359	*	TradeStation Group, Inc	2,926
550	*	TrueBlue, Inc	7,739
295	*	Ultimate Software Group, Inc	8,472
181	*	Unica Corp	1,379
4,460	*	Unisys Corp	11,908
872		United Online, Inc	7,011
1,054	*	United Rentals, Inc	10,856
1,094	*	Valueclick, Inc	14,430
248	*	Vasco Data Security International	1,840
2,328	*	VeriSign, Inc	55,150
263		Viad Corp	5,236
156	*	Virtusa Corp	1,480
5,552		Visa, Inc (Class A)	383,700
619	*	VMware, Inc (Class A)	24,865
202	*	Vocus, Inc	4,220
150	*	Volt Information Sciences, Inc	1,833
97	*	WebMD Health Corp (Class A)	3,213
564	*	Websense, Inc	9,475
309	*	Website Pros, Inc	2,191
14,766	*	Yahoo!, Inc	262,982

		TOTAL BUSINESS SERVICES	10,959,868

CHEMICALS AND ALLIED PRODUCTS - 11.85%
19,132		Abbott Laboratories	946,459
75	*	Abraxis Bioscience, Inc	2,729
457	*	Acorda Therapeutics, Inc	10,639
524	*	Adolor Corp	833
2,597		Air Products & Chemicals, Inc	201,475
276	*	Albany Molecular Research, Inc	2,390
1,104		Albemarle Corp	38,198
1,007		Alberto-Culver Co	27,874
1,126	*	Alexion Pharmaceuticals, Inc	50,152
1,288	*	Alkermes, Inc	11,837
752	*	Allos Therapeutics, Inc	5,452
434	*	Alnylam Pharmaceuticals, Inc	9,843
205	*	AMAG Pharmaceuticals, Inc	8,954
702	*	American Oriental Bioengineering, Inc	3,412
241		American Vanguard Corp	2,003
12,538	*	Amgen, Inc	755,163
182	*	Amicus Therapeutics, Inc	1,593
340		Arch Chemicals, Inc	10,197
341	*	Ardea Biosciences, Inc	6,247
955	*	Arena Pharmaceuticals, Inc	4,269
364	*	Arqule, Inc	1,653
600	*	Array Biopharma, Inc	1,428
244	*	ARYx Therapeutics, Inc	764
567	*	Auxilium Pharmaceuticals, Inc	19,397
745	*	AVANIR Pharmaceuticals, Inc	1,550
1,360		Avery Dennison Corp	48,974
937	*	AVI BioPharma, Inc	1,612

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,157		Avon Products, Inc	$175,132
221		Balchem Corp	5,812
572	*	BioCryst Pharmaceuticals, Inc	4,713
125	*	Biodel, Inc	671
3,594	*	Biogen Idec, Inc	181,569
1,203	*	BioMarin Pharmaceuticals, Inc	21,750
528	*	BioMimetic Therapeutics, Inc	6,447
45	*	Biospecifics Technologies Corp	1,440
24,551		Bristol-Myers Squibb Co	552,889
793		Cabot Corp	18,326
480	*	Cadence Pharmaceuticals, Inc	5,309
730	*	Calgon Carbon Corp	10,826
206	*	Cambrex Corp	1,298
1,762		Celanese Corp (Series A)	44,050
5,714	*	Celgene Corp	319,413
5,618	*	Cell Therapeutics, Inc	6,910
175	*	Celldex Therapeutics, Inc	961
971	*	Cephalon, Inc	56,551
641		CF Industries Holdings, Inc	55,273
799	*	Charles River Laboratories International, Inc	29,547
259	*	Chattem, Inc	17,200
1,643	*	China Precision Steel, Inc	4,469
90	*	China-Biotics, Inc	1,440
948		Church & Dwight Co, Inc	53,790
1,768		Clorox Co	103,994
6,192		Colgate-Palmolive Co	472,326
711	*	Cubist Pharmaceuticals, Inc	14,362
754	*	Curis, Inc	1,764
565	*	Cypress Bioscience, Inc	4,616
525		Cytec Industries, Inc	17,047
530	*	Cytokinetics, Inc	2,804
335	*	Cytori Therapeutics, Inc	1,323
1,374	*	Dendreon Corp	38,458
3,461	*	Discovery Laboratories, Inc	4,707
13,696		Dow Chemical Co	357,055
11,158		Du Pont (E.I.) de Nemours & Co	358,618
698	*	Durect Corp	1,864
868		Eastman Chemical Co	46,473
2,985		Ecolab, Inc	137,997
12,566		Eli Lilly & Co	415,055
350	*	Elizabeth Arden, Inc	4,120
220	*	Emergent Biosolutions, Inc	3,885
551	*	Enzon Pharmaceuticals, Inc	4,546
1,307		Estee Lauder Cos (Class A)	48,464
254	*	Facet Biotech Corp	4,392
494		Ferro Corp	4,397
986		FMC Corp	55,463
3,713	*	Forest Laboratories, Inc	109,311
3,352	*	Genzyme Corp	190,159
1,012	*	Geron Corp	6,639
11,232	*	Gilead Sciences, Inc	523,187
400	*	GTx, Inc	5,120
605		H.B. Fuller Co	12,645
705	*	Halozyme Therapeutics, Inc	5,013
107		Hawkins, Inc	2,500
1,361	*	Hemispherx Biopharma, Inc	2,722
1,953	*	Hospira, Inc	87,104
1,963	*	Human Genome Sciences, Inc	36,944
1,847		Huntsman Corp	16,826
325	*	ICO, Inc	1,518
135	*	Idenix Pharmaceuticals, Inc	417
237	*	Idera Pharmaceuticals, Inc	1,756
720	*	Idexx Laboratories, Inc	36,000
866	*	Immucor, Inc	15,328

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

580	*	Immunogen, Inc	$4,704
738	*	Impax Laboratories, Inc	6,450
229		Innophos Holdings, Inc	4,237
262		Innospec, Inc	3,865
472	*	Inspire Pharmaceuticals, Inc	2,464
140		Inter Parfums, Inc	1,709
464	*	InterMune, Inc	7,392
952		International Flavors & Fragrances, Inc	36,109
1,041	*	Inverness Medical Innovations, Inc	40,318
2,108	*	Invitrogen Corp	98,127
453	*	Javelin Pharmaceuticals, Inc	883
34,084		Johnson & Johnson	2,075,374
162		Kaiser Aluminum Corp	5,890
2,997	*	King Pharmaceuticals, Inc	32,278
239		Koppers Holdings, Inc	7,086
360	*	KV Pharmaceutical Co (Class A)	1,105
230	*	Landec Corp	1,472
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	3,192
866		Lubrizol Corp	61,884
342		Mannatech, Inc	1,310
641	*	MannKind Corp	6,314
94	*	MAP Pharmaceuticals, Inc	983
400		Martek Biosciences Corp	9,036
547	*	Medicines Co	6,022
709		Medicis Pharmaceutical Corp (Class A)	15,137
152	*	Medifast, Inc	3,301
358	*	Medivation, Inc	9,716
26,105		Merck & Co, Inc	825,700
489		Meridian Bioscience, Inc	12,230
519	*	Micromet, Inc	3,457
246		Minerals Technologies, Inc	11,700
213	*	Molecular Insight Pharmaceuticals, Inc	1,178
571	*	Momenta Pharmaceuticals, Inc	6,058
6,760		Monsanto Co	523,224
1,911		Mosaic Co	91,862
3,666	*	Mylan Laboratories, Inc	58,693
283	*	Myriad Pharmaceuticals, Inc	1,658
612	*	Nabi Biopharmaceuticals	2,197
1,671		Nalco Holding Co	34,239
650	*	NBTY, Inc	25,727
559	*	Neurocrine Biosciences, Inc	1,705
528	*	NeurogesX, Inc	4,224
138		NewMarket Corp	12,840
113		NL Industries, Inc	757
765	*	Novavax, Inc	3,029
544	*	NPS Pharmaceuticals, Inc	2,187
127	*	Nutraceutical International Corp	1,431
203	*	Obagi Medical Products, Inc	2,355
943		Olin Corp	16,446
346	*	OM Group, Inc	10,515
511	*	Omnova Solutions, Inc	3,311
47	*	OncoGenex Pharmaceutical, Inc	1,692
847	*	Onyx Pharmaceuticals, Inc	25,385
348	*	Optimer Pharmaceuticals, Inc	4,708
360	*	OraSure Technologies, Inc	1,044
224	*	Orexigen Therapeutics, Inc	2,206
682	*	OSI Pharmaceuticals, Inc	24,075
170	*	Osiris Therapeutics, Inc	1,132
1,543	*	Pactiv Corp	40,195
300	*	Pain Therapeutics, Inc	1,518
364	*	Par Pharmaceutical Cos, Inc	7,830
647	*	Parexel International Corp	8,793
1,443		PDL BioPharma, Inc	11,371

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

960		Perrigo Co	$32,630
278		PetMed Express, Inc	5,240
83,514		Pfizer, Inc	1,382,156
176	*	Pharmasset, Inc	3,721
370	*	PharMerica Corp	6,871
965	*	PolyOne Corp	6,437
285	*	Poniard Pharmaceuticals, Inc	2,132
322	*	Pozen, Inc	2,370
1,986		PPG Industries, Inc	115,605
3,792		Praxair, Inc	309,768
400	*	Prestige Brands Holdings, Inc	2,816
36,054		Procter & Gamble Co	2,088,247
300	*	Progenics Pharmaceuticals, Inc	1,572
431	*	Protalix BioTherapeutics, Inc	3,560
622	*	Questcor Pharmaceuticals, Inc	3,433
333	*	Quidel Corp	5,405
238	*	Revlon, Inc (Class A)	1,157
577	*	Rockwood Holdings, Inc	11,869
1,552		RPM International, Inc	28,696
581	*	Salix Pharmaceuticals Ltd	12,352
630	*	Santarus, Inc	2,073
20,227		Schering-Plough Corp	571,412
450	*	Sciclone Pharmaceuticals, Inc	1,917
597		Scotts Miracle-Gro Co (Class A)	25,641
600		Sensient Technologies Corp	16,662
1,321	*	Sepracor, Inc	30,251
1,215		Sherwin-Williams Co	73,094
310	*	SIGA Technologies, Inc	2,446
1,529		Sigma-Aldrich Corp	82,535
1,698	*	Solutia, Inc	19,663
394	*	Spectrum Pharmaceuticals, Inc	2,652
1,224	*	StemCells, Inc	1,995
100		Stepan Co	6,008
360	*	OraSure Technologies, Inc	1,044
224	*	Orexigen Therapeutics, Inc	2,206
682	*	OSI Pharmaceuticals, Inc	24,075
170	*	Osiris Therapeutics, Inc	1,132
1,543	*	Pactiv Corp	40,195
300	*	Pain Therapeutics, Inc	1,518
364	*	Par Pharmaceutical Cos, Inc	7,830
647	*	Parexel International Corp	8,793
1,443		PDL BioPharma, Inc	11,371
960		Perrigo Co	32,630
278		PetMed Express, Inc	5,240
83,514		Pfizer, Inc	1,382,156
176	*	Pharmasset, Inc	3,721
370	*	PharMerica Corp	6,871
965	*	PolyOne Corp	6,437
285	*	Poniard Pharmaceuticals, Inc	2,132
322	*	Pozen, Inc	2,370
1,986		PPG Industries, Inc	115,605
3,792		Praxair, Inc	309,768
400	*	Prestige Brands Holdings, Inc	2,816
36,054		Procter & Gamble Co	2,088,247
300	*	Progenics Pharmaceuticals, Inc	1,572
431	*	Protalix BioTherapeutics, Inc	3,560
622	*	Questcor Pharmaceuticals, Inc	3,433
333	*	Quidel Corp	5,405
238	*	Revlon, Inc (Class A)	1,157
577	*	Rockwood Holdings, Inc	11,869
1,552		RPM International, Inc	28,696
581	*	Salix Pharmaceuticals Ltd	12,352
630	*	Santarus, Inc	2,073
20,227		Schering-Plough Corp	571,412

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

450	*	Sciclone Pharmaceuticals, Inc	$1,917
597		Scotts Miracle-Gro Co (Class A)	25,641
600		Sensient Technologies Corp	16,662
1,321	*	Sepracor, Inc	30,251
1,215		Sherwin-Williams Co	73,094
310	*	SIGA Technologies, Inc	2,446
1,529		Sigma-Aldrich Corp	82,535
1,698	*	Solutia, Inc	19,663
394	*	Spectrum Pharmaceuticals, Inc	2,652
1,224	*	StemCells, Inc	1,995
100		Stepan Co	6,008
703	*	SuperGen, Inc	1,877
147	*	SurModics, Inc	3,616
584	*	Theravance, Inc	8,550
332	*	Ulta Salon Cosmetics & Fragrance, Inc	5,481
1,020	*	Unifi, Inc	3,264
564	*	United Therapeutics Corp	27,630
92	*	USANA Health Sciences, Inc	3,138
1,324	*	USEC, Inc	6,210
822	*	Valeant Pharmaceuticals International	23,065
1,208		Valspar Corp	33,232
703	*	SuperGen, Inc	1,877
147	*	SurModics, Inc	3,616
584	*	Theravance, Inc	8,550
332	*	Ulta Salon Cosmetics & Fragrance, Inc	5,481
1,020	*	Unifi, Inc	3,264
564	*	United Therapeutics Corp	27,630
92	*	USANA Health Sciences, Inc	3,138
1,324	*	USEC, Inc	6,210
822	*	Valeant Pharmaceuticals International	23,065
1,208		Valspar Corp	33,232
317	*	Vanda Pharmaceuticals, Inc	3,690
2,250	*	Vertex Pharmaceuticals, Inc	85,275
423	*	Vical, Inc	1,802
931	*	Viropharma, Inc	8,956
1,274	*	Watson Pharmaceuticals, Inc	46,679
220		Westlake Chemical Corp	5,654
802	*	WR Grace & Co	17,435
16,263		Wyeth	790,056
288	*	Xenoport, Inc	6,114
405	*	Zymogenetics, Inc	2,446

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,087,388

COAL MINING - 0.25%
1,446	*	Alpha Natural Resources, Inc	50,755
2,037		Arch Coal, Inc	45,079
2,180		Consol Energy, Inc	98,340
1,314	*	International Coal Group, Inc	5,295
420	*	James River Coal Co	8,026
1,033		Massey Energy Co	28,810
3,230		Peabody Energy Corp	120,221
108	*	Westmoreland Coal Co	878

		TOTAL COAL MINING	357,404

COMMUNICATIONS - 4.25%
150	*	AboveNet, Inc	7,314
743		Adtran, Inc	18,241
463		Alaska Communications Systems Group, Inc	4,283
4,939	*	American Tower Corp (Class A)	179,780
356	*	Anixter International, Inc	14,279
711	*	Aruba Networks, Inc	6,285

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

72,855		AT&T, Inc	$1,967,813
105		Atlantic Tele-Network, Inc	5,609
200	*	Audiovox Corp (Class A)	1,370
552	*	Brightpoint, Inc	4,830
2,863		Cablevision Systems Corp (Class A)	67,996
277	*	Cbeyond Communications, Inc	4,468
7,337		CBS Corp (Class B)	88,411
1,031	*	Centennial Communications Corp	8,227
463	*	Central European Media Enterprises Ltd (Class A)	15,858
3,769		CenturyTel, Inc	126,638
3,005	*	Cincinnati Bell, Inc	10,518
765	*	Clearwire Corp (Class A)	6,219
35,614		Comcast Corp (Class A)	601,519
305		Consolidated Communications Holdings, Inc	4,883
3,507	*	Crown Castle International Corp	109,980
200	*	Crown Media Holdings, Inc (Class A)	312
454	*	CTC Media, Inc	7,137
169		D&E Communications, Inc	1,942
217	*	DG FastChannel, Inc	4,544
178	*	DigitalGlobe, Inc	3,982
5,797	*	DIRECTV Group, Inc	159,881
2,386	*	DISH Network Corp (Class A)	45,954
435	*	Equinix, Inc	40,020
922		Fairpoint Communications, Inc	378
52		Fisher Communications, Inc	945
3,935		Frontier Communications Corp	29,670
464	*	General Communication, Inc (Class A)	3,183
193	*	GeoEye, Inc	5,172
267	*	Global Crossing Ltd	3,818
998		Global Payments, Inc	46,607
158		HickoryTech Corp	1,351
71	*	Hughes Communications, Inc	2,154
1,298	*	IAC/InterActiveCorp	26,207
361	*	Ibasis, Inc	765
400		Iowa Telecommunications Services, Inc	5,040
180	*	iPCS, Inc	3,132
592	*	j2 Global Communications, Inc	13,622
284	*	Knology, Inc	2,769
710	*	Leap Wireless International, Inc	13,881
19,656	*	Level 3 Communications, Inc	27,322
3,215	*	Liberty Global, Inc (Class A)	72,563
968	*	Liberty Media Corp - Capital (Series A)	20,251
6,387	*	Liberty Media Corp - Entertainment (Series A)	198,700
7,481	*	Liberty Media Holding Corp (Interactive A)	82,067
341	*	Lin TV Corp (Class A)	1,613
562	*	Lodgenet Entertainment Corp	4,243
573	*	Mastec, Inc	6,962
493	*	Mediacom Communications Corp (Class A)	2,840
3,026	*	MetroPCS Communications, Inc	28,323
874	*	NeuStar, Inc (Class A)	19,752
391	*	Neutral Tandem, Inc	8,899
2,198	*	NII Holdings, Inc (Class B)	65,896
435	*	Novatel Wireless, Inc	4,942
363		NTELOS Holdings Corp	6,411
1,409	*	PAETEC Holding Corp	5,453
28		Preformed Line Products Co	1,121
19,273		Qwest Communications International, Inc	73,430
429	*	RCN Corp	3,990
423	*	SAVVIS, Inc	6,692
1,392	*	SBA Communications Corp (Class A)	37,626
1,065		Scripps Networks Interactive (Class A)	39,352
364		Shenandoah Telecom Co	6,534

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

383		Sinclair Broadcast Group, Inc (Class A)	$1,371
35,343	*	Sprint Nextel Corp	139,605
172	*	SureWest Communications	2,136
244	*	Switch & Data Facilities Co, Inc	3,321
823	*	Syniverse Holdings, Inc	14,403
370	*	TeleCommunication Systems, Inc (Class A)	3,093
1,095		Telephone & Data Systems, Inc	33,956
500	*	Terremark Worldwide, Inc	3,110
4,277		Time Warner Cable, Inc	184,296
1,259	*	TiVo, Inc	13,043
200	*	US Cellular Corp	7,814
250		USA Mobility, Inc	3,220
35,064		Verizon Communications, Inc	1,061,386
6,776	*	Viacom, Inc (Class B)	189,999
442	*	Virgin Mobile USA, Inc (Class A)	2,210
5,275		Windstream Corp	53,436

		TOTAL COMMUNICATIONS	6,118,368

DEPOSITORY INSTITUTIONS - 7.31%
180		1st Source Corp	2,934
278		Abington Bancorp, Inc	2,152
51		Alliance Financial Corp	1,380
71		American National Bankshares, Inc	1,549
109		Ameris Bancorp	778
77		Ames National Corp	1,856
103		Arrow Financial Corp	2,811
1,626		Associated Banc-Corp	18,569
951		Astoria Financial Corp	10,499
130		Bancfirst Corp	4,801
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,238
46		Bancorp Rhode Island, Inc	1,149
1,007		Bancorpsouth, Inc	24,581
838		Bank Mutual Corp	7,408
106,933		Bank of America Corp	1,809,305
645		Bank of Hawaii Corp	26,793
37		Bank of Kentucky Financial Corp	783
61		Bank of Marin Bancorp	1,911
14,824		Bank of New York Mellon Corp	429,747
322		Bank of the Ozarks, Inc	8,543
300		BankFinancial Corp	2,874
79		Banner Corp	216
36		Bar Harbor Bankshares	1,224
8,541		BB&T Corp	232,656
392	*	Beneficial Mutual Bancorp, Inc	3,579
165		Berkshire Hills Bancorp, Inc	3,620
290		BOK Financial Corp	13,433
826		Boston Private Financial Holdings, Inc	5,377
75		Bridge Bancorp, Inc	1,825
668		Brookline Bancorp, Inc	6,493
86		Bryn Mawr Bank Corp	1,502
87		Camden National Corp	2,874
101		Capital City Bank Group, Inc	1,434
276		Capitol Federal Financial	9,086
286		Cardinal Financial Corp	2,354
75		Cass Information Systems, Inc	2,240
518		Cathay General Bancorp	4,191
142		Center Bancorp, Inc	1,069
113		Centerstate Banks of Florida, Inc	892
1,658		Central Pacific Financial Corp	4,178
168		Century Bancorp, Inc	3,646
234		Chemical Financial Corp	5,099
80	*	Chicopee Bancorp, Inc	1,057
186,708		Citigroup, Inc	903,666

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

101		Citizens & Northern Corp	$1,494
48		Citizens Holding Co	1,270
955	*	Citizens Republic Bancorp, Inc	726
335		City Holding Co	9,986
554		City National Corp	21,567
112		Clifton Savings Bancorp, Inc	1,098
105		CNB Financial Corp	1,803
150		CoBiz, Inc	747
170		Columbia Banking System, Inc	2,814
1,772		Comerica, Inc	52,575
788		Commerce Bancshares, Inc	29,345
400		Community Bank System, Inc	7,308
182		Community Trust Bancorp, Inc	4,763
746		Cullen/Frost Bankers, Inc	38,523
799		CVB Financial Corp	6,064
309		Dime Community Bancshares	3,532
300	*	Dollar Financial Corp	4,806
118	*	Eagle Bancorp, Inc	1,130
1,255		East West Bancorp, Inc	10,417
90		Enterprise Financial Services Corp	833
110		ESB Financial Corp	1,473
197		ESSA Bancorp, Inc	2,602
589	*	Euronet Worldwide, Inc	14,154
78		Farmers Capital Bank Corp	1,395
10,120		Fifth Third Bancorp	102,516
126		Financial Institutions, Inc	1,256
174		First Bancorp	3,141
1,292		First Bancorp (Puerto Rico)	3,941
107		First Bancorp, Inc	1,990
291		First Busey Corp	1,368
70		First Citizens Bancshares, Inc (Class A)	11,137
1,229		First Commonwealth Financial Corp	6,981
72		First Community Bancshares, Inc	909
101		First Defiance Financial Corp	1,506
447		First Financial Bancorp	5,386
321		First Financial Bankshares, Inc	15,877
188		First Financial Corp	5,760
133		First Financial Holdings, Inc	2,124
261		First Financial Northwest, Inc	1,519
46		First Financial Service Corp	620
2,588	*	First Horizon National Corp	34,233
315		First Merchants Corp	2,196
545		First Midwest Bancorp, Inc	6,142
2,151		First Niagara Financial Group, Inc	26,522
66		First of Long Island Corp	1,755
88		First South Bancorp, Inc	1,012
966		FirstMerit Corp	18,383
485	*	Flagstar Bancorp, Inc	500
243		Flushing Financial Corp	2,770
979		FNB Corp	6,961
1,944		Fulton Financial Corp	14,308
133		German American Bancorp, Inc	2,063
860		Glacier Bancorp, Inc	12,848
123		Great Southern Bancorp, Inc	2,916
600	*	Guaranty Bancorp	888
218		Hampton Roads Bankshares, Inc	628
294		Hancock Holding Co	11,046
524		Harleysville National Corp	2,793
158		Heartland Financial USA, Inc	2,331
106	*	Home Bancorp, Inc	1,290
137		Home Bancshares, Inc	3,003
199		Home Federal Bancorp, Inc	2,273
5,646		Hudson City Bancorp, Inc	74,245

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,705		Huntington Bancshares, Inc	$41,001
365		IBERIABANK Corp	16,629
252		Independent Bank Corp	5,577
674		International Bancshares Corp	10,993
579	*	Investors Bancorp, Inc	6,143
46,463		JPMorgan Chase & Co	2,036,008
227		Kearny Financial Corp	2,365
10,596		Keycorp	68,874
249		Lakeland Bancorp, Inc	1,868
147		Lakeland Financial Corp	3,036
94		Legacy Bancorp, Inc	987
966		M&T Bank Corp	60,201
216		MainSource Financial Group, Inc	1,469
4,387		Marshall & Ilsley Corp	35,403
400		MB Financial, Inc	8,388
60		Merchants Bancshares, Inc	1,282
119	*	Meridian Interstate Bancorp, Inc	1,012
1,082	*	Metavante Technologies, Inc	37,307
56		Midsouth Bancorp, Inc	739
186		Nara Bancorp, Inc	1,293
100		NASB Financial, Inc	2,630
84		National Bankshares, Inc	2,138
842		National Penn Bancshares, Inc	5,145
374		NBT Bancorp, Inc	8,430
523	*	Net 1 UEPS Technologies, Inc	10,962
4,160		New York Community Bancorp, Inc	47,507
1,211		NewAlliance Bancshares, Inc	12,958
3,010		Northern Trust Corp	175,061
227		Northfield Bancorp, Inc	2,906
74		Northrim BanCorp, Inc	1,129
200		Northwest Bancorp, Inc	4,568
97		OceanFirst Financial Corp	1,125
48		Ohio Valley Banc Corp	1,272
869		Old National Bancorp	9,733
350		Old Second Bancorp, Inc	2,006
566		Oriental Financial Group, Inc	7,188
152		Oritani Financial Corp	2,073
60		Orrstown Financial Services, Inc	2,318
528		Pacific Capital Bancorp	760
154		Pacific Continental Corp	1,622
270		PacWest Bancorp	5,144
165		Park National Corp	9,626
99		Peapack Gladstone Financial Corp	1,590
47		Penns Woods Bancorp, Inc	1,504
58	*	Pennsylvania Commerce Bancorp, Inc	706
75		Peoples Bancorp, Inc	979
46		Peoples Financial Corp	856
4,522		People’s United Financial, Inc	70,362
400	*	Pinnacle Financial Partners, Inc	5,084
5,720		PNC Financial Services Group, Inc	277,934
8,034		Popular, Inc	22,736
274		Premierwest Bancorp	743
423		PrivateBancorp, Inc	10,347
555		Prosperity Bancshares, Inc	19,308
753		Provident Financial Services, Inc	7,748
421		Provident New York Bancorp	4,021
13,971		Regions Financial Corp	86,760
195		Renasant Corp	2,896
120		Republic Bancorp, Inc (Class A)	2,395
97		Rockville Financial, Inc	1,043
100		Roma Financial Corp	1,243
300		S&T Bancorp, Inc	3,888
210		S.Y. Bancorp, Inc	4,849
250		Sandy Spring Bancorp, Inc	4,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

121	*	Santander BanCorp	$1,180
151		SCBT Financial Corp	4,243
98		Shore Bancshares, Inc	1,640
87		Sierra Bancorp	1,045
499	*	Signature Bank	14,471
169		Simmons First National Corp (Class A)	4,869
110		Smithtown Bancorp, Inc	1,269
800		South Financial Group, Inc	1,176
127		Southside Bancshares, Inc	2,860
94		Southwest Bancorp, Inc	1,320
163		State Bancorp, Inc	1,377
6,108		State Street Corp	321,280
256		StellarOne Corp	3,776
119		Sterling Bancorp	859
994		Sterling Bancshares, Inc	7,266
561		Sterling Financial Corp	1,122
88		Suffolk Bancorp	2,606
147	*	Sun Bancorp, Inc	776
6,281		SunTrust Banks, Inc	141,637
979		Susquehanna Bancshares, Inc	5,766
400	*	SVB Financial Group	17,308
3,166		Synovus Financial Corp	11,873
1,554		TCF Financial Corp	20,264
429	*	Texas Capital Bancshares, Inc	7,224
1,470		TFS Financial Corp	17,493
126	*	The Bancorp, Inc	721
119		Tompkins Trustco, Inc	5,200
42		Tower Bancorp, Inc	1,103
232		TowneBank	2,958
171		Trico Bancshares	2,804
852		Trustco Bank Corp NY	5,325
711		Trustmark Corp	13,545
1,089		UCBH Holdings, Inc	871
372		UMB Financial Corp	15,044
733		Umpqua Holdings Corp	7,770
167		Union Bankshares Corp	2,079
437		United Bankshares, Inc	8,561
521		United Community Banks, Inc	2,605
201		United Financial Bancorp, Inc	2,328
75		United Security Bancshares	1,664
121		Univest Corp of Pennsylvania	2,622
23,522		US Bancorp	514,190
1,660		Valley National Bancorp	20,401
124		ViewPoint Financial Group	1,741
113		Washington Banking Co	1,046
1,416		Washington Federal, Inc	23,874
138		Washington Trust Bancorp, Inc	2,418
770		Webster Financial Corp	9,602
58,828		Wells Fargo & Co	1,657,772
301		WesBanco, Inc	4,653
189		West Bancorporation, Inc	937
390		Westamerica Bancorporation	20,280
554	*	Western Alliance Bancorp	3,496
8,469		Western Union Co	160,232
366		Westfield Financial, Inc	3,100
750		Whitney Holding Corp	7,155
772		Wilmington Trust Corp	10,962
167		Wilshire Bancorp, Inc	1,226
248		Wintrust Financial Corp	6,934
100		WSFS Financial Corp	2,664
135		Yadkin Valley Financial Corp	630
1,396		Zions Bancorporation	25,086

		TOTAL DEPOSITORY INSTITUTIONS	10,530,171

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.02%
208	*	AFC Enterprises	$1,751
167	*	Benihana, Inc	957
239	*	BJ’s Restaurants, Inc	3,583
379		Bob Evans Farms, Inc	11,014
1,150		Brinker International, Inc	18,090
218	*	Buffalo Wild Wings, Inc	9,071
1,182		Burger King Holdings, Inc	20,791
262	*	California Pizza Kitchen, Inc	4,092
332		CBRL Group, Inc	11,421
343	*	CEC Entertainment, Inc	8,870
844	*	Cheesecake Factory	15,631
385	*	Chipotle Mexican Grill, Inc (Class A)	37,364
622		CKE Restaurants, Inc	6,525
1,656		Darden Restaurants, Inc	56,519
949	*	Denny’s Corp	2,524
402		DineEquity, Inc	9,950
1,090	*	Domino’s Pizza, Inc	9,636
678	*	Jack in the Box, Inc	13,892
587	*	Krispy Kreme Doughnuts, Inc	2,096
273	*	Landry’s Restaurants, Inc	2,867
253	*	Luby’s, Inc	1,063
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,399
13,660		McDonald’s Corp	779,575
300		O’Charleys, Inc	2,811
263	*	Papa John’s International, Inc	6,462
277	*	PF Chang’s China Bistro, Inc	9,410
150	*	Red Robin Gourmet Burgers, Inc	3,063
661	*	Ruby Tuesday, Inc	5,566
200	*	Ruth’s Chris Steak House, Inc	844
729	*	Sonic Corp	8,063
9,095	*	Starbucks Corp	187,811
400	*	Steak N Shake Co	4,708
602	*	Texas Roadhouse, Inc (Class A)	6,393
4,271		Wendy’s/Arby’s Group, Inc (Class A)	20,202
5,573		Yum! Brands, Inc	188,143

		TOTAL EATING AND DRINKING PLACES	1,472,157

EDUCATIONAL SERVICES - 0.24%
388	*	American Public Education, Inc	13,479
1,691	*	Apollo Group, Inc (Class A)	124,576
170	*	Bridgepoint Education, Inc	2,594
881	*	Career Education Corp	21,479
363	*	ChinaCast Education Corp	2,639
942	*	Corinthian Colleges, Inc	17,484
751		DeVry, Inc	41,545
228	*	Grand Canyon Education, Inc	4,065
518	*	ITT Educational Services, Inc	57,192
310	*	K12, Inc	5,109
92	*	Learning Tree International, Inc	1,048
115	*	Lincoln Educational Services Corp	2,631
198		Strayer Education, Inc	43,101
228	*	Universal Technical Institute, Inc	4,492

		TOTAL EDUCATIONAL SERVICES	341,434

ELECTRIC, GAS, AND SANITARY SERVICES - 4.22%
8,046	*	AES Corp	119,242
931		AGL Resources, Inc	32,836
2,021		Allegheny Energy, Inc	53,597
338		Allete, Inc	11,347
1,335		Alliant Energy Corp	37,180

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,777		Ameren Corp	$70,203
200		American Ecology Corp	3,740
5,930		American Electric Power Co, Inc	183,771
225		American States Water Co	8,141
720		American Water Works Co, Inc	14,357
1,753		Aqua America, Inc	30,923
77		Artesian Resources Corp	1,295
1,066		Atmos Energy Corp	30,040
658		Avista Corp	13,305
446		Black Hills Corp	11,226
225		California Water Service Group	8,762
4,146	*	Calpine Corp	47,762
4,582		Centerpoint Energy, Inc	56,954
110		Central Vermont Public Service Corp	2,123
250		CH Energy Group, Inc	11,078
76		Chesapeake Utilities Corp	2,355
355	*	Clean Energy Fuels Corp	5,116
345	*	Clean Harbors, Inc	19,410
958		Cleco Corp	24,027
2,460		CMS Energy Corp	32,964
98		Connecticut Water Service, Inc	2,194
3,410		Consolidated Edison, Inc	139,605
160		Consolidated Water Co, Inc	2,613
2,326		Constellation Energy Group, Inc	75,293
1,527	*	Covanta Holding Corp	25,959
456		Crosstex Energy, Inc	2,408
7,328		Dominion Resources, Inc	252,815
1,497		DPL, Inc	39,072
1,977		DTE Energy Co	69,472
16,001		Duke Energy Corp	251,855
5,637	*	Dynegy, Inc (Class A)	14,374
3,874		Edison International	130,089
8,722		El Paso Corp	90,011
600	*	El Paso Electric Co	10,602
388		Empire District Electric Co	7,019
866		Energen Corp	37,325
904		EnergySolutions, Inc	8,335
109	*	EnerNOC, Inc	3,614
2,448		Entergy Corp	195,496
8,154		Exelon Corp	404,600
3,794		FirstEnergy Corp	173,462
78		Florida Public Utilities Co	948
5,100		FPL Group, Inc	281,672
1,633		Great Plains Energy, Inc	29,312
1,196		Hawaiian Electric Industries, Inc	21,672
695		Idacorp, Inc	20,009
971		Integrys Energy Group, Inc	34,849
600		ITC Holdings Corp	27,270
250		Laclede Group, Inc	8,040
2,209		MDU Resources Group, Inc	46,058
287		MGE Energy, Inc	10,470
155		Middlesex Water Co	2,337
1,738	*	Mirant Corp	28,555
864		National Fuel Gas Co	39,580
668		New Jersey Resources Corp	24,255
545		Nicor, Inc	19,942
3,108		NiSource, Inc	43,170
2,126		Northeast Utilities	50,471
333		Northwest Natural Gas Co	13,873
435		NorthWestern Corp	10,627
3,121	*	NRG Energy, Inc	87,981

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,474		NSTAR	$46,903
2,662		NV Energy, Inc	30,853
1,121		OGE Energy Corp	37,083
1,273		Oneok, Inc	46,617
240		Ormat Technologies, Inc	9,797
540		Otter Tail Corp	12,922
52		Pennichuck Corp	1,132
2,652		Pepco Holdings, Inc	39,462
629	*	Perma-Fix Environmental Services	1,472
4,586		PG&E Corp	185,686
228	*	Pico Holdings, Inc	7,604
962		Piedmont Natural Gas Co, Inc	23,030
200	*	Pike Electric Corp	2,396
1,246		Pinnacle West Capital Corp	40,894
1,049		PNM Resources, Inc	12,252
906		Portland General Electric Co	17,866
4,695		PPL Corp	142,446
3,431		Progress Energy, Inc	134,015
6,300		Public Service Enterprise Group, Inc	198,071
2,092		Questar Corp	78,576
4,240	*	Reliant Energy, Inc	30,274
3,886		Republic Services, Inc	103,251
115		Resource America, Inc (Class A)	553
1,576		SCANA Corp	55,002
2,950		Sempra Energy	146,940
138		SJW Corp	3,153
510		South Jersey Industries, Inc	18,003
9,713		Southern Co	307,610
1,278		Southern Union Co	26,570
542		Southwest Gas Corp	13,864
303		Southwest Water Co	1,491
1,145	*	Stericycle, Inc	55,475
2,445		TECO Energy, Inc	34,426
1,529		UGI Corp	38,317
353		UIL Holdings Corp	9,316
432		Unisource Energy Corp	13,284
126		Unitil Corp	2,829
977		Vectren Corp	22,510
986	*	Waste Connections, Inc	28,456
6,103		Waste Management, Inc	181,991
229	*	Waste Services, Inc	1,058
1,310		Westar Energy, Inc	25,558
783		WGL Holdings, Inc	25,949
6,979		Williams Cos, Inc	124,715
1,446		Wisconsin Energy Corp	65,316
5,793		Xcel Energy, Inc	111,457
142		York Water Co	1,968

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,087,471

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.44%
475	*	Acme Packet, Inc	4,755
313	*	Actel Corp	3,809
638		Acuity Brands, Inc	20,550
1,457	*	Adaptec, Inc	4,866
1,296	*	ADC Telecommunications, Inc	10,809
395	*	Advanced Analogic Technologies, Inc	1,568
1,882	*	Advanced Battery Technologies, Inc	8,168
504	*	Advanced Energy Industries, Inc	7,177
6,784	*	Advanced Micro Devices, Inc	38,397
298	*	Airvana, Inc	2,017
3,544		Altera Corp	72,687
544	*	American Superconductor Corp	18,246
1,295		Ametek, Inc	45,208

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,245	*	Amkor Technology, Inc	$8,566
2,144		Amphenol Corp (Class A)	80,786
891	*	Anadigics, Inc	4,197
3,722		Analog Devices, Inc	102,653
11,021	*	Apple Computer, Inc	2,042,962
891	*	Applied Micro Circuits Corp	8,901
144		Applied Signal Technology, Inc	3,351
1,549	*	Arris Group, Inc	20,152
525	*	Ascent Solar Technologies, Inc	3,959
802	*	Atheros Communications, Inc	21,277
5,300	*	Atmel Corp	22,207
395	*	ATMI, Inc	7,169
1,731	*	Avnet, Inc	44,954
583		AVX Corp	6,955
129	*	AZZ, Inc	5,182
542		Baldor Electric Co	14,818
100		Bel Fuse, Inc (Class B)	1,903
750	*	Benchmark Electronics, Inc	13,500
386	*	BigBand Networks, Inc	1,548
6,124	*	Broadcom Corp (Class A)	187,945
321	*	Ceradyne, Inc	5,884
234	*	Ceva, Inc	2,516
500	*	Checkpoint Systems, Inc	8,220
469	*	China BAK Battery, Inc	2,322
311	*	China Security & Surveillance Technology, Inc	2,221
1,099	*	Ciena Corp	17,892
71,356	*	Cisco Systems, Inc	1,679,719
330	*	Comtech Telecommunications Corp	10,963
1,286	*	Cree, Inc	47,261
300		CTS Corp	2,790
170		Cubic Corp	6,710
1,711	*	Cypress Semiconductor Corp	17,675
332	*	Diodes, Inc	6,006
633	*	Dolby Laboratories, Inc (Class A)	24,174
289	*	DSP Group, Inc	2,352
179	*	DTS, Inc	4,901
2,000		Eaton Corp	113,179
485	*	EchoStar Corp (Class A)	8,953
300	*	Electro Scientific Industries, Inc	4,017
834	*	EMCORE Corp	1,084
161	*	EMS Technologies, Inc	3,352
809	*	Energizer Holdings, Inc	53,669
585	*	Energy Conversion Devices, Inc	6,774
481	*	EnerSys	10,640
655	*	Entropic Communications, Inc	1,795
2,598	*	Evergreen Solar, Inc	4,988
520	*	Exar Corp	3,822
816	*	Exide Technologies	6,504
1,414	*	Fairchild Semiconductor International, Inc	14,465
618	*	First Solar, Inc	94,467
277		Franklin Electric Co, Inc	7,942
1,210	*	FuelCell Energy, Inc	5,167
131,013		General Electric Co	2,151,232
228	*	Globecomm Systems, Inc	1,658
191	*	GP Strategies Corp	1,431
1,560	*	GrafTech International Ltd	22,932
269	*	Greatbatch, Inc	6,044
474	*	GT Solar International, Inc	2,754
662		Harman International Industries, Inc	22,429
1,150	*	Harmonic, Inc	7,682
1,630		Harris Corp	61,288
670	*	Harris Stratex Networks, Inc (Class A)	4,690
334	*	Helen of Troy Ltd	6,490

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,161	*	Hexcel Corp	$13,282
409	*	Hittite Microwave Corp	15,043
400		Imation Corp	3,708
1,220	*	Infinera Corp	9,699
1,945	*	Integrated Device Technology, Inc	13,148
69,123		Intel Corp	1,352,736
270	*	Intellon Corp	1,914
564	*	InterDigital, Inc	13,062
915	*	International Rectifier Corp	17,833
1,411		Intersil Corp (Class A)	21,602
217	*	IPG Photonics Corp	3,298
231	*	iRobot Corp	2,844
257		IXYS Corp	2,187
2,562	*	JDS Uniphase Corp	18,216
1,407		L-3 Communications Holdings, Inc	113,009
1,300	*	Lattice Semiconductor Corp	2,925
513		Lincoln Electric Holdings, Inc	24,342
2,683		Linear Technology Corp	74,131
261	*	Littelfuse, Inc	6,849
124	*	Loral Space & Communications, Inc	3,408
131		LSI Industries, Inc	871
7,838	*	LSI Logic Corp	43,031
6,174	*	Marvell Technology Group Ltd	99,957
3,678		Maxim Integrated Products, Inc	66,719
211	*	Maxwell Technologies, Inc	3,889
3,021	*	MEMC Electronic Materials, Inc	50,239
223	*	Mercury Computer Systems, Inc	2,199
447		Methode Electronics, Inc	3,875
797		Micrel, Inc	6,496
2,347		Microchip Technology, Inc	62,196
10,253	*	Micron Technology, Inc	84,075
1,063	*	Microsemi Corp	16,785
1,000	*	Microtune, Inc	1,820
625	*	Microvision, Inc	3,444
436	*	MIPS Technologies, Inc	1,644
1,592		Molex, Inc	33,241
407	*	Monolithic Power Systems, Inc	9,544
510	*	Moog, Inc (Class A)	15,045
28,500		Motorola, Inc	244,814
160	*	Multi-Fineline Electronix, Inc	4,594
58		National Presto Industries, Inc	5,018
2,758		National Semiconductor Corp	39,357
4,020	*	NetApp, Inc	107,253
330	*	Netlogic Microsystems, Inc	14,850
1,139	*	Novellus Systems, Inc	23,896
55	*	NVE Corp	2,924
6,683	*	Nvidia Corp	100,445
634	*	Omnivision Technologies, Inc	10,322
4,849	*	ON Semiconductor Corp	40,004
1,006	*	Openwave Systems, Inc	2,616
252	*	Oplink Communications, Inc	3,659
205	*	OpNext, Inc	601
185	*	OSI Systems, Inc	3,384
232		Park Electrochemical Corp	5,719
265	*	Parkervision, Inc	1,084
304	*	Pericom Semiconductor Corp	2,982
500	*	Photronics, Inc	2,370
554		Plantronics, Inc	14,853
548	*	Plexus Corp	14,434
410	*	PLX Technology, Inc	1,382
2,504	*	PMC - Sierra, Inc	23,938
1,022	*	Polycom, Inc	27,339
314	*	Polypore International, Inc	4,054

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

94	*	Powell Industries, Inc	$3,609
343		Power Integrations, Inc	11,432
1,100	*	Power-One, Inc	2,145
1,294	*	Powerwave Technologies, Inc	2,070
1,437	*	QLogic Corp	24,716
20,485		Qualcomm, Inc	921,414
1,317	*	Rambus, Inc	22,916
192		Raven Industries, Inc	5,132
420		Regal-Beloit Corp	19,198
3,137	*	RF Micro Devices, Inc	17,034
200	*	Rogers Corp	5,994
149	*	Rubicon Technology, Inc	2,211
611	*	SatCon Technology Corp	1,045
334	*	Seachange International, Inc	2,505
1,033	*	Semtech Corp	17,571
495	*	ShoreTel, Inc	3,866
1,131	*	Silicon Image, Inc	2,748
583	*	Silicon Laboratories, Inc	27,028
1,350	*	Silicon Storage Technology, Inc	3,267
1,872	*	Skyworks Solutions, Inc	24,785
549	*	Smart Modular Technologies WWH, Inc	2,613
153	*	Spectrum Control, Inc	1,299
300	*	Standard Microsystems Corp	6,963
426	*	Starent Networks Corp	10,829
173	*	Stoneridge, Inc	1,225
1,166	*	Sunpower Corp (Class A)	34,852
100	*	Supertex, Inc	3,000
2,341	*	Sycamore Networks, Inc	7,070
396	*	Symmetricom, Inc	2,051
424	*	Synaptics, Inc	10,685
500		Technitrol, Inc	4,605
163	*	Techwell, Inc	1,790
806	*	Tekelec	13,243
557		Teleflex, Inc	26,909
4,811	*	Tellabs, Inc	33,292
770	*	Tessera Technologies, Inc	21,475
15,799		Texas Instruments, Inc	374,277
645	*	Thomas & Betts Corp	19,402
598	*	Trident Microsystems, Inc	1,549
1,986	*	Triquint Semiconductor, Inc	15,332
433	*	TTM Technologies, Inc	4,967
60	*	Ultralife Corp	364
269	*	Universal Display Corp	3,212
166	*	Universal Electronics, Inc	3,390
771	*	US Geothermal, Inc	1,203
1,960	*	Utstarcom, Inc	4,096
581	*	Valence Technology, Inc	1,046
881	*	Varian Semiconductor Equipment Associates, Inc	28,932
315	*	Viasat, Inc	8,373
200		Vicor Corp	1,544
2,260	*	Vishay Intertechnology, Inc	17,854
288	*	Volterra Semiconductor Corp	5,291
958		Whirlpool Corp	67,022
223	*	White Electronic Designs Corp	1,030
3,361		Xilinx, Inc	78,715
743	*	Zix Corp	1,635
350	*	Zoltek Cos, Inc	3,675
619	*	Zoran Corp	7,131

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,185,121

ENGINEERING AND MANAGEMENT SERVICES - 0.69%
319	*	Accelrys, Inc	1,850
188	*	Advisory Board Co	4,726
1,142	*	Aecom Technology Corp	30,994

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

166	*	Affymax, Inc	$3,966
1,697	*	Amylin Pharmaceuticals, Inc	23,232
556	*	Ariad Pharmaceuticals, Inc	1,234
100		CDI Corp	1,405
906	*	Celera Corp	5,644
205	*	comScore, Inc	3,692
117	*	Cornell Cos, Inc	2,625
387		Corporate Executive Board Co	9,636
167	*	CRA International, Inc	4,557
303		Diamond Management & Technology Consultants, Inc	2,076
641	*	Dyax Corp	2,301
723	*	eResearch Technology, Inc	5,061
1,296	*	Exelixis, Inc	8,268
172	*	Exponent, Inc	4,845
2,265		Fluor Corp	115,175
148	*	Franklin Covey Co	866
408	*	Furmanite Corp	1,758
692	*	Genpact Ltd	8,512
668	*	Gen-Probe, Inc	27,682
1,008	*	Hewitt Associates, Inc (Class A)	36,721
270	*	Hill International, Inc	1,917
279	*	Huron Consulting Group, Inc	7,207
106	*	ICF International, Inc	3,214
1,305	*	Incyte Corp	8,809
224	*	Infinity Pharmaceuticals, Inc	1,396
1,497	*	Insmed, Inc	1,228
1,170	*	Isis Pharmaceuticals, Inc	17,047
1,484	*	Jacobs Engineering Group, Inc	68,190
1,971		KBR, Inc	45,905
135	*	Kendle International, Inc	2,257
174		Landauer, Inc	9,567
954	*	Lexicon Pharmaceuticals, Inc	2,032
588	*	Luminex Corp	9,996
241		MAXIMUS, Inc	11,231
317	*	Maxygen, Inc	2,121
2,762	*	McDermott International, Inc	69,796
80	*	Michael Baker Corp	2,907
1,132	*	Myriad Genetics, Inc	31,017
631	*	Navigant Consulting, Inc	8,519
387	*	Omnicell, Inc	4,311
3,989		Paychex, Inc	115,880
764	*	Regeneron Pharmaceuticals, Inc	14,745
367	*	Repligen Corp	1,839
514	*	Resources Connection, Inc	8,769
517	*	Rigel Pharmaceuticals, Inc	4,239
611	*	RTI Biologics, Inc	2,658
2,512	*	SAIC, Inc	44,060
410	*	Sangamo Biosciences, Inc	3,366
739	*	Savient Pharmaceuticals, Inc	11,233
866	*	Seattle Genetics, Inc	12,150
805	*	Sequenom, Inc	2,600
1,022	*	Shaw Group, Inc	32,796
137	*	Stanley, Inc	3,524
299	*	Symyx Technologies, Inc	1,979
100	*	Tejon Ranch Co	2,568
728	*	Tetra Tech, Inc	19,314
76	*	Transcend Services, Inc	1,328
1,020	*	URS Corp	44,523
1,018	*	VCA Antech, Inc	27,374
48		VSE Corp	1,872
512		Watson Wyatt & Co Holdings (Class A)	22,303

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	994,613

FABRICATED METAL PRODUCTS - 0.55%
434	*	Alliant Techsystems, Inc	33,787

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

105		Ameron International Corp	$7,348
816		Aptargroup, Inc	30,486
1,136		Ball Corp	55,891
93	*	Bway Holding Co	1,721
603	*	Chart Industries, Inc	13,019
170		CIRCOR International, Inc	4,804
1,329		Commercial Metals Co	23,789
593		Crane Co	15,305
1,900	*	Crown Holdings, Inc	51,680
270		Dynamic Materials Corp	5,389
686	*	Griffon Corp	6,908
190		Gulf Island Fabrication, Inc	3,561
69	*	Hawk Corp	947
5,554		Illinois Tool Works, Inc	237,212
155		Insteel Industries, Inc	1,852
153	*	Ladish Co, Inc	2,315
400	*	Mobile Mini, Inc	6,944
2,364		Mueller Water Products, Inc (Class A)	12,955
260	*	NCI Building Systems, Inc	832
1,937		Parker Hannifin Corp	100,414
1,158		Pentair, Inc	34,184
450		Quanex Building Products Corp	6,462
323		Silgan Holdings, Inc	17,032
459		Simpson Manufacturing Co, Inc	11,594
635	*	Smith & Wesson Holding Corp	3,321
694		Snap-On, Inc	24,123
924		Stanley Works	39,446
228		Sturm Ruger & Co, Inc	2,950
122		Sun Hydraulics Corp	2,569
812	*	Taser International, Inc	3,833
255		Valmont Industries, Inc	21,721
341		Watts Water Technologies, Inc (Class A)	10,315

		TOTAL FABRICATED METAL PRODUCTS	794,709

FISHING, HUNTING, AND TRAPPING - 0.00%**
110	*	HQ Sustainable Maritime Industries, Inc	968

		TOTAL FISHING, HUNTING, AND TRAPPING	968

FOOD AND KINDRED PRODUCTS - 3.75%
228	*	AgFeed Industries, Inc	1,218
97	*	American Dairy, Inc	2,748
255	*	American Italian Pasta Co	6,931
7,914		Archer Daniels Midland Co	231,247
226		B&G Foods, Inc (Class A)	1,851
100	*	Boston Beer Co, Inc (Class A)	3,708
1,617		Bunge Ltd	101,240
2,474		Campbell Soup Co	80,702
798	*	Central Garden and Pet Co (Class A)	8,722
77		Coca-Cola Bottling Co Consolidated	3,729
28,642		Coca-Cola Co	1,538,076
3,681		Coca-Cola Enterprises, Inc	78,810
5,397		ConAgra Foods, Inc	117,007
2,181	*	Constellation Brands, Inc (Class A)	33,042
902		Corn Products International, Inc	25,725
878	*	Darling International, Inc	6,453
2,385		Del Monte Foods Co	27,618
182		Diamond Foods, Inc	5,773
3,080	*	Dr Pepper Snapple Group, Inc	88,550
200		Farmer Bros Co	4,140
952		Flowers Foods, Inc	25,028
4,081		General Mills, Inc	262,735
3,917		H.J. Heinz Co	155,701
826	*	Hansen Natural Corp	30,347
1,986		Hershey Co	77,176
888		Hormel Foods Corp	31,542
125		Imperial Sugar Co	1,585

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

192		J&J Snack Foods Corp	$8,292
1,442		J.M. Smucker Co	76,440
3,174		Kellogg Co	156,256
18,261		Kraft Foods, Inc (Class A)	479,716
293		Lancaster Colony Corp	15,022
400		Lance, Inc	10,328
107	*	M&F Worldwide Corp	2,166
1,744		McCormick & Co, Inc	59,191
420		Mead Johnson Nutrition Co	18,946
1,654		Molson Coors Brewing Co (Class B)	80,517
129	*	National Beverage Corp	1,485
211	*	Omega Protein Corp	1,023
195	*	Overhill Farms, Inc	1,180
149	*	Peet’s Coffee & Tea, Inc	4,206
1,697		Pepsi Bottling Group, Inc	61,839
710		PepsiAmericas, Inc	20,278
19,267		PepsiCo, Inc	1,130,203
670	*	Ralcorp Holdings, Inc	39,175
2,156		Reynolds American, Inc	95,985
246		Sanderson Farms, Inc	9,259
8,405		Sara Lee Corp	93,632
77	*	Seneca Foods Corp	2,110
718	*	Smart Balance, Inc	4,409
1,470	*	Smithfield Foods, Inc	20,286
368		Tootsie Roll Industries, Inc	8,751
383	*	TreeHouse Foods, Inc	13,662
3,645		Tyson Foods, Inc (Class A)	46,036

		TOTAL FOOD AND KINDRED PRODUCTS	5,411,797

FOOD STORES - 0.29%
15		Arden Group, Inc (Class A)	1,793
403	*	Great Atlantic & Pacific Tea Co, Inc	3,591
100		Ingles Markets, Inc (Class A)	1,583
8,137		Kroger Co	167,947
327	*	Panera Bread Co (Class A)	17,985
248	*	Pantry, Inc	3,889
520		Ruddick Corp	13,842
5,424		Safeway, Inc	106,961
2,644		Supervalu, Inc	39,819
91	*	Susser Holdings Corp	1,144
77		Village Super Market (Class A)	2,269
133		Weis Markets, Inc	4,249
1,320	*	Whole Foods Market, Inc	40,247
610	*	Winn-Dixie Stores, Inc	8,003

		TOTAL FOOD STORES	413,322

FORESTRY - 0.09%
962		Rayonier, Inc	39,355
2,546		Weyerhaeuser Co	93,311

		TOTAL FORESTRY	132,666

FURNITURE AND FIXTURES - 0.15%
111	*	Astronics Corp	1,043
279		Ethan Allen Interiors, Inc	4,604
642		Furniture Brands International, Inc	3,550
700		Herman Miller, Inc	11,837
759		Hill-Rom Holdings, Inc	16,531
567		HNI Corp	13,381
64		Hooker Furniture Corp	864
300		Kimball International, Inc (Class B)	2,289
744	*	Kinetic Concepts, Inc	27,513
500		La-Z-Boy, Inc	4,325
1,893		Leggett & Platt, Inc	36,724
4,339		Masco Corp	56,061
2,218	*	Sealy Corp	7,098
125	*	Stanley Furniture Co, Inc	1,296

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

838		Steelcase, Inc (Class A)	$5,204
926	*	Tempur-Pedic International, Inc	17,538

		TOTAL FURNITURE AND FIXTURES	209,858

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
3,155	*	Bed Bath & Beyond, Inc	118,440
4,066		Best Buy Co, Inc	152,557
1,973	*	GameStop Corp (Class A)	52,225
166		Haverty Furniture Cos, Inc	1,960
176	*	hhgregg, Inc	2,981
546		Knoll, Inc	5,695
1,075	*	Pier 1 Imports, Inc	4,160
1,485		RadioShack Corp	24,606
92	*	Rex Stores Corp	1,003
228	*	Tuesday Morning Corp	948
1,135		Williams-Sonoma, Inc	22,961

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	387,536

GENERAL BUILDING CONTRACTORS - 0.19%
100	*	Amrep Corp	1,320
39	*	Avatar Holdings, Inc	741
917	*	Beazer Homes USA, Inc	5,126
139		Brookfield Homes Corp	929
72	*	Cavco Industries, Inc	2,556
3,350		DR Horton, Inc	38,224
1,819	*	Hovnanian Enterprises, Inc (Class A)	6,985
919		KB Home	15,265
1,611		Lennar Corp (Class A)	22,957
385	*	M/I Homes, Inc	5,232
274		McGrath RentCorp	5,828
441		MDC Holdings, Inc	15,320
377	*	Meritage Homes Corp	7,653
69	*	NVR, Inc	43,978
313	*	Perini Corp	6,667
4,066	*	Pulte Homes, Inc	44,684
506		Ryland Group, Inc	10,661
1,250	*	Standard-Pacific Corp	4,613
390	*	Team, Inc	6,611
1,565	*	Toll Brothers, Inc	30,580

		TOTAL GENERAL BUILDING CONTRACTORS	275,930

GENERAL MERCHANDISE STORES - 1.85%
521	*	99 Cents Only Stores	7,007
961	*	Big Lots, Inc	24,044
687	*	BJ’s Wholesale Club, Inc	24,883
794		Casey’s General Stores, Inc	24,916
100	*	Conn’s, Inc	1,129
5,389		Costco Wholesale Corp	304,263
670		Dillard’s, Inc (Class A)	9,447
1,890		Family Dollar Stores, Inc	49,896
480		Fred’s, Inc (Class A)	6,110
2,824		JC Penney Co, Inc	95,310
5,081		Macy’s, Inc	92,931
298	*	Retail Ventures, Inc	1,570
1,641	*	Saks, Inc	11,192
601	*	Sears Holdings Corp	39,251
200	*	Stein Mart, Inc	2,542
9,320		Target Corp	435,059
5,149		TJX Companies, Inc	191,285
27,354		Wal-Mart Stores, Inc	1,342,809

		TOTAL GENERAL MERCHANDISE STORES	2,663,644

HEALTH SERVICES - 1.23%
312	*	Alliance Imaging, Inc	1,766
544	*	Allied Healthcare International, Inc	1,523
72	*	Almost Family, Inc	2,142

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

341	*	Amedisys, Inc	$14,878
101		America Service Group, Inc	1,671
155	*	American Dental Partners, Inc	2,170
3,726		AmerisourceBergen Corp	83,388
451	*	Amsurg Corp	9,575
132	*	Assisted Living Concepts, Inc (A Shares)	2,735
273	*	Bio-Reference Labs, Inc	9,391
384		Brookdale Senior Living, Inc	6,962
123	*	China Sky One Medical, Inc	1,622
1,047	*	Community Health Systems, Inc	33,431
370	*	Continucare Corp	1,117
90	*	Corvel Corp	2,556
772	*	Covance, Inc	41,804
1,774	*	Coventry Health Care, Inc	35,409
296	*	Cross Country Healthcare, Inc	2,756
253	*	CryoLife, Inc	2,016
1,249	*	DaVita, Inc	70,743
767	*	Edwards Lifesciences Corp	53,621
280	*	eHealth, Inc	4,066
280	*	Emeritus Corp	6,146
270		Ensign Group, Inc	3,788
242	*	Enzo Biochem, Inc	1,713
3,410	*	Express Scripts, Inc	264,549
270	*	Genomic Health, Inc	5,902
245	*	Genoptix, Inc	8,521
349	*	Gentiva Health Services, Inc	8,728
295	*	Health Grades, Inc	1,460
2,818	*	Health Management Associates, Inc (Class A)	21,107
1,191	*	Healthsouth Corp	18,627
402	*	Healthways, Inc	6,159
1,809	*	Immunomedics, Inc	9,986
220	*	IPC The Hospitalist Co, Inc	6,919
402	*	Kindred Healthcare, Inc	6,524
1,388	*	Laboratory Corp of America Holdings	91,192
267	*	LHC Group, Inc	7,991
634	*	LifePoint Hospitals, Inc	17,156
853	*	Lincare Holdings, Inc	26,656
462	*	Magellan Health Services, Inc	14,350
3,395		McKesson Corp	202,173
164	*	Medcath Corp	1,438
5,965	*	Medco Health Solutions, Inc	329,925
100		National Healthcare Corp	3,729
1,110	*	Nektar Therapeutics	10,811
235	*	Nighthawk Radiology Holdings, Inc	1,699
252	*	NovaMed, Inc	1,142
336	*	Odyssey HealthCare, Inc	4,200
1,451		Omnicare, Inc	32,677
538	*	Pediatrix Medical Group, Inc	29,547
1,248		Pharmaceutical Product Development, Inc	27,381
678	*	Psychiatric Solutions, Inc	18,143
1,986		Quest Diagnostics, Inc	103,649
300	*	RehabCare Group, Inc	6,507
246	*	Skilled Healthcare Group, Inc (Class A)	1,975
597	*	Sun Healthcare Group, Inc	5,158
483	*	Sunrise Senior Living, Inc	1,463
5,785	*	Tenet Healthcare Corp	34,016
628		Universal Health Services, Inc (Class B)	38,892
133	*	US Physical Therapy, Inc	2,004

		TOTAL HEALTH SERVICES	1,769,345

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
1,060	*	Broadwind Energy, Inc	8,363
250	*	Comverge, Inc	3,053
566		Granite Construction, Inc	17,512
670		Great Lakes Dredge & Dock Corp	4,677
111	*	LB Foster Co (Class A)	3,394

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

440	*	Matrix Service Co	$4,783
209	*	MYR Group, Inc	4,408
434	*	Orion Marine Group, Inc	8,914
133	*	Sterling Construction Co, Inc	2,382

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	57,486

HOLDING AND OTHER INVESTMENT OFFICES - 3.79%
415		Acadia Realty Trust	6,254
497	*	Affiliated Managers Group, Inc	32,310
79		Agree Realty Corp	1,811
24		Alexander’s, Inc	7,101
476		Alexandria Real Estate Equities, Inc	25,871
3,502		Allied Capital Corp	10,751
1,780		AMB Property Corp	40,851
628		American Campus Communities, Inc	16,862
269		American Capital Agency Corp	7,653
6,862		Annaly Mortgage Management, Inc	124,476
503		Anthracite Capital, Inc	528
1,383		Anworth Mortgage Asset Corp	10,898
1,529		Apartment Investment & Management Co (Class A)	22,553
1,067		Ashford Hospitality Trust, Inc	3,692
167		Associated Estates Realty Corp	1,607
957		AvalonBay Communities, Inc	69,603
1,095		BioMed Realty Trust, Inc	15,111
1,674		Boston Properties, Inc	109,730
1,550		Brandywine Realty Trust	17,112
617		BRE Properties, Inc (Class A)	19,312
806		Camden Property Trust	32,482
137	*	Cape Bancorp, Inc	1,052
472		Capital Lease Funding, Inc	1,902
47		Capital Southwest Corp	3,607
1,156		Capstead Mortgage Corp	16,080
2,293		CBL & Associates Properties, Inc	22,242
400		Cedar Shopping Centers, Inc	2,580
65		Cherokee, Inc	1,558
328		Cogdell Spencer, Inc	1,574
657		Colonial Properties Trust	6,393
691		Corporate Office Properties Trust	25,484
543		Cousins Properties, Inc	4,496
209		Danvers Bancorp, Inc	2,840
2,129		DCT Industrial Trust, Inc	10,879
1,771		Developers Diversified Realty Corp	16,364
1,309		DiamondRock Hospitality Co	10,603
919		Digital Realty Trust, Inc	42,007
1,381		Douglas Emmett, Inc	16,959
2,789		Duke Realty Corp	33,496
142		Dynex Capital, Inc	1,197
305		EastGroup Properties, Inc	11,657
231		Education Realty Trust, Inc	1,370
420		Entertainment Properties Trust	14,339
368		Equity Lifestyle Properties, Inc	15,747
415		Equity One, Inc	6,503
3,309		Equity Residential	101,585
331		Essex Property Trust, Inc	26,341
1,040		Extra Space Storage, Inc	10,972
697		Federal Realty Investment Trust	42,775
1,798		FelCor Lodging Trust, Inc	8,145
1,135		First Industrial Realty Trust, Inc	5,959
328		First Potomac Realty Trust	3,792
665		Franklin Street Properties Corp	8,712
164		Getty Realty Corp	4,025
239		Gladstone Capital Corp	2,134
105		Gladstone Commercial Corp	1,436
511		Glimcher Realty Trust	1,875
574	*	Gramercy Capital Corp	1,395
322	*	Harris & Harris Group, Inc	2,013

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

558		Hatteras Financial Corp	$16,729
3,535		HCP, Inc	101,595
1,438		Health Care REIT, Inc	59,850
716		Healthcare Realty Trust, Inc	15,129
298		Hersha Hospitality Trust	924
856		Highwoods Properties, Inc	26,921
525	*	Hilltop Holdings, Inc	6,437
429		Home Properties, Inc	18,486
1,473		Hospitality Properties Trust	30,005
7,322		Host Marriott Corp	86,180
2,713		HRPT Properties Trust	20,402
843		Inland Real Estate Corp	7,385
678		Investors Real Estate Trust	6,129
41,049		iShares Russell 3000 Index Fund	2,544,627
1,595	*	iStar Financial, Inc	4,849
438		Kilroy Realty Corp	12,150
4,548		Kimco Realty Corp	59,306
715		Kite Realty Group Trust	2,982
644		LaSalle Hotel Properties	12,661
1,044		Lexington Corporate Properties Trust	5,324
1,259		Liberty Property Trust	40,955
249		LTC Properties, Inc	5,986
961		Macerich Co	29,147
947		Mack-Cali Realty Corp	30,617
85		Main Street Capital Corp	1,210
950		Medical Properties Trust, Inc	7,420
3,378		MFA Mortgage Investments, Inc	26,889
339		Mid-America Apartment Communities, Inc	15,299
220		Mission West Properties, Inc	1,481
237		Monmouth Real Estate Investment Corp (Class A)	1,650
520		MVC Capital, Inc	4,566
314		National Health Investors, Inc	9,938
931		National Retail Properties, Inc	19,989
1,205		Nationwide Health Properties, Inc	37,343
835		NorthStar Realty Finance Corp	2,931
1,045		Omega Healthcare Investors, Inc	16,741
259		Parkway Properties, Inc	5,102
759		Pennsylvania Real Estate Investment Trust	5,776
2,160		Plum Creek Timber Co, Inc	66,182
500		Post Properties, Inc	9,000
449		Potlatch Corp	12,774
5,783		Prologis	68,933
519		Prospect Capital Corp	5,558
235		PS Business Parks, Inc	12,060
1,617		Public Storage, Inc	121,662
1,238		RAIT Investment Trust	3,640
201		Ramco-Gershenson Properties	1,793
1,234		Realty Income Corp	31,652
936		Redwood Trust, Inc	14,508
975		Regency Centers Corp	36,124
500		Resource Capital Corp	2,720
173		Saul Centers, Inc	5,553
1,422		Senior Housing Properties Trust	27,174
2,900		Simon Property Group, Inc	201,346
929		SL Green Realty Corp	40,737
249		Sovran Self Storage, Inc	7,577
132	*	SRS Labs, Inc	965
470	*	Starwood Property Trust, Inc	9,518
798	*	Strategic Hotels & Resorts, Inc	2,067
236		Sun Communities, Inc	5,079
879		Sunstone Hotel Investors, Inc	6,241
594		Tanger Factory Outlet Centers, Inc	22,180
694		Taubman Centers, Inc	25,040
1,811		UDR, Inc	28,505
200		Universal Health Realty Income Trust	6,510
213		Urstadt Biddle Properties, Inc (Class A)	3,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,389		U-Store-It Trust	$8,681
1,860		Ventas, Inc	71,610
3,480		Virgin Media, Inc	48,442
56	*	Virtus Investment Partners, Inc	874
1,850		Vornado Realty Trust	119,158
745		WABCO Holdings, Inc	15,645
287		Walter Investment Management Corp	4,598
704		Washington Real Estate Investment Trust	20,275
1,260		Weingarten Realty Investors	25,099
242		Winthrop Realty Trust	2,357

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,464,712

HOTELS AND OTHER LODGING PLACES - 0.31%
320		Ameristar Casinos, Inc	5,050
459	*	Bluegreen Corp	1,400
584		Boyd Gaming Corp	6,383
370		Choice Hotels International, Inc	11,492
424	*	Gaylord Entertainment Co	8,522
1,560	*	Great Wolf Resorts, Inc	5,569
244	*	Isle of Capri Casinos, Inc	2,877
3,944	*	Las Vegas Sands Corp	66,417
200		Marcus Corp	2,558
3,608		Marriott International, Inc (Class A)	99,545
2,829	*	MGM Mirage	34,061
200	*	Monarch Casino & Resort, Inc	2,152
510	*	Morgans Hotel Group Co	2,764
925	*	Orient-Express Hotels Ltd (Class A)	10,647
183	*	Outdoor Channel Holdings, Inc	1,197
2,255		Starwood Hotels & Resorts Worldwide, Inc	74,483
378	*	Vail Resorts, Inc	12,678
2,126		Wyndham Worldwide Corp	34,696
807	*	Wynn Resorts Ltd	57,208

		TOTAL HOTELS AND OTHER LODGING PLACES	439,699

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.73%
302	*	3PAR, Inc	3,331
129		Aaon, Inc	2,590
1,017		Actuant Corp (Class A)	16,333
1,294	*	AGCO Corp	35,753
800	*	Allis-Chalmers Energy, Inc	3,488
296	*	Altra Holdings, Inc	3,312
79		Ampco-Pittsburgh Corp	2,101
16,517		Applied Materials, Inc	221,328
89	*	Argan, Inc	1,196
200	*	Astec Industries, Inc	5,094
722		Black & Decker Corp	33,421
226		Black Box Corp	5,670
463	*	Blount International, Inc	4,385
100	*	Bolt Technology Corp	1,257
547		Briggs & Stratton Corp	10,617
4,603	*	Brocade Communications Systems, Inc	36,180
831	*	Brooks Automation, Inc	6,424
907		Bucyrus International, Inc (Class A)	32,307
741		Carlisle Cos, Inc	25,127
126		Cascade Corp	3,369
7,467		Caterpillar, Inc	383,281
1,000	*	Cirrus Logic, Inc	5,560
242	*	Colfax Corp	2,572
196	*	Columbus McKinnon Corp	2,969
347	*	Cray, Inc	2,891
2,401		Cummins, Inc	107,589
545		Curtiss-Wright Corp	18,601
400	*	Cymer, Inc	15,544
5,234		Deere & Co	224,643
21,258	*	Dell, Inc	324,397
772		Diebold, Inc	25,422

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

944		Donaldson Co, Inc	$32,691
2,200		Dover Corp	85,272
994	*	Dresser-Rand Group, Inc	30,884
352	*	Dril-Quip, Inc	17,473
24,880	*	EMC Corp	423,955
9,322		Emerson Electric Co	373,626
1,000	*	Emulex Corp	10,290
583	*	Ener1, Inc	4,034
507	*	ENGlobal Corp	2,089
215	*	EnPro Industries, Inc	4,915
1,363	*	Entegris, Inc	6,747
1,016	*	Extreme Networks, Inc	2,845
191	*	Flanders Corp	986
413	*	Flow International Corp	1,070
686		Flowserve Corp	67,598
1,493	*	FMC Technologies, Inc	77,994
190	*	Fuel Tech, Inc	2,128
655	*	Gardner Denver, Inc	22,846
194		Gorman-Rupp Co	4,833
771		Graco, Inc	21,488
465		Graham Corp	7,231
140	*	Harbin Electric, Inc	2,363
29,594		Hewlett-Packard Co	1,397,133
60	*	Hurco Cos, Inc	1,025
939		IDEX Corp	26,245
289	*	Immersion Corp	1,237
745	*	Intermec, Inc	10,505
16,338		International Business Machines Corp	1,954,187
3,589		International Game Technology	77,092
278	*	Intevac, Inc	3,736
301	*	Isilon Systems, Inc	1,836
2,198		ITT Industries, Inc	114,626
2,356		Jabil Circuit, Inc	31,594
308		John Bean Technologies Corp	5,596
7,337		Johnson Controls, Inc	187,534
1,360		Joy Global, Inc	66,558
85	*	Kadant, Inc	1,031
428		Kaydon Corp	13,876
1,089		Kennametal, Inc	26,800
631	*	Kulicke & Soffa Industries, Inc	3,805
1,524	*	Lam Research Corp	52,060
560		Lennox International, Inc	20,227
1,041	*	Lexmark International, Inc (Class A)	22,423
136		Lindsay Manufacturing Co	5,356
200		Lufkin Industries, Inc	10,636
1,769		Manitowoc Co, Inc	16,752
171		Met-Pro Corp	1,657
1,000	*	Micros Systems, Inc	30,190
218	*	Middleby Corp	11,992
500		Modine Manufacturing Co	4,635
66		Nacco Industries, Inc (Class A)	3,965
227	*	NATCO Group, Inc (Class A)	10,052
136	*	Natural Gas Services Group, Inc	2,396
572	*	Netezza Corp	6,429
400	*	Netgear, Inc	7,340
407		Nordson Corp	22,829
4,021		Northrop Grumman Corp	208,087
597	*	Oil States International, Inc	20,973
1,415		Pall Corp	45,676
2,021	*	Palm, Inc	35,226
2,732		Pitney Bowes, Inc	67,890
144	*	PMFG, Inc	1,852
1,916	*	Quantum Corp	2,414
301	*	Rackable Systems, Inc	2,020
4,879		Raytheon Co	234,046
262	*	RBC Bearings, Inc	6,112

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

113	*	Rimage Corp	$1,931
659	*	Riverbed Technology, Inc	14,472
310		Robbins & Myers, Inc	7,279
219	*	Safeguard Scientifics, Inc	2,402
2,742	*	SanDisk Corp	59,501
200		Sauer-Danfoss, Inc	1,534
321	*	Scansource, Inc	9,091
774	*	Scientific Games Corp (Class A)	12,252
5,931		Seagate Technology, Inc	90,211
100	*	Semitool, Inc	845
373	*	Sigma Designs, Inc	5,420
608		SPX Corp	37,252
100		Standex International Corp	1,983
329	*	STEC, Inc	9,669
258	*	Super Micro Computer, Inc	2,183
142	*	T-3 Energy Services, Inc	2,797
208	*	Tecumseh Products Co (Class A)	2,357
200		Tennant Co	5,812
2,098	*	Teradata Corp	57,737
1,277	*	Terex Corp	26,472
3,493		Textron, Inc	66,297
1,171		Timken Co	27,437
566		Toro Co	22,510
100		Twin Disc, Inc	1,247
283	*	Ultratech, Inc	3,744
1,562	*	Varian Medical Systems, Inc	65,807
876	*	VeriFone Holdings, Inc	13,920
390		Watsco, Inc	21,025
2,694	*	Western Digital Corp	98,412
728		Woodward Governor Co	17,661
762	*	Zebra Technologies Corp (Class A)	19,759

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,256,780

INSTRUMENTS AND RELATED PRODUCTS - 3.23%
247	*	Abaxis, Inc	6,607
400	*	Abiomed, Inc	3,884
419	*	Accuray, Inc	2,724
766	*	Affymetrix, Inc	6,725
4,140	*	Agilent Technologies, Inc	115,216
700	*	Align Technology, Inc	9,954
3,787		Allergan, Inc	214,949
346	*	Alphatec Holdings, Inc	1,592
848	*	American Medical Systems Holdings, Inc	14,348
157		American Science & Engineering, Inc	10,682
150		Analogic Corp	5,553
200	*	Anaren, Inc	3,400
275	*	Angiodynamics, Inc	3,790
166	*	Argon ST, Inc	3,162
203	*	Aspect Medical Systems, Inc	2,432
18		Atrion Corp	2,599
554	*	ATS Medical, Inc	1,485
166		Badger Meter, Inc	6,423
1,232		Bard (C.R.), Inc	96,848
7,504		Baxter International, Inc	427,802
877		Beckman Coulter, Inc	60,460
3,012		Becton Dickinson & Co	210,086
232	*	Bio-Rad Laboratories, Inc (Class A)	21,316
18,240	*	Boston Scientific Corp	193,161
201	*	Bovie Medical Corp	1,578
692	*	Bruker BioSciences Corp	7,384
146	*	Cantel Medical Corp	2,199
223	*	Cardiac Science Corp	892
291	*	CardioNet, Inc	1,956
2,135	*	CareFusion Corp	46,543
609	*	Cepheid, Inc	8,051
370	*	Clarient, Inc	1,558

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

271	*	Coherent, Inc	$6,320
200		Cohu, Inc	2,712
450	*	Conmed Corp	8,627
546		Cooper Cos, Inc	16,233
158	*	Cutera, Inc	1,367
327	*	Cyberonics, Inc	5,212
85	*	Cynosure, Inc (Class A)	990
3,209		Danaher Corp	216,029
273	*	Delcath Systems, Inc	1,340
1,822		Dentsply International, Inc	62,932
567	*	Depomed, Inc	2,478
549	*	DexCom, Inc	4,354
269	*	Dionex Corp	17,477
82	*	DXP Enterprises, Inc	914
3,150		Eastman Kodak Co	15,057
208	*	Electro-Optical Sciences, Inc	1,993
536	*	Endologix, Inc	3,318
317	*	ESCO Technologies, Inc	12,490
333	*	Esterline Technologies Corp	13,057
801	*	ev3, Inc	9,860
78	*	Exactech, Inc	1,228
163	*	FARO Technologies, Inc	2,800
451	*	FEI Co	11,117
399	*	FGX International Holdings Ltd	5,566
1,836	*	Flir Systems, Inc	51,353
593	*	Formfactor, Inc	14,185
565	*	Fossil, Inc	16,074
1,434		Garmin Ltd	54,119
360	*	Haemonetics Corp	20,203
259	*	Hanger Orthopedic Group, Inc	3,592
302	*	Harvard Bioscience, Inc	1,145
153	*	Herley Industries, Inc	1,997
968		Hillenbrand, Inc	19,718
3,134	*	Hologic, Inc	51,210
154	*	ICU Medical, Inc	5,676
193	*	I-Flow Corp	2,198
276	*	II-VI, Inc	7,021
1,594	*	Illumina, Inc	67,745
205	*	Insulet Corp	2,302
289	*	Integra LifeSciences Holdings Corp	9,869
488	*	Intuitive Surgical, Inc	127,978
316		Invacare Corp	7,040
900	*	ION Geophysical Corp	3,168
205	*	IRIS International, Inc	2,317
394	*	ISTA Pharmaceuticals, Inc	1,757
477	*	Itron, Inc	30,595
345	*	Ixia	2,367
66	*	Kensey Nash Corp	1,911
2,049		Kla-Tencor Corp	73,477
800	*	Kopin Corp	3,840
27	*	K-Tron International, Inc	2,571
172	*	KVH Industries, Inc	1,718
908	*	L-1 Identity Solutions, Inc	6,347
138	*	LaBarge, Inc	1,553
161	*	MAKO Surgical Corp	1,410
611	*	Masimo Corp	16,008
114	*	Measurement Specialties, Inc	1,164
147	*	Medical Action Industries, Inc	1,774
13,866		Medtronic, Inc	510,268
310	*	Merit Medical Systems, Inc	5,372
414	*	Mettler-Toledo International, Inc	37,504
167	*	Micrus Endovascular Corp	2,163
681	*	Millipore Corp	47,895
352		Mine Safety Appliances Co	9,684
550	*	MKS Instruments, Inc	10,610
200		Movado Group, Inc	2,906

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

221		MTS Systems Corp	$6,455
650		National Instruments Corp	17,960
316	*	Natus Medical, Inc	4,876
167	*	Neogen Corp	5,392
407	*	Newport Corp	3,565
440	*	NuVasive, Inc	18,374
222	*	NxStage Medical, Inc	1,485
181	*	Orthofix International NV	5,320
720	*	Orthovita, Inc	3,161
42	*	OYO Geospace Corp	1,085
200	*	Palomar Medical Technologies, Inc	3,242
1,408		PerkinElmer, Inc	27,090
910	*	Resmed, Inc	41,132
119	*	Rochester Medical Corp	1,433
1,711		Rockwell Automation, Inc	72,889
1,912		Rockwell Collins, Inc	97,130
176	*	Rockwell Medical Technologies, Inc	1,369
324	*	Rofin-Sinar Technologies, Inc	7,439
1,157		Roper Industries, Inc	58,984
351	*	Rudolph Technologies, Inc	2,597
182	*	Sirona Dental Systems, Inc	5,415
142	*	Somanetics Corp	2,289
207	*	SonoSite, Inc	5,477
330	*	Spectranetics Corp	2,115
4,316	*	St. Jude Medical, Inc	168,367
650	*	Star Scientific, Inc	605
300	*	Stereotaxis, Inc	1,338
774		STERIS Corp	23,568
4,206		Stryker Corp	191,079
376	*	Symmetry Medical, Inc	3,899
146	*	Synovis Life Technologies, Inc	2,015
498		Techne Corp	31,150
433	*	Teledyne Technologies, Inc	15,584
2,014	*	Teradyne, Inc	18,630
5,187	*	Thermo Electron Corp	226,515
682	*	Thoratec Corp	20,644
144	*	Trans1, Inc	693
1,441	*	Trimble Navigation Ltd	34,454
37		Utah Medical Products, Inc	1,085
379	*	Varian, Inc	19,352
200	*	Vascular Solutions, Inc	1,654
362	*	Veeco Instruments, Inc	8,442
200	*	Vital Images, Inc	2,504
842	*	Vivus, Inc	8,799
541	*	Volcano Corp	9,100
1,182	*	Waters Corp	66,027
456	*	Wright Medical Group, Inc	8,144
10,439		Xerox Corp	80,798
68		Young Innovations, Inc	1,789
2,631	*	Zimmer Holdings, Inc	140,627
255	*	Zoll Medical Corp	5,488
198	*	Zygo Corp	1,342

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,650,600

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
3,488		AON Corp	141,927
1,302		Arthur J. Gallagher & Co	31,730
1,536		Brown & Brown, Inc	29,430
245	*	Crawford & Co (Class B)	1,080
3,956		Hartford Financial Services Group, Inc	104,834
212		Life Partners Holdings, Inc	3,795
6,518		Marsh & McLennan Cos, Inc	161,190
667	*	National Financial Partners Corp	5,816
95		White Mountains Insurance Group Ltd	29,166

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	508,968

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.37%
5,397		Aetna, Inc	$150,199
5,792		Aflac, Inc	247,550
62	*	Alleghany Corp	16,061
599		Allied World Assurance Holdings Ltd	28,710
6,478		Allstate Corp	198,356
3,286		Ambac Financial Group, Inc	5,520
629		American Equity Investment Life Holding Co	4,416
1,036		American Financial Group, Inc	26,418
1,598		American International Group, Inc	70,488
185		American National Insurance Co	15,762
173		American Physicians Capital, Inc	4,984
75		American Physicians Service Group, Inc	1,728
118	*	American Safety Insurance Holdings Ltd	1,864
861	*	AMERIGROUP Corp	19,088
202	*	Amerisafe, Inc	3,485
398		Amtrust Financial Services, Inc	4,541
683	*	Arch Capital Group Ltd	46,130
374	*	Argo Group International Holdings Ltd	12,596
961		Aspen Insurance Holdings Ltd	25,438
1,422		Assurant, Inc	45,589
1,262		Assured Guaranty Ltd	24,508
1,691		Axis Capital Holdings Ltd	51,034
125		Baldwin & Lyons, Inc (Class B)	2,931
442	*	Catalyst Health Solutions, Inc	12,884
522	*	Centene Corp	9,887
4,370		Chubb Corp	220,292
3,324		Cigna Corp	93,371
1,745		Cincinnati Financial Corp	45,353
387	*	Citizens, Inc (Class A)	2,454
303		CNA Financial Corp	7,314
198	*	CNA Surety Corp	3,208
2,474	*	Conseco, Inc	13,013
476		Delphi Financial Group, Inc (Class A)	10,772
143		Donegal Group, Inc (Class A)	2,208
99		Eastern Insurance Holdings, Inc	943
60		EMC Insurance Group, Inc	1,268
620		Employers Holdings, Inc	9,598
597		Endurance Specialty Holdings Ltd	21,773
76	*	Enstar Group Ltd	4,733
363		Erie Indemnity Co (Class A)	13,598
813		Everest Re Group Ltd	71,300
155		FBL Financial Group, Inc (Class A)	3,012
2,808		Fidelity National Title Group, Inc (Class A)	42,345
180	*	First Acceptance Corp	486
1,057		First American Corp	34,215
136		First Mercury Financial Corp	1,812
472		Flagstone Reinsurance Holdings Ltd	5,324
210	*	Fpic Insurance Group, Inc	7,046
5,721		Genworth Financial, Inc (Class A)	68,366
327	*	Greenlight Capital Re Ltd (Class A)	6,148
600		Hanover Insurance Group, Inc	24,798
168		Harleysville Group, Inc	5,317
1,378		HCC Insurance Holdings, Inc	37,688
1,227	*	Health Net, Inc	18,896
627	*	Healthspring, Inc	7,681
467		Horace Mann Educators Corp	6,524
2,014	*	Humana, Inc	75,122
205		Infinity Property & Casualty Corp	8,708
77		Kansas City Life Insurance Co	2,398
2,240	*	Leucadia National Corp	55,373
3,641		Lincoln National Corp	94,338
3,883		Loews Corp	132,993
553		Maiden Holdings Ltd	4,020
116	*	Markel Corp	38,259
576		Max Re Capital Ltd	12,309

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,717	*	MBIA, Inc	$13,324
694		Meadowbrook Insurance Group, Inc	5,136
65		Mercer Insurance Group, Inc	1,175
303		Mercury General Corp	10,963
7,136		Metlife, Inc	271,667
478	*	Metropolitan Health Networks, Inc	1,042
1,766	*	MGIC Investment Corp	13,086
159	*	Molina Healthcare, Inc	3,290
1,041		Montpelier Re Holdings Ltd	16,989
173		National Interstate Corp	3,028
27		National Western Life Insurance Co (Class A)	4,751
149	*	Navigators Group, Inc	8,195
65		NYMAGIC, Inc	1,122
206		Odyssey Re Holdings Corp	13,351
2,692		Old Republic International Corp	32,789
313		OneBeacon Insurance Group Ltd (Class A)	4,301
764		PartnerRe Ltd	58,782
2,511		Phoenix Cos, Inc	8,161
654		Platinum Underwriters Holdings Ltd	23,439
400	*	PMA Capital Corp (Class A)	2,276
973		PMI Group, Inc	4,135
200		Presidential Life Corp	2,072
499	*	Primus Guaranty Ltd	2,131
3,954		Principal Financial Group	108,300
400	*	ProAssurance Corp	20,876
8,466		Progressive Corp	140,366
1,036		Protective Life Corp	22,191
5,716		Prudential Financial, Inc	285,285
1,015		Radian Group, Inc	10,739
838		Reinsurance Group of America, Inc (Class A)	37,375
835		RenaissanceRe Holdings Ltd	45,725
224		RLI Corp	11,823
200		Safety Insurance Group, Inc	6,584
257	*	SeaBright Insurance Holdings, Inc	2,935
656		Selective Insurance Group, Inc	10,319
628		Stancorp Financial Group, Inc	25,352
200		State Auto Financial Corp	3,586
200		Stewart Information Services Corp	2,474
1,044		Torchmark Corp	45,341
503		Tower Group, Inc	12,268
334		Transatlantic Holdings, Inc	16,757
7,240		Travelers Cos, Inc	356,424
246	*	Triple-S Management Corp (Class B)	4,125
515	*	United America Indemnity Ltd (Class A)	3,806
234		United Fire & Casualty Co	4,189
14,735		UnitedHealth Group, Inc	368,963
500		Unitrin, Inc	9,745
417	*	Universal American Financial Corp	3,928
3,998		UnumProvident Corp	85,717
1,109		Validus Holdings Ltd	28,612
1,629		W.R. Berkley Corp	41,181
481	*	WellCare Health Plans, Inc	11,857
6,001	*	WellPoint, Inc	284,206
15		Wesco Financial Corp	4,883
4,131		XL Capital Ltd (Class A)	72,127
448		Zenith National Insurance Corp	13,843

		TOTAL INSURANCE CARRIERS	4,851,650

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
160	*	China Fire & Security Group, Inc	3,072
1,411	*	Corrections Corp of America	31,960
620	*	Geo Group, Inc	12,505

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	47,537

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

LEATHER AND LEATHER PRODUCTS - 0.13%
3,833		Coach, Inc	$126,183
1,770	*	CROCS, Inc	11,771
349	*	Genesco, Inc	8,400
973	*	Iconix Brand Group, Inc	12,133
187	*	Steven Madden Ltd	6,883
558	*	Timberland Co (Class A)	7,767
60		Weyco Group, Inc	1,374
600		Wolverine World Wide, Inc	14,904

		TOTAL LEATHER AND LEATHER PRODUCTS	189,415

LEGAL SERVICES - 0.02%
621	*	FTI Consulting, Inc	26,461
154	*	Pre-Paid Legal Services, Inc	7,823

		TOTAL LEGAL SERVICES	34,284

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	*	Emergency Medical Services Corp (Class A)	4,697

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	4,697

LUMBER AND WOOD PRODUCTS - 0.02%
125		American Woodmark Corp	2,418
127		Deltic Timber Corp	5,813
1,157	*	Louisiana-Pacific Corp	7,717
100		Skyline Corp	2,256
233		Universal Forest Products, Inc	9,194

		TOTAL LUMBER AND WOOD PRODUCTS	27,398

METAL MINING - 0.57%
594	*	Allied Nevada Gold Corp	5,815
1,584		Cleveland-Cliffs, Inc	51,258
1,061	*	Coeur d’Alene Mines Corp	21,751
5,071		Freeport-McMoRan Copper & Gold, Inc (Class B)	347,922
2,842	*	Hecla Mining Co	12,476
5,761		Newmont Mining Corp	253,599
801	*	Paramount Gold and Silver Corp	1,097
1,308	*	Patriot Coal Corp	15,382
607	*	Rosetta Resources, Inc	8,917
556		Royal Gold, Inc	25,354
690	*	ShengdaTech, Inc	4,388
2,136		Southern Copper Corp	65,554
656	*	Stillwater Mining Co	4,408
2,750	*	Uranerz Energy Corp	6,298
966	*	US Gold Corp	2,792

		TOTAL METAL MINING	827,011

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
213		Armstrong World Industries, Inc	7,340
75		Blyth, Inc	2,905
806		Callaway Golf Co	6,134
423		Daktronics, Inc	3,625
1,469		Hasbro, Inc	40,764
498	*	Intrepid Potash, Inc	11,748
311	*	Jakks Pacific, Inc	4,454
1,061		Jarden Corp	29,782
256	*	Leapfrog Enterprises, Inc	1,052
4,278		Mattel, Inc	78,971
63		Oil-Dri Corp of America	914
191	*	RC2 Corp	2,722
646	*	Shuffle Master, Inc	6,085
100	*	Steinway Musical Instruments, Inc	1,187

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	197,683

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 1.54%
198	*	1-800-FLOWERS.COM, Inc (Class A)	$683
241	*	ALLION HEALTHCARE,Inc	1,410
4,057	*	Amazon.com, Inc	378,762
409		Barnes & Noble, Inc	9,088
334		Big 5 Sporting Goods Corp	5,043
158	*	Blue Nile, Inc	9,815
792	*	Borders Group, Inc	2,463
200	*	Build-A-Bear Workshop, Inc	974
535	*	Cabela’s, Inc	7,137
400		Cash America International, Inc	12,064
700	*	CKX, Inc	4,697
657	*	Coldwater Creek, Inc	5,387
18,034		CVS Corp	644,534
1,038	*	Dick’s Sporting Goods, Inc	23,251
1,067	*	Dollar Tree, Inc	51,942
969	*	Drugstore.Com	2,355
545	*	Ezcorp, Inc (Class A)	7,445
307	*	Fuqi International, Inc	8,989
324	*	GSI Commerce, Inc	6,256
373	*	Hibbett Sports, Inc	6,800
475	*	HSN, Inc	7,733
317	*	Jo-Ann Stores, Inc	8,505
145	*	Kirkland’s, Inc	2,066
593	*	Marvel Entertainment, Inc	29,425
497		MSC Industrial Direct Co (Class A)	21,659
473		Nutri/System, Inc	7,218
3,305	*	Office Depot, Inc	21,879
1,219	*	OfficeMax, Inc	15,335
176	*	Overstock.com, Inc	2,582
1,486		Petsmart, Inc	32,321
538	*	Priceline.com, Inc	89,211
145		Pricesmart, Inc	2,719
7,015	*	Rite Aid Corp	11,505
254	*	Shutterfly, Inc	4,224
1,056		Signet Jewelers Ltd	27,804
192	*	Stamps.com, Inc	1,776
8,825		Staples, Inc	204,917
220		Systemax, Inc	2,669
1,496		Tiffany & Co	57,641
12,295		Walgreen Co	460,693
362		World Fuel Services Corp	17,401
490	*	Zale Corp	3,504
155	*	Zumiez, Inc	2,544

		TOTAL MISCELLANEOUS RETAIL	2,224,426

MOTION PICTURES - 0.69%
159	*	Ascent Media Corp (Series A)	4,070
424	*	Avid Technology, Inc	5,974
136	*	Carmike Cinemas, Inc	1,375
363		Cinemark Holdings, Inc	3,761
3,393	*	Discovery Communications, Inc (Class C)	88,320
876	*	DreamWorks Animation SKG, Inc (Class A)	31,159
171	*	Gaiam, Inc (Class A)	1,194
1,285	*	Macrovision Solutions Corp	43,176
460		National CineMedia, Inc	7,806
28,260		News Corp (Class A)	338,837
912		Regal Entertainment Group (Class A)	11,236
114	*	Rentrak Corp	2,036
14,832		Time Warner, Inc	426,866
1,772	*	tw telecom inc (Class A)	23,833

		TOTAL MOTION PICTURES	989,643

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.72%
700		Advance America Cash Advance Centers, Inc	$3,920
3,771		American Capital Ltd	12,180
12,581		American Express Co	426,495
1,135	*	AmeriCredit Corp	17,922
2,178		Apollo Investment Corp	20,800
1,181		Ares Capital Corp	13,015
400	*	Boise, Inc	2,112
5,607		Capital One Financial Corp	200,337
3,675		CapitalSource, Inc	15,950
8,107		Chimera Investment Corp	30,969
4,718		CIT Group, Inc	5,709
218	*	CompuCredit Corp	1,027
103	*	Credit Acceptance Corp	3,316
6,401		Discover Financial Services	103,887
161	*	Encore Capital Group, Inc	2,165
274		Financial Federal Corp	6,762
250	*	First Cash Financial Services, Inc	4,283
641	*	First Marblehead Corp	1,410
252		Gladstone Investment Corp	1,222
2,290		GLG Partners, Inc	9,229
954	*	Heckmann Corp	4,369
426		Hercules Technology Growth Capital, Inc	4,183
276	*	Information Services Group, Inc	1,101
187		Kohlberg Capital Corp	1,128
1,154		Lender Processing Services, Inc	44,048
778	*	MCG Capital Corp	3,260
175		Medallion Financial Corp	1,463
289	*	Mercadolibre, Inc	11,115
200	*	Nelnet, Inc (Class A)	2,488
300		NGP Capital Resources Co	2,178
468	*	Ocwen Financial Corp	5,298
216		PennantPark Investment Corp	1,752
639	*	PHH Corp	12,678
5,641	*	SLM Corp	49,190
42		Student Loan Corp	1,949
330		TICC Capital Corp	1,663
63	*	Tree.com, Inc	476
90		Triangle Capital Corp	1,111
199	*	World Acceptance Corp	5,017

		TOTAL NONDEPOSITORY INSTITUTIONS	1,037,177

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
292		AMCOL International Corp	6,684
494		Compass Minerals International, Inc	30,440
1,260	*	General Moly, Inc	3,969
1,507		Vulcan Materials Co	81,484

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	122,577

OIL AND GAS EXTRACTION - 4.55%
6,153		Anadarko Petroleum Corp	385,977
4,156		Apache Corp	381,644
280		APCO Argentina, Inc	6,418
104	*	Approach Resources, Inc	944
463	*	Arena Resources, Inc	16,437
508		Atlas America, Inc	13,752
643	*	ATP Oil & Gas Corp	11,503
675	*	Atwood Oceanics, Inc	23,807
3,594		Baker Hughes, Inc	153,320
448	*	Basic Energy Services, Inc	3,804
487		Berry Petroleum Co (Class A)	13,042
463	*	Bill Barrett Corp	15,182
3,510		BJ Services Co	68,199
979	*	Boots & Coots, Inc	1,576

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,009	*	Brigham Exploration Co	$9,162
610	*	Bronco Drilling Co, Inc	3,996
1,249		Cabot Oil & Gas Corp	44,652
630	*	Cal Dive International, Inc	6,231
2,628	*	Cameron International Corp	99,391
312	*	Carrizo Oil & Gas, Inc	7,641
599	*	Cheniere Energy, Inc	1,755
7,765		Chesapeake Energy Corp	220,526
1,008		Cimarex Energy Co	43,667
90	*	Clayton Williams Energy, Inc	2,711
473	*	CNX Gas Corp	14,521
703	*	Complete Production Services, Inc	7,944
599	*	Comstock Resources, Inc	24,008
880	*	Concho Resources, Inc	31,962
145	*	Contango Oil & Gas Co	7,404
340	*	Continental Resources, Inc	13,318
80	*	Dawson Geophysical Co	2,190
3,577	*	Delta Petroleum Corp	6,260
3,041	*	Denbury Resources, Inc	46,010
5,441		Devon Energy Corp	366,342
893		Diamond Offshore Drilling, Inc	85,299
638	*	Encore Acquisition Co	23,861
1,293	*	Endeavour International Corp	1,565
404	*	Energy Recovery, Inc	2,351
1,793		ENSCO International, Inc	76,274
3,092		EOG Resources, Inc	258,213
1,581		Equitable Resources, Inc	67,351
1,767	*	EXCO Resources, Inc	33,025
747	*	Exterran Holdings, Inc	17,734
1,348	*	Forest Oil Corp	26,380
386	*	FX Energy, Inc	1,247
310	*	Geokinetics, Inc	6,572
60	*	Georesources, Inc	663
1,315	*	Global Industries Ltd	12,493
267	*	GMX Resources, Inc	4,195
321	*	Goodrich Petroleum Corp	8,285
520	*	Gulfport Energy Corp	4,545
11,142		Halliburton Co	302,170
318	*	Harvest Natural Resources, Inc	1,631
1,183	*	Helix Energy Solutions Group, Inc	17,721
1,235		Helmerich & Payne, Inc	48,820
1,501	*	Hercules Offshore, Inc	7,370
13	*	Isramco, Inc	1,698
107		Kayne Anderson Energy Development Co	1,416
1,423	*	Key Energy Services, Inc	12,380
1,087	*	Mariner Energy, Inc	15,414
974	*	McMoRan Exploration Co	7,354
3,362	*	Nabors Industries Ltd	70,266
5,199	*	National Oilwell Varco, Inc	224,233
1,602	*	Newfield Exploration Co	68,181
1,000	*	Newpark Resources, Inc	3,210
2,144		Noble Energy, Inc	141,418
226	*	Northern Oil And Gas, Inc	1,898
10,037		Occidental Petroleum Corp	786,900
641	*	Oceaneering International, Inc	36,377
2,675	*	Oilsands Quest, Inc	3,023
85		Panhandle Oil and Gas, Inc (Class A)	1,816
522	*	Parallel Petroleum Corp	1,655
1,200	*	Parker Drilling Co	6,552
1,800		Patterson-UTI Energy, Inc	27,180
551		Penn Virginia Corp	12,623
3,628	*	PetroHawk Energy Corp	87,834
165	*	Petroleum Development Corp	3,079
435	*	Petroquest Energy, Inc	2,823

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

568	*	Pioneer Drilling Co	$4,169
1,522		Pioneer Natural Resources Co	55,233
1,680	*	Plains Exploration & Production Co	46,469
2,036	*	Pride International, Inc	61,976
1,420	*	Quicksilver Resources, Inc	20,150
1,890		Range Resources Corp	93,290
188	*	Rex Energy Corp	1,570
1,317		Rowan Cos, Inc	30,383
337		RPC, Inc	3,532
14,806		Schlumberger Ltd	882,437
324	*	SEACOR Holdings, Inc	26,448
135	*	Seahawk Drilling, Inc	4,197
2,646		Smith International, Inc	75,940
4,290	*	Southwestern Energy Co	183,097
754		St. Mary Land & Exploration Co	24,475
703	*	Stone Energy Corp	11,466
1,233	*	Sulphco, Inc	1,689
943	*	Superior Energy Services	21,236
174	*	Superior Well Services, Inc	1,684
327	*	Swift Energy Co	7,743
787	*	Syntroleum Corp	2,125
810	*	Tetra Technologies, Inc	7,849
617		Tidewater, Inc	29,055
248		Toreador Resources Corp	2,478
300	*	Union Drilling, Inc	2,292
520	*	Unit Corp	21,450
621		Vaalco Energy, Inc	2,857
231	*	Venoco, Inc	2,659
414		W&T Offshore, Inc	4,848
580	*	Warren Resources, Inc	1,717
634	*	Whiting Petroleum Corp	36,506
442	*	Willbros Group, Inc	6,732
7,195		XTO Energy, Inc	297,296
143	*	Zion Oil & Gas, Inc	1,396

		TOTAL OIL AND GAS EXTRACTION	6,556,835

PAPER AND ALLIED PRODUCTS - 0.48%
1,429		Bemis Co	37,025
600	*	Buckeye Technologies, Inc	6,438
676	*	Cenveo, Inc	4,678
460	*	Domtar Corporation	16,201
553		Glatfelter	6,348
1,659	*	Graphic Packaging Holding Co	3,832
378		Greif, Inc (Class A)	20,809
5,413		International Paper Co	120,331
257	*	Kapstone Paper and Packaging Corp	2,092
5,142		Kimberly-Clark Corp	303,275
1,977		MeadWestvaco Corp	44,107
162		Neenah Paper, Inc	1,907
56	*	Orchids Paper Products Co	1,120
1,183		Packaging Corp of America	24,133
462		Rock-Tenn Co (Class A)	21,765
185		Schweitzer-Mauduit International, Inc	10,057
1,203		Sonoco Products Co	33,131
1,260		Temple-Inland, Inc	20,689
784		Wausau Paper Corp	7,840

		TOTAL PAPER AND ALLIED PRODUCTS	685,778

PERSONAL SERVICES - 0.15%
1,502		Cintas Corp	45,526
364	*	Coinstar, Inc	12,005
58		CPI Corp	723
387		G & K Services, Inc (Class A)	8,576
4,422		H&R Block, Inc	81,275

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300		Jackson Hewitt Tax Service, Inc	$1,530
140	*	Mac-Gray Corp	1,509
542		Regis Corp	8,401
1,125	*	Sally Beauty Holdings, Inc	7,999
2,964		Service Corp International	20,778
185	*	Steiner Leisure Ltd	6,616
155		Unifirst Corp	6,890
448		Weight Watchers International, Inc	12,293

		TOTAL PERSONAL SERVICES	214,121

PETROLEUM AND COAL PRODUCTS - 5.33%
142		Alon USA Energy, Inc	1,410
895		Ashland, Inc	38,682
24,796		Chevron Corp	1,746,382
18,339		ConocoPhillips	828,189
220	*	CVR Energy, Inc	2,737
69		Delek US Holdings, Inc	591
60,344		Exxon Mobil Corp	4,140,201
1,200		Frontier Oil Corp	16,704
2,720	*	Gran Tierra Energy, Inc	11,315
1,744	*	Headwaters, Inc	6,749
3,606		Hess Corp	192,777
524		Holly Corp	13,425
8,775		Marathon Oil Corp	279,923
2,396		Murphy Oil Corp	137,938
116		Quaker Chemical Corp	2,544
1,504	*	SandRidge Energy, Inc	19,492
1,429		Sunoco, Inc	40,655
1,671		Tesoro Corp	25,032
7,087		Valero Energy Corp	137,417
652		Walter Industries, Inc	39,159
174		WD-40 Co	4,942
283	*	Western Refining, Inc	1,825

		TOTAL PETROLEUM AND COAL PRODUCTS	7,688,089

PIPELINES, EXCEPT NATURAL GAS - 0.11%
8,079		Spectra Energy Corp	153,016

		TOTAL PIPELINES, EXCEPT NATURAL GAS	153,016

PRIMARY METAL INDUSTRIES - 0.87%
1,349		AK Steel Holding Corp	26,616
12,151		Alcoa, Inc	159,421
1,183		Allegheny Technologies, Inc	41,393
565		Belden CDT, Inc	13,052
300	*	Brush Engineered Materials, Inc	7,338
574		Carpenter Technology Corp	13,426
742	*	Century Aluminum Co	6,938
1,194	*	CommScope, Inc	35,736
19,291		Corning, Inc	295,345
255		Encore Wire Corp	5,697
161	*	Fushi Copperweld, Inc	1,362
640	*	General Cable Corp	25,056
388	*	General Steel Holdings, Inc	1,509
660		Gibraltar Industries, Inc	8,758
128	*	Haynes International, Inc	4,073
716	*	Horsehead Holding Corp	8,392
682		Hubbell, Inc (Class B)	28,644
367		Matthews International Corp (Class A)	12,984
802	*	Metalico, Inc	3,344
447		Mueller Industries, Inc	10,670
96	*	Northwest Pipe Co	3,219
3,789		Nucor Corp	178,121
89		Olympic Steel, Inc	2,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,732		Precision Castparts Corp	$176,439
240	*	RTI International Metals, Inc	5,978
246		Schnitzer Steel Industries, Inc (Class A)	13,100
2,595		Steel Dynamics, Inc	39,807
100	*	Sutor Technology Group Ltd	316
298		Texas Industries, Inc	12,513
973		Titanium Metals Corp	9,331
314		Tredegar Corp	4,553
1,738		United States Steel Corp	77,115
72	*	Universal Stainless & Alloy	1,314
2,101	*	Uranium Energy Corp	6,198
735		Worthington Industries, Inc	10,217

		TOTAL PRIMARY METAL INDUSTRIES	1,250,528

PRINTING AND PUBLISHING - 0.29%
684	*	ACCO Brands Corp	4,938
600		American Greetings Corp (Class A)	13,380
946		Belo (A.H.) Corp (Class A)	5,118
310		Bowne & Co, Inc	2,387
333	*	China Information Security Technology, Inc	1,845
100	*	Consolidated Graphics, Inc	2,495
73		Courier Corp	1,106
46		CSS Industries, Inc	909
365	*	Dolan Media Co	4,376
653		Dun & Bradstreet Corp	49,184
269		Ennis, Inc	4,339
354		EW Scripps Co (Class A)	2,655
2,605		Gannett Co, Inc	32,589
700		Harte-Hanks, Inc	9,681
501		John Wiley & Sons, Inc (Class A)	17,425
474		Journal Communications, Inc (Class A)	1,744
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,496
3,798		McGraw-Hill Cos, Inc	95,482
426		Meredith Corp	12,754
1,209	*	MSCI, Inc (Class A)	35,811
105		Multi-Color Corp	1,620
1,565		New York Times Co (Class A)	12,708
100	*	Playboy Enterprises, Inc (Class B)	302
485		Primedia, Inc	1,222
2,448		R.R. Donnelley & Sons Co	52,044
100		Schawk, Inc (Class A)	1,167
312		Scholastic Corp	7,594
235		Standard Register Co	1,382
554	*	Valassis Communications, Inc	9,906
76		Washington Post Co (Class B)	35,574

		TOTAL PRINTING AND PUBLISHING	423,233

RAILROAD TRANSPORTATION - 0.74%
3,263		Burlington Northern Santa Fe Corp	260,485
4,865		CSX Corp	203,649
369	*	Genesee & Wyoming, Inc (Class A)	11,188
1,158	*	Kansas City Southern Industries, Inc	30,675
4,551		Norfolk Southern Corp	196,194
6,247		Union Pacific Corp	364,513

		TOTAL RAILROAD TRANSPORTATION	1,066,704

REAL ESTATE - 0.09%
2,690	*	CB Richard Ellis Group, Inc (Class A)	31,580
316	*	China Housing & Land Development, Inc	1,217
59		Consolidated-Tomoka Land Co	2,260
390		DuPont Fabros Technology, Inc	5,199
1,322		Forest City Enterprises, Inc (Class A)	17,675
498	*	Forestar Real Estate Group, Inc	8,556

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

538		Jones Lang LaSalle, Inc	$25,484
297	*	LoopNet, Inc	2,685
214	*	Reading International, Inc	880
1,116	*	St. Joe Co	32,497
1,142		Stewart Enterprises, Inc (Class A)	5,973

		TOTAL REAL ESTATE	134,006

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
353		A. Schulman, Inc	7,035
78	*	AEP Industries, Inc	3,112
700		Cooper Tire & Rubber Co	12,306
158	*	Deckers Outdoor Corp	13,406
2,887	*	Goodyear Tire & Rubber Co	49,166
652	*	Metabolix, Inc	6,703
3,303		Newell Rubbermaid, Inc	51,824
1,913		Sealed Air Corp	37,552
377	*	Skechers U.S.A., Inc (Class A)	6,462
267		Spartech Corp	2,876
512		Titan International, Inc	4,557
122	*	Trex Co, Inc	2,220
737		Tupperware Corp	29,421
397		West Pharmaceutical Services, Inc	16,122

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	242,762

SECURITY AND COMMODITY BROKERS - 2.52%
3,076		Ameriprise Financial, Inc	111,751
238		BlackRock, Inc	51,603
426	*	Broadpoint Securities Group, Inc	3,553
1,693		Broadridge Financial Solutions, Inc	34,029
200		Calamos Asset Management, Inc (Class A)	2,612
11,796		Charles Schwab Corp	225,893
829		CME Group, Inc	255,490
207		Cohen & Steers, Inc	4,968
22		Diamond Hill Investment Group, Inc	1,275
198		Duff & Phelps Corp	3,794
18,025	*	E*Trade Financial Corp	31,544
1,406		Eaton Vance Corp	39,354
160		Epoch Holding Corp	1,400
95		Evercore Partners, Inc (Class A)	2,776
300	*	FBR Capital Markets Corp	1,779
259	*	FCStone Group, Inc	1,248
1,065		Federated Investors, Inc (Class B)	28,084
236		Fifth Street Finance Corp	2,579
1,868		Franklin Resources, Inc	187,921
69		GAMCO Investors, Inc (Class A)	3,153
704		GFI Group, Inc	5,090
6,208		Goldman Sachs Group, Inc	1,144,444
318		Greenhill & Co, Inc	28,486
441	*	Interactive Brokers Group, Inc (Class A)	8,763
884	*	IntercontinentalExchange, Inc	85,916
5,225		Invesco Ltd	118,921
524	*	Investment Technology Group, Inc	14,630
2,452		Janus Capital Group, Inc	34,769
1,431	*	Jefferies Group, Inc	38,966
173		JMP Group, Inc	1,671
422	*	KBW, Inc	13,597
1,234	*	Knight Capital Group, Inc (Class A)	26,840
600	*	LaBranche & Co, Inc	2,040
935		Lazard Ltd (Class A)	38,625
1,997		Legg Mason, Inc	61,967
383	*	MarketAxess Holdings, Inc	4,615
1,354	*	MF Global Ltd	9,844
16,777		Morgan Stanley	518,073
235	*	Morningstar, Inc	11,412

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,637	*	Nasdaq Stock Market, Inc	$34,459
3,159		NYSE Euronext	91,264
116		Oppenheimer Holdings, Inc	2,825
480		optionsXpress Holdings, Inc	8,294
300	*	Penson Worldwide, Inc	2,922
236	*	Piper Jaffray Cos	11,262
90	*	Pzena Investment Management, Inc (Class A)	735
1,150		Raymond James Financial, Inc	26,772
209		Sanders Morris Harris Group, Inc	1,235
1,583		SEI Investments Co	31,153
330	*	Stifel Financial Corp	18,117
289		SWS Group, Inc	4,162
3,134		T Rowe Price Group, Inc	143,224
3,297	*	TD Ameritrade Holding Corp	64,687
1	m	Teton Advisors, Inc	—
200	*	Thomas Weisel Partners Group, Inc	1,068
126		US Global Investors, Inc (Class A)	1,554
1,037		Waddell & Reed Financial, Inc (Class A)	29,503
61		Westwood Holdings Group, Inc	2,117

		TOTAL SECURITY AND COMMODITY BROKERS	3,638,828

SOCIAL SERVICES - 0.00%**
236	*	Capital Senior Living Corp	1,440
97	*	Providence Service Corp	1,131
319	*	Res-Care, Inc	4,533

		TOTAL SOCIAL SERVICES	7,104

SPECIAL TRADE CONTRACTORS - 0.09%
100		Alico, Inc	2,939
337	*	AsiaInfo Holdings, Inc	6,730
396		Chemed Corp	17,380
409		Comfort Systems USA, Inc	4,740
596	*	Dycom Industries, Inc	7,331
772	*	EMCOR Group, Inc	19,547
466	*	Insituform Technologies, Inc (Class A)	8,919
167	*	Integrated Electrical Services, Inc	1,344
220	*	Layne Christensen Co	7,051
2,337	*	Quanta Services, Inc	51,719

		TOTAL SPECIAL TRADE CONTRACTORS	127,700

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
8,596		3M Co	634,384
311		Apogee Enterprises, Inc	4,671
440	*	Cabot Microelectronics Corp	15,338
290		CARBO Ceramics, Inc	14,950
582		Eagle Materials, Inc	16,634
1,606		Gentex Corp	22,725
529		Martin Marietta Materials, Inc	48,705
978	*	Owens Corning, Inc	21,956
2,030	*	Owens-Illinois, Inc	74,907
363	*	US Concrete, Inc	628
505	*	USG Corp	8,676

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	863,574

TEXTILE MILL PRODUCTS - 0.03%
301		Albany International Corp (Class A)	5,839
597		Interface, Inc (Class A)	4,955
664	*	Mohawk Industries, Inc	31,667
200		Oxford Industries, Inc	3,940

		TOTAL TEXTILE MILL PRODUCTS	46,401

TOBACCO PRODUCTS - 1.31%
25,494		Altria Group, Inc	454,048
1,783		Fortune Brands, Inc	76,633

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,110		Lorillard, Inc	$156,773
24,205		Philip Morris International, Inc	1,179,752
302		Universal Corp	12,630
467		Vector Group Ltd	7,280

		TOTAL TOBACCO PRODUCTS	1,887,116

TRANSPORTATION BY AIR - 0.46%
114	*	Air Methods Corp	3,713
683	*	Air Transport Services Group, Inc	2,363
1,455	*	Airtran Holdings, Inc	9,094
458	*	Alaska Air Group, Inc	12,270
191	*	Allegiant Travel Co	7,275
3,633	*	AMR Corp	28,882
211	*	Atlas Air Worldwide Holdings, Inc	6,746
353	*	Bristow Group, Inc	10,481
1,494	*	Continental Airlines, Inc (Class B)	24,561
494		Copa Holdings S.A. (Class A)	21,978
9,302	*	Delta Air Lines, Inc	83,346
3,858		FedEx Corp	290,198
1,000	*	Hawaiian Holdings, Inc	8,260
3,532	*	JetBlue Airways Corp	21,121
149	*	PHI, Inc	3,022
1,011	*	Republic Airways Holdings, Inc	9,433
692		Skywest, Inc	11,473
9,226		Southwest Airlines Co	88,570
1,722		UAL Corp	15,877
1,214	*	US Airways Group, Inc	5,706

		TOTAL TRANSPORTATION BY AIR	664,369

TRANSPORTATION EQUIPMENT - 2.24%
263		A.O. Smith Corp	10,020
468	*	AAR Corp	10,268
369	*	Aerovironment, Inc	10,365
1,199		American Axle & Manufacturing Holdings, Inc	8,489
90		American Railcar Industries, Inc	955
234	*	Amerigon, Inc (Class A)	1,720
1,270		ArvinMeritor, Inc	9,931
237	*	ATC Technology Corp	4,683
990		Autoliv, Inc	33,264
1,148	*	BE Aerospace, Inc	23,121
8,990		Boeing Co	486,809
1,481		Brunswick Corp	17,742
615		Clarcor, Inc	19,286
211	*	Cogo Group, Inc	1,291
1,862	*	Dana Holding Corp	12,680
133	*	Dorman Products, Inc	1,998
121		Ducommun, Inc	2,288
261	*	Federal Mogul Corp (Class A)	3,150
520		Federal Signal Corp	3,739
1,774	*	Force Protection, Inc	9,686
38,822	*	Ford Motor Co	279,907
227		Freightcar America, Inc	5,516
140	*	Fuel Systems Solutions, Inc	5,039
575	*	GenCorp, Inc	3,082
4,294		General Dynamics Corp	277,392
111	*	GenTek, Inc	4,222
1,925		Genuine Parts Co	73,266
1,495		Goodrich Corp	81,238
110		Greenbrier Cos, Inc	1,288
300		Group 1 Automotive, Inc	8,055
2,895		Harley-Davidson, Inc	66,585
969		Harsco Corp	34,312
278		Heico Corp	12,054
9,231		Honeywell International, Inc	342,932

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

380		Kaman Corp	$8,352
101	*	LMI Aerospace, Inc	1,013
3,951		Lockheed Martin Corp	308,494
115	*	Miller Industries, Inc	1,265
744	*	Navistar International Corp	27,840
706	*	Orbital Sciences Corp	10,569
1,078		Oshkosh Truck Corp	33,343
4,523		Paccar, Inc	170,562
433		Polaris Industries, Inc	17,658
355		Spartan Motors, Inc	1,825
1,229	*	Spirit Aerosystems Holdings, Inc (Class A)	22,196
188	*	Standard Motor Products, Inc	2,858
280		Superior Industries International, Inc	3,976
897	*	Tenneco, Inc	11,697
400		Thor Industries, Inc	12,380
67	*	Todd Shipyards Corp	1,101
480	*	TransDigm Group, Inc	23,909
964		Trinity Industries, Inc	16,571
229		Triumph Group, Inc	10,990
569	*	TRW Automotive Holdings Corp	9,531
10,360		United Technologies Corp	631,235
577		Westinghouse Air Brake Technologies Corp	21,655
353	*	Winnebago Industries, Inc	5,193
321	*	Wonder Auto Technology, Inc	3,852

		TOTAL TRANSPORTATION EQUIPMENT	3,224,438

TRANSPORTATION SERVICES - 0.19%
184		Ambassadors Group, Inc	2,880
2,035		CH Robinson Worldwide, Inc	117,521
121	*	Dynamex, Inc	1,976
2,563		Expeditors International Washington, Inc	90,089
538		GATX Corp	15,037
500	*	Hub Group, Inc (Class A)	11,425
474	*	Interval Leisure Group, Inc	5,916
830	*	Orbitz Worldwide, Inc	5,129
1,810		Pacer International, Inc	6,987
124	*	Universal Travel Group	1,600
1,203		UTI Worldwide, Inc	17,419

		TOTAL TRANSPORTATION SERVICES	275,979

TRUCKING AND WAREHOUSING - 0.44%
300		Arkansas Best Corp	8,982
250	*	Celadon Group, Inc	2,828
560		Con-way, Inc	21,459
348		Forward Air Corp	8,056
666		Heartland Express, Inc	9,590
1,049		J.B. Hunt Transport Services, Inc	33,704
624		Landstar System, Inc	23,749
160	*	Marten Transport Ltd	2,730
331	*	Old Dominion Freight Line	10,072
16	*	Patriot Transportation Holding, Inc	1,208
133	*	Saia, Inc	2,139
8,569		United Parcel Service, Inc (Class B)	483,892
68		Universal Truckload Services, Inc	1,123
90	*	USA Truck, Inc	1,143
511		Werner Enterprises, Inc	9,520
1,692	*	YRC Worldwide, Inc	7,529

		TOTAL TRUCKING AND WAREHOUSING	627,724

WATER TRANSPORTATION - 0.27%
464		Alexander & Baldwin, Inc	14,890
168	*	American Commercial Lines, Inc	4,892
5,419		Carnival Corp	180,345

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

449		DHT Maritime, Inc	$1,688
930	*	Eagle Bulk Shipping, Inc	4,771
623		Frontline Ltd	14,572
344		Genco Shipping & Trading Ltd	7,148
570		General Maritime Corp	4,412
383		Golar LNG Ltd	4,236
449	*	Gulfmark Offshore, Inc	14,700
369		Horizon Lines, Inc (Class A)	2,343
483	*	Hornbeck Offshore Services, Inc	13,311
64		International Shipholding Corp	1,972
624	*	Kirby Corp	22,976
185		Knightsbridge Tankers Ltd	2,412
509		Nordic American Tanker Shipping	15,056
438	*	Odyssey Marine Exploration, Inc	815
283		Overseas Shipholding Group, Inc	10,576
1,568	*	Royal Caribbean Cruises Ltd	37,757
482		Ship Finance International Ltd	5,924
160	*	TBS International Ltd (Class A)	1,392
480		Teekay Corp	10,498
140		Teekay Tankers Ltd (Class A)	1,169
833	*	Ultrapetrol Bahamas Ltd	4,098

		TOTAL WATER TRANSPORTATION	381,953

WHOLESALE TRADE-DURABLE GOODS - 0.37%
400		Agilysys, Inc	2,636
508		Applied Industrial Technologies, Inc	10,749
1,424	*	Arrow Electronics, Inc	40,086
565		Barnes Group, Inc	9,656
543	*	Beacon Roofing Supply, Inc	8,677
1,424		BorgWarner, Inc	43,090
200		Castle (A.M.) & Co	1,988
128	*	Chindex International, Inc	1,610
342	*	Conceptus, Inc	6,341
229	*	DemandTec, Inc	2,022
400	*	Digi International, Inc	3,408
290	*	Drew Industries, Inc	6,290
71		Eastern Co	1,129
340	*	Emdeon, Inc	5,508
191	*	Hansen Medical, Inc	669
186		Houston Wire & Cable Co	2,055
2,153	*	Ingram Micro, Inc (Class A)	36,278
718	*	Insight Enterprises, Inc	8,767
392	*	Interline Brands, Inc	6,605
691		Knight Transportation, Inc	11,595
45		Lawson Products, Inc	783
1,689	*	LKQ Corp	31,314
196	*	MedAssets, Inc	4,424
314	*	Merge Healthcare, Inc	1,291
131	*	MWI Veterinary Supply, Inc	5,233
503		Owens & Minor, Inc	22,761
1,289	*	Patterson Cos, Inc	35,125
614		PEP Boys - Manny Moe & Jack	5,999
567		Pool Corp	12,599
731	*	PSS World Medical, Inc	15,958
737		Reliance Steel & Aluminum Co	31,367
839		Solera Holdings, Inc	26,101
616	*	Tech Data Corp	25,632
82	*	Titan Machinery, Inc	1,027
466	*	TomoTherapy, Inc	2,018
432	*	Tyler Technologies, Inc	7,383
743		W.W. Grainger, Inc	66,393
704	*	WESCO International, Inc	20,275
178	*	West Marine, Inc	1,399

		TOTAL WHOLESALE TRADE-DURABLE GOODS	526,241

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
282		Aceto Corp	$1,861
943		Airgas, Inc	45,613
1,200	*	Akorn, Inc	1,644
1,062	*	Alliance One International, Inc	4,758
756		Allscripts Healthcare Solutions, Inc	15,324
207		Andersons, Inc	7,286
805	*	Bare Escentuals, Inc	9,571
496	*	BioScrip, Inc	3,353
299	*	BMP Sunstone Corp	1,217
1,207		Brown-Forman Corp (Class B)	58,202
4,480		Cardinal Health, Inc	120,064
703	*	Central European Distribution Corp	23,030
258	*	Clearwater Paper Corp	10,663
108	*	Core-Mark Holding Co, Inc	3,089
2,171	*	Dean Foods Co	38,622
1,415	*	Endo Pharmaceuticals Holdings, Inc	32,021
476	*	Fresh Del Monte Produce, Inc	10,762
429	*	Green Mountain Coffee Roasters, Inc	31,677
490	*	Hain Celestial Group, Inc	9,393
1,121	*	Henry Schein, Inc	61,554
744		Herbalife Ltd	24,359
100		Kenneth Cole Productions, Inc (Class A)	1,003
330		K-Swiss, Inc (Class A)	2,901
161	*	LSB Industries, Inc	2,507
593		Men’s Wearhouse, Inc	14,647
286		Myers Industries, Inc	3,080
180		Nash Finch Co	4,921
559		Nu Skin Enterprises, Inc (Class A)	10,358
300	*	Perry Ellis International, Inc	4,812
241	*	School Specialty, Inc	5,717
217		Spartan Stores, Inc	3,066
114	*	Synutra International, Inc	1,563
7,430		Sysco Corp	184,637
1,234		Terra Industries, Inc	42,783
432	*	Tractor Supply Co	20,917
518	*	United Natural Foods, Inc	12,391
306	*	United Stationers, Inc	14,569
100		Valhi, Inc	1,212
225	*	Volcom, Inc	3,708
260		Zep, Inc	4,225
203	*	Zhongpin, Inc	2,988

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	856,068

		TOTAL COMMON STOCKS (Cost $153,422,621)	143,455,262

		TOTAL PORTFOLIO - 99.54% (Cost $153,422,621)	143,455,262
		OTHER ASSETS AND LIABILITIES, NET - 0.46%	669,062

		NET ASSETS - 100.00%	$144,124,324

The following abbreviations are used in portfolio descriptions:

*	Non-income producing.

**	Percentage represents less than 0.01%

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.29%
AMUSEMENT AND RECREATION SERVICES - 0.95%
200	*	Electronic Arts, Inc	$3,810
9,814		Walt Disney Co	269,492

		TOTAL AMUSEMENT AND RECREATION SERVICES	273,302

APPAREL AND ACCESSORY STORES - 0.73%
600		American Eagle Outfitters, Inc	10,116
89	*	AnnTaylor Stores Corp	1,414
100	*	Charming Shoppes, Inc	491
400	*	Chico’s FAS, Inc	5,200
400		Foot Locker, Inc	4,780
3,091		Gap, Inc	66,147
1,207	*	Kohl’s Corp	68,860
1,800		Limited Brands, Inc	30,582
800		Nordstrom, Inc	24,432

		TOTAL APPAREL AND ACCESSORY STORES	212,022

APPAREL AND OTHER TEXTILE PRODUCTS - 0.77%
300		Liz Claiborne, Inc	1,479
2,848		Nike, Inc (Class B)	184,266
200		Phillips-Van Heusen Corp	8,558
100		Polo Ralph Lauren Corp (Class A)	7,662
279		VF Corp	20,208

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	222,173

AUTO REPAIR, SERVICES AND PARKING - 0.05%
544	*	Hertz Global Holdings, Inc	5,891
68		Ryder System, Inc	2,656
162	*	Wright Express Corp	4,781

		TOTAL AUTO REPAIR, SERVICES AND PARKING	13,328

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
200	*	AutoZone, Inc	29,245
456	*	CarMax, Inc	9,530
77	*	Copart, Inc	2,557

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	41,332

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.17%
115		Fastenal Co	4,451
8,469		Home Depot, Inc	225,613
5,174		Lowe’s Cos, Inc	108,344

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	338,408

BUSINESS SERVICES - 7.19%
1,393	*	3Com Corp	7,285
301	*	3D Systems Corp	2,778
2,043	*	Adobe Systems, Inc	67,501
330		Aircastle Ltd	3,191
463	*	Akamai Technologies, Inc	9,112
249	*	Alliance Data Systems Corp	15,209
1,116	*	Art Technology Group, Inc	4,308
694	*	Autodesk, Inc	16,517
4,312		Automatic Data Processing, Inc	169,461
61	*	Blackboard, Inc	2,305
200	*	Blue Coat Systems, Inc	4,518
404	*	BPZ Energy, Inc	3,038

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

190	*	Ciber, Inc	$760
460	*	Cogent, Inc	4,646
593	*	Compuware Corp	4,347
514	*	COMSYS IT Partners, Inc	3,290
100	*	CSG Systems International, Inc	1,601
160		Deluxe Corp	2,736
327	*	DivX, Inc	1,785
419	*	DST Systems, Inc	18,771
647		Earthlink, Inc	5,441
4,205	*	eBay, Inc	99,279
868	*	Expedia, Inc	20,789
169		Fair Isaac Corp	3,632
853	*	Google, Inc (Class A)	422,959
850		IMS Health, Inc	13,048
584	*	Informatica Corp	13,187
1,885		Innovative Solutions & Support, Inc	9,444
73		Interactive Data Corp	1,913
400	*	Internap Network Services Corp	1,284
369	*	Iron Mountain, Inc	9,838
305		Jack Henry & Associates, Inc	7,158
300	*	Lamar Advertising Co (Class A)	8,232
626	*	Lawson Software, Inc	3,906
242	*	Lionbridge Technologies	629
205	*	Liquidity Services, Inc	2,116
498	*	Magma Design Automation, Inc	1,041
170		Manpower, Inc	9,641
249		Marchex, Inc (Class B)	1,223
271	*	Mentor Graphics Corp	2,523
25,876		Microsoft Corp	669,929
214	*	ModusLink Global Solutions, Inc	1,731
2,745	*	MoneyGram International, Inc	8,619
544	*	Monster Worldwide, Inc	9,509
531	*	Network Equipment Technologies, Inc	3,839
1,258		NIC, Inc	11,184
1,918	*	Novell, Inc	8,650
2,298		Omnicom Group, Inc	84,888
98	*	Omniture, Inc	2,101
268	*	PDF Solutions, Inc	935
975	*	Radisys Corp	8,473
819	*	RealNetworks, Inc	3,047
645	*	Red Hat, Inc	17,828
600		Robert Half International, Inc	15,012
452	*	S1 Corp	2,793
375	*	Salesforce.com, Inc	21,349
500	*	Sapient Corp	4,020
196	*	Smith Micro Software, Inc	2,423
363	*	SonicWALL, Inc	3,049
3,229	*	Sun Microsystems, Inc	29,352
173	*	Sybase, Inc	6,730
4,019	*	Symantec Corp	66,193
1,069	*	TIBCO Software, Inc	10,145
480	*	TNS, Inc	13,152
1,135		Total System Services, Inc	18,285
146	*	Ultimate Software Group, Inc	4,193
249		United Online, Inc	2,002
273	*	Vasco Data Security International	2,026
3,600	*	Yahoo!, Inc	64,116

		TOTAL BUSINESS SERVICES	2,076,015

CHEMICALS AND ALLIED PRODUCTS - 12.79%
2,260		Abbott Laboratories	111,802
2,059		Air Products & Chemicals, Inc	159,737
200	*	Alexion Pharmaceuticals, Inc	8,908
795	*	Alexza Pharmaceuticals, Inc	1,789
100	*	Alkermes, Inc	919

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,928	*	Amgen, Inc	$296,813
101	*	Auxilium Pharmaceuticals, Inc	3,455
1,036		Avery Dennison Corp	37,306
1,281		Avon Products, Inc	43,503
631	*	Biodel, Inc	3,388
1,426	*	Biogen Idec, Inc	72,042
400	*	BioMarin Pharmaceuticals, Inc	7,232
442	*	BioMimetic Therapeutics, Inc	5,397
10,211		Bristol-Myers Squibb Co	229,952
255	*	Calgon Carbon Corp	3,782
166	*	Caraco Pharmaceutical Laboratories Ltd	845
633	*	Cell Genesys, Inc	220
61		Church & Dwight Co, Inc	3,461
403		Clorox Co	23,704
2,745		Colgate-Palmolive Co	209,389
175	*	Cypress Bioscience, Inc	1,430
504	*	Dendreon Corp	14,107
2,211	*	Durect Corp	5,903
2,011		Ecolab, Inc	92,969
1,210	*	Genzyme Corp	68,643
300	*	Geron Corp	1,968
4,533	*	Gilead Sciences, Inc	211,147
540		H.B. Fuller Co	11,286
500	*	Human Genome Sciences, Inc	9,410
240	*	Idexx Laboratories, Inc	12,000
182		Innophos Holdings, Inc	3,367
341	*	Inverness Medical Innovations, Inc	13,207
200	*	Invitrogen Corp	9,310
5,234	*	Javelin Pharmaceuticals, Inc	10,206
9,342		Johnson & Johnson	568,835
342		Lubrizol Corp	24,439
9,682		Merck & Co, Inc	306,242
156		Minerals Technologies, Inc	7,419
30	*	Molecular Insight Pharmaceuticals, Inc	166
300		Nalco Holding Co	6,147
238	*	Neurocrine Biosciences, Inc	726
200	*	OraSure Technologies, Inc	580
200		PDL BioPharma, Inc	1,576
552		Perrigo Co	18,762
232	*	Pharmasset, Inc	4,904
193	*	PharMerica Corp	3,584
533	*	Pozen, Inc	3,923
2,539		Praxair, Inc	207,411
9,868		Procter & Gamble Co	571,556
227	*	Progenics Pharmaceuticals, Inc	1,189
500		RPM International, Inc	9,245
450	*	Salix Pharmaceuticals Ltd	9,567
5,626		Schering-Plough Corp	158,935
233		Sensient Technologies Corp	6,470
510	*	SIGA Technologies, Inc	4,024
1,140		Sigma-Aldrich Corp	61,537
500	*	SuperGen, Inc	1,335
88	*	United Therapeutics Corp	4,311
134	*	USANA Health Sciences, Inc	4,571
300		Valspar Corp	8,253
200	*	Vertex Pharmaceuticals, Inc	7,580

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,691,884

COMMUNICATIONS - 4.58%
1,026		Alaska Communications Systems Group, Inc	9,491
656	*	Centennial Communications Corp	5,235
1,936		CenturyTel, Inc	65,049
24	*	DG FastChannel, Inc	503

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,176	*	DIRECTV Group, Inc	$115,173
200		Entercom Communications Corp (Class A)	1,020
2,364	*	Entravision Communications Corp (Class A)	4,090
100	*	Equinix, Inc	9,200
6,970	*	FiberTower Corp	7,528
100		Fisher Communications, Inc	1,818
6,831		Frontier Communications Corp	51,506
2,921		Gray Television, Inc	6,777
1,481	*	ICO Global Communications Holdings Ltd (Class A)	1,274
170	*	iPCS, Inc	2,958
769	*	Leap Wireless International, Inc	15,034
1,927	*	Liberty Global, Inc (Class A)	43,492
1,929	*	Liberty Media Corp - Capital (Series A)	40,355
3,650	*	Liberty Media Corp - Entertainment (Series A)	113,551
3,274	*	Liberty Media Holding Corp (Interactive A)	35,916
1,349	*	Lin TV Corp (Class A)	6,381
487	*	Mediacom Communications Corp (Class A)	2,805
879	*	MetroPCS Communications, Inc	8,227
120	*	NeuStar, Inc (Class A)	2,712
661	*	NII Holdings, Inc (Class B)	19,817
110		NTELOS Holdings Corp	1,943
11,450		Qwest Communications International, Inc	43,625
845		Scripps Networks Interactive (Class A)	31,223
15,671	*	Sprint Nextel Corp	61,900
718	*	SureWest Communications	8,918
388	*	Syniverse Holdings, Inc	6,790
186	*	Terremark Worldwide, Inc	1,157
2,445		Time Warner Cable, Inc	105,354
681	*	TiVo, Inc	7,055
10,550		Verizon Communications, Inc	319,348
4,164	*	Viacom, Inc (Class B)	116,758
4,713		Windstream Corp	47,743

		TOTAL COMMUNICATIONS	1,321,726

DEPOSITORY INSTITUTIONS - 5.26%
111		Bank of Hawaii Corp	4,611
5,554		Bank of New York Mellon Corp	161,009
1,442		BankAtlantic Bancorp Inc (Class A)	4,182
3,474		BB&T Corp	94,632
200		City National Corp	7,786
800		Comerica, Inc	23,736
4,636		Fifth Third Bancorp	46,963
919	*	First Horizon National Corp	12,164
2,096	*	Flagstar Bancorp, Inc	2,159
147		Fulton Financial Corp	1,082
1,233		Hudson City Bancorp, Inc	16,214
2,600		Keycorp	16,900
671		M&T Bank Corp	41,817
1,400		Marshall & Ilsley Corp	11,298
300	*	Metavante Technologies, Inc	10,344
1,170		New York Community Bancorp, Inc	13,361
148		NewAlliance Bancshares, Inc	1,584
989		Northern Trust Corp	57,520
145		Old National Bancorp	1,624
189		People’s United Financial, Inc	2,941
2,321		PNC Financial Services Group, Inc	112,777
540		Popular, Inc	1,528
355		Provident Financial Services, Inc	3,653
4,160		Regions Financial Corp	25,834
2,386		State Street Corp	125,504
2,387		SunTrust Banks, Inc	53,827
148	*	SVB Financial Group	6,404
900		Synovus Financial Corp	3,375
1,847		UCBH Holdings, Inc	1,478

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,529		US Bancorp	$186,443
16,481		Wells Fargo & Co	464,434
100		Zions Bancorporation	1,797

		TOTAL DEPOSITORY INSTITUTIONS	1,518,981

EATING AND DRINKING PLACES - 1.35%
521	*	AFC Enterprises	4,387
793		Darden Restaurants, Inc	27,065
13		DineEquity, Inc	322
4,678		McDonald’s Corp	266,972
177	*	Sonic Corp	1,958
3,234	*	Starbucks Corp	66,782
660		Yum! Brands, Inc	22,282

		TOTAL EATING AND DRINKING PLACES	389,768

EDUCATIONAL SERVICES - 0.02%
43	*	ITT Educational Services, Inc	4,748

		TOTAL EDUCATIONAL SERVICES	4,748

ELECTRIC, GAS, AND SANITARY SERVICES - 6.38%
3,718	*	AES Corp	55,101
1,096		AGL Resources, Inc	38,656
966		Alliant Energy Corp	26,903
827		Aqua America, Inc	14,588
1,100		Atmos Energy Corp	30,998
2,238		Avista Corp	45,252
947	*	Calpine Corp	10,909
1,667		Centerpoint Energy, Inc	20,721
242		Central Vermont Public Service Corp	4,671
121		CH Energy Group, Inc	5,362
1,962	*	Clean Energy Fuels Corp	28,272
2,422		Cleco Corp	60,744
3,253		Consolidated Edison, Inc	133,178
2,400		Crosstex Energy, Inc	12,672
1,553		Edison International	52,150
4,837		El Paso Corp	49,918
300		Energen Corp	12,930
2,312		FPL Group, Inc	127,692
2,385		Hawaiian Electric Industries, Inc	43,216
2,000		Idacorp, Inc	57,580
87		ITC Holdings Corp	3,954
222		Laclede Group, Inc	7,140
500		MGE Energy, Inc	18,240
1,859		National Fuel Gas Co	85,161
197		New Jersey Resources Corp	7,153
693		Nicor, Inc	25,357
5,139		NiSource, Inc	71,381
1,093		Northeast Utilities	25,948
162		Northwest Natural Gas Co	6,749
1,211	*	NRG Energy, Inc	34,138
992		NSTAR	31,565
2,900		NV Energy, Inc	33,611
3,459		OGE Energy Corp	114,424
5,566		Pepco Holdings, Inc	82,822
1,108		PG&E Corp	44,863
982		Piedmont Natural Gas Co, Inc	23,509
2,066		PPL Corp	62,682
1,867		Public Service Enterprise Group, Inc	58,698
1,901		Questar Corp	71,402
1,829		Resource America, Inc (Class A)	8,797
1,042		Sempra Energy	51,902
211		SJW Corp	4,821
500		South Jersey Industries, Inc	17,650

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

155		Southwest Gas Corp	$3,965
400		UGI Corp	10,024
200		UIL Holdings Corp	5,278
587		WGL Holdings, Inc	19,453
4,478		Williams Cos, Inc	80,022

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,842,222

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.69%
2,047	*	Adaptec, Inc	6,837
277	*	Advanced Energy Industries, Inc	3,944
1,782	*	Advanced Micro Devices, Inc	10,086
1,706		Ametek, Inc	59,556
281	*	Avnet, Inc	7,298
161		Baldor Electric Co	4,402
147	*	Benchmark Electronics, Inc	2,646
20,753	*	Cisco Systems, Inc	488,525
297	*	Conexant Systems, Inc	814
308	*	Cree, Inc	11,319
145	*	Dolby Laboratories, Inc (Class A)	5,538
506		Eaton Corp	28,635
81	*	Energy Conversion Devices, Inc	938
533	*	Finisar Corp	5,157
321	*	First Solar, Inc	49,068
312	*	FuelCell Energy, Inc	1,332
377	*	GrafTech International Ltd	5,542
85	*	Greatbatch, Inc	1,910
100		Harman International Industries, Inc	3,388
582	*	Harmonic, Inc	3,888
530	*	Hutchinson Technology, Inc	3,763
21,550		Intel Corp	421,734
169	*	InterDigital, Inc	3,914
77		Lincoln Electric Holdings, Inc	3,654
538	*	Loral Space & Communications, Inc	14,784
2,267	*	LSI Logic Corp	12,446
2,856	*	Micron Technology, Inc	23,419
10,710		Motorola, Inc	91,999
1,151	*	NetApp, Inc	30,709
1,509	*	ON Semiconductor Corp	12,449
645	*	Oplink Communications, Inc	9,365
293		Plantronics, Inc	7,855
357	*	Polycom, Inc	9,550
200	*	Power-One, Inc	390
621	*	Powerwave Technologies, Inc	994
441	*	QLogic Corp	7,585
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	779
706	*	RF Micro Devices, Inc	3,834
760	*	Silicon Storage Technology, Inc	1,839
12,111	*	Sirius XM Radio, Inc	7,690
487	*	Skyworks Solutions, Inc	6,448
168	*	Sunpower Corp (Class A)	5,022
400	*	Sycamore Networks, Inc	1,208
1,169	*	Symmetricom, Inc	6,055
141	*	Synaptics, Inc	3,553
221	*	Tekelec	3,631
288		Teleflex, Inc	13,913
1,300	*	Tellabs, Inc	8,996
7,497		Texas Instruments, Inc	177,604
338	*	Thomas & Betts Corp	10,167
944	*	Triquint Semiconductor, Inc	7,288
184	*	TTM Technologies, Inc	2,110
100		Whirlpool Corp	6,996
800		Xilinx, Inc	18,736

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,641,302

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.99%
4,100		Accenture plc	$152,806
200	*	Amylin Pharmaceuticals, Inc	2,738
200	*	Ariad Pharmaceuticals, Inc	444
200	*	Celera Corp	1,246
42		Corporate Executive Board Co	1,046
321	*	Hewitt Associates, Inc (Class A)	11,694
767	*	Incyte Corp	5,177
435	*	Isis Pharmaceuticals, Inc	6,338
139	*	Navigant Consulting, Inc	1,877
1,563		Paychex, Inc	45,405
211	*	Regeneron Pharmaceuticals, Inc	4,072
22,419	*	Rentech, Inc	36,319
100	*	Symyx Technologies, Inc	662
318	*	Tetra Tech, Inc	8,437
303	*	VCA Antech, Inc	8,148

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	286,409

FABRICATED METAL PRODUCTS - 0.89%
140		Aptargroup, Inc	5,230
720		Commercial Metals Co	12,888
258		Dynamic Materials Corp	5,150
100		Gulf Island Fabrication, Inc	1,874
4,371		Illinois Tool Works, Inc	186,685
200		Pentair, Inc	5,904
150		Quanex Building Products Corp	2,154
147		Snap-On, Inc	5,110
600		Stanley Works	25,614
71		Valmont Industries, Inc	6,048

		TOTAL FABRICATED METAL PRODUCTS	256,657

FOOD AND KINDRED PRODUCTS - 3.77%
1,688		Campbell Soup Co	55,063
20		Coca-Cola Enterprises, Inc	428
2,543		General Mills, Inc	163,718
2,010		H.J. Heinz Co	79,898
80	*	Hansen Natural Corp	2,939
1,029		Hershey Co	39,987
164		J.M. Smucker Co	8,694
2,828		Kellogg Co	139,222
7,819		Kraft Foods, Inc (Class A)	205,405
51		Lancaster Colony Corp	2,615
146		McCormick & Co, Inc	4,955
6,088		PepsiCo, Inc	357,122
11	*	Ralcorp Holdings, Inc	643
2,399		Sara Lee Corp	26,725
76		Tootsie Roll Industries, Inc	1,807

		TOTAL FOOD AND KINDRED PRODUCTS	1,089,221

FOOD STORES - 0.25%
51	*	Great Atlantic & Pacific Tea Co, Inc	454
1,270		Kroger Co	26,213
1,832		Safeway, Inc	36,128
260	*	Whole Foods Market, Inc	7,927

		TOTAL FOOD STORES	70,722

FORESTRY - 0.13%
996		Weyerhaeuser Co	36,503

		TOTAL FORESTRY	36,503

FURNITURE AND FIXTURES - 0.22%
68		Herman Miller, Inc	1,150
470		Hill-Rom Holdings, Inc	10,237

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

128		HNI Corp	$3,021
200	*	Kinetic Concepts, Inc	7,396
700		Leggett & Platt, Inc	13,580
2,240		Masco Corp	28,940

		TOTAL FURNITURE AND FIXTURES	64,324

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
1,005	*	Bed Bath & Beyond, Inc	37,728
1,050		Best Buy Co, Inc	39,395
199	*	GameStop Corp (Class A)	5,268
200		RadioShack Corp	3,314
100		Williams-Sonoma, Inc	2,023

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	87,728

GENERAL BUILDING CONTRACTORS - 0.05%
400		Lennar Corp (Class A)	5,700
169	*	M/I Homes, Inc	2,297
390	*	Pulte Homes, Inc	4,286
300	*	Standard-Pacific Corp	1,107

		TOTAL GENERAL BUILDING CONTRACTORS	13,390

GENERAL MERCHANDISE STORES - 1.70%
2,881		Costco Wholesale Corp	162,661
940		JC Penney Co, Inc	31,725
800		Macy’s, Inc	14,632
4,306		Target Corp	201,004
2,210		TJX Companies, Inc	82,102

		TOTAL GENERAL MERCHANDISE STORES	492,124

HEALTH SERVICES - 0.51%
55	*	Amsurg Corp	1,168
112	*	Corvel Corp	3,181
201	*	Edwards Lifesciences Corp	14,052
791	*	Five Star Quality Care, Inc	2,895
161	*	Healthways, Inc	2,467
669	*	Laboratory Corp of America Holdings	43,953
421	*	LCA-Vision, Inc	2,951
337	*	LifePoint Hospitals, Inc	9,119
1,668	*	Nektar Therapeutics	16,246
162	*	Nighthawk Radiology Holdings, Inc	1,171
964		Quest Diagnostics, Inc	50,311

		TOTAL HEALTH SERVICES	147,514

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
301	*	LB Foster Co (Class A)	9,205
159	*	Matrix Service Co	1,728

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,933

HOLDING AND OTHER INVESTMENT OFFICES - 1.71%
2,944		Annaly Mortgage Management, Inc	53,404
800		Anworth Mortgage Asset Corp	6,304
1,347		Ashford Hospitality Trust, Inc	4,661
389		Boston Properties, Inc	25,499
441		Capstead Mortgage Corp	6,134
1,159		Duke Realty Corp	13,920
1,938		Equity Residential	59,497
55		First Industrial Realty Trust, Inc	289
930		HCP, Inc	26,728
210		Health Care REIT, Inc	8,740
1,480		Hersha Hospitality Trust	4,588
2,530		Host Marriott Corp	29,778
700		HRPT Properties Trust	5,264

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

800	*	iStar Financial, Inc	$2,432
1,200		Kimco Realty Corp	15,648
300		Liberty Property Trust	9,759
255		MFA Mortgage Investments, Inc	2,030
78		Mid-America Apartment Communities, Inc	3,520
1,865		NorthStar Realty Finance Corp	6,546
1,000		Prologis	11,920
1,307		Public Storage, Inc	98,339
213		RAIT Investment Trust	626
78		Regency Centers Corp	2,890
176		UDR, Inc	2,770
2,062		Virgin Media, Inc	28,703
653		Vornado Realty Trust	42,060
300		WABCO Holdings, Inc	6,300
733		Weingarten Realty Investors	14,601

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	492,950

HOTELS AND OTHER LODGING PLACES - 0.30%
600		Choice Hotels International, Inc	18,636
500	*	Gaylord Entertainment Co	10,050
1,201	*	Great Wolf Resorts, Inc	4,288
1,200	*	Lodgian, Inc	1,992
200		Marcus Corp	2,558
1,248		Marriott International, Inc (Class A)	34,432
448		Starwood Hotels & Resorts Worldwide, Inc	14,797

		TOTAL HOTELS AND OTHER LODGING PLACES	86,753

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.28%
400	*	AGCO Corp	11,052
3,736	*	Allis-Chalmers Energy, Inc	16,289
6,644		Applied Materials, Inc	89,030
90	*	Astec Industries, Inc	2,292
699	*	Axcelis Technologies, Inc	839
400		Black & Decker Corp	18,516
200		Briggs & Stratton Corp	3,882
2,450		Caterpillar, Inc	125,759
1,082	*	Cray, Inc	9,013
1,279		Cummins, Inc	57,312
2,666		Deere & Co	114,425
8,135	*	Dell, Inc	124,140
66		Donaldson Co, Inc	2,286
100	*	Dril-Quip, Inc	4,964
5,478		Emerson Electric Co	219,557
241	*	Entegris, Inc	1,193
82	*	Flotek Industries, Inc	169
600	*	FMC Technologies, Inc	31,344
421		Graco, Inc	11,733
9,165		Hewlett-Packard Co	432,679
772	*	Immersion Corp	3,304
4,531		International Business Machines Corp	541,952
124	*	Intevac, Inc	1,667
129		John Bean Technologies Corp	2,344
4,107		Johnson Controls, Inc	104,975
364	*	Lam Research Corp	12,434
300	*	Lexmark International, Inc (Class A)	6,462
55		Lufkin Industries, Inc	2,925
516		Manitowoc Co, Inc	4,887
292		Modine Manufacturing Co	2,707
400		Nordson Corp	22,436
89	*	Oil States International, Inc	3,127
300		Pall Corp	9,684
2,748	*	Quantum Corp	3,462
2,812		Seagate Technology, Inc	42,771

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

508	*	Semitool, Inc	$4,293
210	*	Sigma Designs, Inc	3,051
406	*	STEC, Inc	11,932
132	*	Tecumseh Products Co (Class A)	1,496
716		Tennant Co	20,807
170	*	Ultratech, Inc	2,249
400	*	Varian Medical Systems, Inc	16,852

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,102,291

INSTRUMENTS AND RELATED PRODUCTS - 4.38%
100	*	Affymetrix, Inc	878
1,539	*	Agilent Technologies, Inc	42,830
1,416		Allergan, Inc	80,372
3,487		Baxter International, Inc	198,794
370		Beckman Coulter, Inc	25,508
1,809		Becton Dickinson & Co	126,178
200	*	Bruker BioSciences Corp	2,134
191	*	Cardiac Science Corp	764
365	*	Cepheid, Inc	4,825
2,070		Danaher Corp	139,352
636		Dentsply International, Inc	21,967
396	*	Flir Systems, Inc	11,076
601		Garmin Ltd	22,682
470		Hillenbrand, Inc	9,574
788	*	Hologic, Inc	12,876
182	*	Illumina, Inc	7,735
139	*	Intuitive Surgical, Inc	36,453
564	*	ION Geophysical Corp	1,985
361	*	Ixia	2,476
598	*	LTX-Credence Corp	987
5,711		Medtronic, Inc	210,165
236	*	Millipore Corp	16,598
200		Movado Group, Inc	2,906
278		Rockwell Automation, Inc	11,843
178		Roper Industries, Inc	9,074
1,603	*	St. Jude Medical, Inc	62,533
268		STERIS Corp	8,161
70		Techne Corp	4,379
1,505	*	Thermo Electron Corp	65,723
260	*	Trimble Navigation Ltd	6,217
636	*	Vivus, Inc	6,646
300	*	Waters Corp	16,758
4,409		Xerox Corp	34,126
1,131	*	Zimmer Holdings, Inc	60,452

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,265,027

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
1,611		AON Corp	65,551
1,121	*	Crawford & Co (Class B)	4,944
1,987		Hartford Financial Services Group, Inc	52,656

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	123,151

INSURANCE CARRIERS - 4.31%
2,471		Aetna, Inc	68,768
3,406		Aflac, Inc	145,572
5	*	Alleghany Corp	1,295
49		American Physicians Capital, Inc	1,412
120	*	Arch Capital Group Ltd	8,105
853		Aspen Insurance Holdings Ltd	22,579
613		Assurant, Inc	19,653
69	*	Catalyst Health Solutions, Inc	2,011
263	*	Centene Corp	4,981
3,266		Chubb Corp	164,638

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,385		Cincinnati Financial Corp	$61,986
332		Endurance Specialty Holdings Ltd	12,108
202		Erie Indemnity Co (Class A)	7,567
1,970		Genworth Financial, Inc (Class A)	23,542
150		Hanover Insurance Group, Inc	6,200
737	*	Humana, Inc	27,490
2,014		Lincoln National Corp	52,183
30	*	Markel Corp	9,895
177	*	Molina Healthcare, Inc	3,662
765		Montpelier Re Holdings Ltd	12,485
70		Odyssey Re Holdings Corp	4,537
468		Phoenix Cos, Inc	1,521
347		Platinum Underwriters Holdings Ltd	12,436
200		PMI Group, Inc	850
1,800		Principal Financial Group	49,302
4,739		Progressive Corp	78,573
300		Protective Life Corp	6,426
220		Radian Group, Inc	2,328
36		Stancorp Financial Group, Inc	1,453
4,120		Travelers Cos, Inc	202,827
1,457		UnumProvident Corp	31,238
700		W.R. Berkley Corp	17,696
3,413	*	WellPoint, Inc	161,640
1,041		XL Capital Ltd (Class A)	18,176

		TOTAL INSURANCE CARRIERS	1,245,135

LEATHER AND LEATHER PRODUCTS - 0.14%
1,184		Coach, Inc	38,977
115		Weyco Group, Inc	2,634

		TOTAL LEATHER AND LEATHER PRODUCTS	41,611

LEGAL SERVICES - 0.01%
95	*	FTI Consulting, Inc	4,048

		TOTAL LEGAL SERVICES	4,048

LUMBER AND WOOD PRODUCTS - 0.00%**
400	*	Champion Enterprises, Inc	184

		TOTAL LUMBER AND WOOD PRODUCTS	184

METAL MINING - 0.15%
974		Royal Gold, Inc	44,414

		TOTAL METAL MINING	44,414

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
318		Armstrong World Industries, Inc	10,958
200		Callaway Golf Co	1,522
3,440		Mattel, Inc	63,503

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	75,983

MISCELLANEOUS RETAIL - 2.18%
1,275	*	Amazon.com, Inc	119,034
5,906		CVS Corp	211,081
41	*	Dollar Tree, Inc	1,996
188	*	GSI Commerce, Inc	3,630
790	*	Hibbett Sports, Inc	14,402
248	*	HSN, Inc	4,037
700	*	Office Depot, Inc	4,634
200		Petsmart, Inc	4,350
88	*	Priceline.com, Inc	14,592
2,896		Staples, Inc	67,245

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		Tiffany & Co	$11,559
4,606		Walgreen Co	172,587

		TOTAL MISCELLANEOUS RETAIL	629,147

MOTION PICTURES - 0.16%
97	*	Avid Technology, Inc	1,367
559	*	Discovery Communications, Inc (Class A)	16,150
423	*	Discovery Communications, Inc (Class C)	11,011
306	*	DreamWorks Animation SKG, Inc (Class A)	10,884
200		Regal Entertainment Group (Class A)	2,464
361	*	tw telecom inc (Class A)	4,855

		TOTAL MOTION PICTURES	46,731

NONDEPOSITORY INSTITUTIONS - 1.24%
5,740		American Express Co	194,587
756	*	AmeriCredit Corp	11,937
2,329		Capital One Financial Corp	83,215
500		CapitalSource, Inc	2,170
2,202		CIT Group, Inc	2,664
2,202		Discover Financial Services	35,738
319		Federal Agricultural Mortgage Corp (Class C)	2,393
1,662		Medallion Financial Corp	13,894
2,590	*	NewStar Financial, Inc	8,521
105	*	World Acceptance Corp	2,647

		TOTAL NONDEPOSITORY INSTITUTIONS	357,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		AMCOL International Corp	20,601
68		Compass Minerals International, Inc	4,190
723		Vulcan Materials Co	39,093

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	63,884

OIL AND GAS EXTRACTION - 6.94%
2,407		Apache Corp	221,034
378		Atlas America, Inc	10,232
122	*	ATP Oil & Gas Corp	2,183
400		Berry Petroleum Co (Class A)	10,712
120	*	Boots & Coots, Inc	193
200	*	Bronco Drilling Co, Inc	1,310
700		Cabot Oil & Gas Corp	25,025
1,029	*	Callon Petroleum Co	1,883
850	*	Cameron International Corp	32,147
4,076		Chesapeake Energy Corp	115,758
615		Cimarex Energy Co	26,642
225	*	Complete Production Services, Inc	2,543
325	*	Contango Oil & Gas Co	16,595
112	*	Dawson Geophysical Co	3,067
2,575	*	Denbury Resources, Inc	38,960
2,988		Devon Energy Corp	201,182
1,100		Diamond Offshore Drilling, Inc	105,072
300	*	Encore Acquisition Co	11,220
1,081		ENSCO International, Inc	45,986
1,638		EOG Resources, Inc	136,789
2,213		Equitable Resources, Inc	94,274
124	*	EXCO Resources, Inc	2,318
49	*	Exterran Holdings, Inc	1,163
249	*	Geokinetics, Inc	5,279
591	*	Geomet, Inc	999
900	*	Global Industries Ltd	8,550
92	*	GMX Resources, Inc	1,445
369	*	Goodrich Petroleum Corp	9,524

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,008		Helmerich & Payne, Inc	$39,846
2,560	*	Meridian Resource Corp	1,050
880	*	Nabors Industries Ltd	18,392
3,196	*	National Oilwell Varco, Inc	137,843
677	*	Newfield Exploration Co	28,813
1,798		Noble Energy, Inc	118,596
78	*	Oceaneering International, Inc	4,427
753	*	Parker Drilling Co	4,111
1,754	*	PetroHawk Energy Corp	42,464
200	*	Petroleum Development Corp	3,732
415	*	Petroquest Energy, Inc	2,693
697	*	Pioneer Drilling Co	5,116
1,009		Pioneer Natural Resources Co	36,617
1,100	*	Pride International, Inc	33,484
800	*	Quicksilver Resources, Inc	11,352
597		Range Resources Corp	29,468
73	*	Seahawk Drilling, Inc	2,270
1,050		Smith International, Inc	30,135
927	*	Southwestern Energy Co	39,564
500		St. Mary Land & Exploration Co	16,230
188	*	Stone Energy Corp	3,066
2,287	*	Sulphco, Inc	3,133
400	*	Swift Energy Co	9,472

650	*	Ultra Petroleum Corp	31,824
300	*	Unit Corp	12,375
374	*	Venoco, Inc	4,305
500		W&T Offshore, Inc	5,855
300	*	Whiting Petroleum Corp	17,274
4,290		XTO Energy, Inc	177,263

		TOTAL OIL AND GAS EXTRACTION	2,002,855

PAPER AND ALLIED PRODUCTS - 0.97%
551		Bemis Co	14,276
150	*	Buckeye Technologies, Inc	1,610
103	*	Domtar Corporation	3,628
1,597		International Paper Co	35,501
2,545		Kimberly-Clark Corp	150,104
1,866		MeadWestvaco Corp	41,630
114		Rock-Tenn Co (Class A)	5,371
700		Sonoco Products Co	19,278
500		Temple-Inland, Inc	8,210

		TOTAL PAPER AND ALLIED PRODUCTS	279,608

PERSONAL SERVICES - 0.02%
232		Regis Corp	3,596
34		Unifirst Corp	1,511
40		Weight Watchers International, Inc	1,098

		TOTAL PERSONAL SERVICES	6,205

PETROLEUM AND COAL PRODUCTS - 1.13%
100		Ashland, Inc	4,322
2,750		Hess Corp	147,015
5,440		Marathon Oil Corp	173,536

		TOTAL PETROLEUM AND COAL PRODUCTS	324,873

PIPELINES, EXCEPT NATURAL GAS - 0.60%
9,075		Spectra Energy Corp	171,881

		TOTAL PIPELINES, EXCEPT NATURAL GAS	171,881

PRIMARY METAL INDUSTRIES - 1.36%
4,654		Alcoa, Inc	61,060

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

190		Allegheny Technologies, Inc	$6,648
5,868		Corning, Inc	89,839
350		Gibraltar Industries, Inc	4,645
300		Hubbell, Inc (Class B)	12,600
1,850	*	Metalico, Inc	7,715
2,406		Nucor Corp	113,106
241		Olympic Steel, Inc	6,914
1,276		Steel Dynamics, Inc	19,574
500		Tredegar Corp	7,250
868		United States Steel Corp	38,513
1,705		Worthington Industries, Inc	23,700

		TOTAL PRIMARY METAL INDUSTRIES	391,564

PRINTING AND PUBLISHING - 0.47%
412		Dun & Bradstreet Corp	31,032
233		EW Scripps Co (Class A)	1,748
185		Harte-Hanks, Inc	2,559
83		John Wiley & Sons, Inc (Class A)	2,887
2,109		Journal Communications, Inc (Class A)	7,761
200		Meredith Corp	5,988
1,322		New York Times Co (Class A)	10,735
600		R.R. Donnelley & Sons Co	12,756
863		Standard Register Co	5,074
116		Washington Post Co (Class B)	54,296

		TOTAL PRINTING AND PUBLISHING	134,836

RAILROAD TRANSPORTATION - 1.01%
600		Burlington Northern Santa Fe Corp	47,898
2,543		CSX Corp	106,450
500	*	Kansas City Southern Industries, Inc	13,245
2,856		Norfolk Southern Corp	123,122

		TOTAL RAILROAD TRANSPORTATION	290,715

REAL ESTATE - 0.03%
480	*	CB Richard Ellis Group, Inc (Class A)	5,635
166	*	Forestar Real Estate Group, Inc	2,852
100		Stewart Enterprises, Inc (Class A)	523

		TOTAL REAL ESTATE	9,010

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
340		Sealed Air Corp	6,674
179		Tupperware Corp	7,146

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,820

SECURITY AND COMMODITY BROKERS - 2.78%
722		Ameriprise Financial, Inc	26,230
531		BlackRock, Inc	115,131
683		Broadridge Financial Solutions, Inc	13,728
6,487		Charles Schwab Corp	124,226
335		CME Group, Inc	103,244
388		Duff & Phelps Corp	7,434
200		Eaton Vance Corp	5,598
363		Evercore Partners, Inc (Class A)	10,607
300		Federated Investors, Inc (Class B)	7,911
1,557		Franklin Resources, Inc	156,635
415	*	IntercontinentalExchange, Inc	40,334
2,274		Invesco Ltd	51,756
556		Legg Mason, Inc	17,253
542	*	Nasdaq Stock Market, Inc	11,409
1,436		NYSE Euronext	41,486
600		SEI Investments Co	11,808

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,200		T Rowe Price Group, Inc	$54,840
259		US Global Investors, Inc (Class A)	3,193

		TOTAL SECURITY AND COMMODITY BROKERS	802,823

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	4,197

		TOTAL SOCIAL SERVICES	4,197

SPECIAL TRADE CONTRACTORS - 0.06%
75		Chemed Corp	3,292
80	*	Layne Christensen Co	2,564
518	*	Quanta Services, Inc	11,463

		TOTAL SPECIAL TRADE CONTRACTORS	17,319

STONE, CLAY, AND GLASS PRODUCTS - 1.02%
3,690		3M Co	272,322
100		Apogee Enterprises, Inc	1,502
51	*	Cabot Microelectronics Corp	1,778
150		CARBO Ceramics, Inc	7,733
400		Gentex Corp	5,660
241	*	Owens Corning, Inc	5,410

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	294,405

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	3,940

		TOTAL TEXTILE MILL PRODUCTS	3,940

TRANSPORTATION BY AIR - 0.90%
2,987	*	Airtran Holdings, Inc	18,669
700	*	Continental Airlines, Inc (Class B)	11,508
2,034	*	Delta Air Lines, Inc	18,225
581	*	ExpressJet Holdings, Inc	1,453
1,881		FedEx Corp	141,488
3,057	*	JetBlue Airways Corp	18,281
267		Skywest, Inc	4,427
4,679		Southwest Airlines Co	44,918

		TOTAL TRANSPORTATION BY AIR	258,969

TRANSPORTATION EQUIPMENT - 1.23%
200		American Axle & Manufacturing Holdings, Inc	1,416
400		ArvinMeritor, Inc	3,128
1,670	*	BE Aerospace, Inc	33,634
12,140	*	Ford Motor Co	87,529
64	*	Fuel Systems Solutions, Inc	2,303
1,639		Genuine Parts Co	62,380
1,360		Harley-Davidson, Inc	31,280
660		Harsco Corp	23,371
1,543		Paccar, Inc	58,187
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	24,435
339		Superior Industries International, Inc	4,814
800	*	Tenneco, Inc	10,432
300		Westinghouse Air Brake Technologies Corp	11,259

		TOTAL TRANSPORTATION EQUIPMENT	354,168

TRANSPORTATION SERVICES - 0.07%
150		CH Robinson Worldwide, Inc	8,662
139		Expeditors International Washington, Inc	4,886
248	*	Interval Leisure Group, Inc	3,095

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
404	*	Orbitz Worldwide, Inc	$2,497

		TOTAL TRANSPORTATION SERVICES	19,140

TRUCKING AND WAREHOUSING - 0.74%
3,769		United Parcel Service, Inc (Class B)	212,835

		TOTAL TRUCKING AND WAREHOUSING	212,835

WATER TRANSPORTATION - 0.09%
116		Alexander & Baldwin, Inc	3,722
400	*	Gulfmark Offshore, Inc	13,096
300	*	Hornbeck Offshore Services, Inc	8,268

		TOTAL WATER TRANSPORTATION	25,086

WHOLESALE TRADE-DURABLE GOODS - 0.57%
932		Agilysys, Inc	6,142
800		Barnes Group, Inc	13,672
400		BorgWarner, Inc	12,104
400		Castle (A.M.) & Co	3,976
465	*	Chindex International, Inc	5,850
104	*	MWI Veterinary Supply, Inc	4,155
26		Owens & Minor, Inc	1,177
522	*	Patterson Cos, Inc	14,225
900		Reliance Steel & Aluminum Co	38,304
142	*	Tyler Technologies, Inc	2,427
679		W.W. Grainger, Inc	60,674
109	*	WESCO International, Inc	3,139

		TOTAL WHOLESALE TRADE-DURABLE GOODS	165,845

WHOLESALE TRADE-NONDURABLE GOODS - 0.54%
45		Airgas, Inc	2,177
623	*	Akorn, Inc	854
440		Allscripts Healthcare Solutions, Inc	8,919
9	*	Clearwater Paper Corp	372
500	*	Endo Pharmaceuticals Holdings, Inc	11,314
105	*	Henry Schein, Inc	5,766
98		Nash Finch Co	2,679
128		Spartan Stores, Inc	1,809
4,861		Sysco Corp	120,795

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	154,685

		TOTAL COMMON STOCKS (Cost $31,343,137)	28,660,590

		TOTAL PORTFOLIO - 99.29% (Cost $31,343,137)	28,660,590
		OTHER ASSETS AND LIABILITIES, NET - 0.71%	205,094

		NET ASSETS - 100.00%	$28,865,684

The following abbreviations are used in portfolio descriptions:

plc Public Limited Company

REIT Real Estate Investment Trust

*	Non-income producing

**	Percentage represents less than 0.01%

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.07%
FORESTRY - 0.62%
7,300		Rayonier, Inc	$298,643

		TOTAL FORESTRY	298,643

HOLDING AND OTHER INVESTMENT OFFICES - 99.01%
9,000		Acadia Realty Trust	135,630
500		Alexander’s, Inc	147,940
14,500		Alexandria Real Estate Equities, Inc	788,075
22,100		AMB Property Corp	507,195
24,000		American Campus Communities, Inc	644,400
4,000		Associated Estates Realty Corp	38,480
31,000		AvalonBay Communities, Inc	2,254,630
13,500		BioMed Realty Trust, Inc	186,300
46,000		Boston Properties, Inc	3,015,300
27,000		BRE Properties, Inc (Class A)	845,100
31,000		CBL & Associates Properties, Inc	300,700
10,000		Cedar Shopping Centers, Inc	64,500
11,000		Colonial Properties Trust	107,030
15,000		Corporate Office Properties Trust	553,200
44,000		DCT Industrial Trust, Inc	224,840
31,000		Developers Diversified Realty Corp	286,440
37,000		DiamondRock Hospitality Co	299,700
18,700		Digital Realty Trust, Inc	854,777
20,000		Douglas Emmett, Inc	245,600
12,000		EastGroup Properties, Inc	458,640
8,000		Entertainment Properties Trust	273,120
8,500		Equity Lifestyle Properties, Inc	363,715
77,000		Equity Residential	2,363,900
6,100		Essex Property Trust, Inc	485,438
20,000		Extra Space Storage, Inc	211,000
20,500		Federal Realty Investment Trust	1,258,085
34,500		FelCor Lodging Trust, Inc	156,285
36,500		First Industrial Realty Trust, Inc	191,625
11,500		Franklin Street Properties Corp	150,650
33,000		Glimcher Realty Trust	121,110
15,000	*	Gramercy Capital Corp	36,450
20,000	*,f,m	GSC Capital Corp	—
53,000		HCP, Inc	1,523,220
18,000		Health Care REIT, Inc	749,160
13,000		Healthcare Realty Trust, Inc	274,690
10,000		Hersha Hospitality Trust	31,000
178,000		Host Marriott Corp	2,095,060
8,800		Investors Real Estate Trust	79,552
10,000		Kilroy Realty Corp	277,400
118,000		Kimco Realty Corp	1,538,720
55,000		Kite Realty Group Trust	229,350
14,000		LaSalle Hotel Properties	275,240
15,500		Liberty Property Trust	504,215
26,600		Macerich Co	806,778
53,067		Mission West Properties, Inc	357,141
15,000		National Retail Properties, Inc	322,050
23,000		Nationwide Health Properties, Inc	712,770
14,500		Omega Healthcare Investors, Inc	232,290
44,000		Plum Creek Timber Co, Inc	1,348,160
10,000		Post Properties, Inc	180,000
4,400		Potlatch Corp	125,180
100,000		Prologis	1,192,000
5,300		PS Business Parks, Inc	271,996
25,500		Public Storage, Inc	1,918,620
22,000		Realty Income Corp	564,300

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

36,500		Regency Centers Corp	$1,352,325
3,000		Saul Centers, Inc	96,300
27,000		Senior Housing Properties Trust	515,970
71,100		Simon Property Group, Inc	4,936,473
40,000		SL Green Realty Corp	1,754,000
2,000		Sovran Self Storage, Inc	60,860
26,645	*	Strategic Hotels & Resorts, Inc	69,011
43,000		Sunstone Hotel Investors, Inc	305,300
5,000		Tanger Factory Outlet Centers, Inc	186,700
70,000		UDR, Inc	1,101,800
33,500		U-Store-It Trust	209,375
29,000		Ventas, Inc	1,116,500
44,600		Vornado Realty Trust	2,872,686

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	47,756,047

NONDEPOSITORY INSTITUTIONS - 0%**
28,800	*,f,m	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 0.44%
72,852		Thomas Properties Group, Inc	210,542

		TOTAL REAL ESTATE	210,542

		TOTAL COMMON STOCKS (Cost $56,532,804)	48,265,232

		TOTAL PORTFOLIO - 100.07% (Cost $56,532,804)	48,265,232
		OTHER ASSETS AND LIABILITIES, NET - (0.07%)	(32,133)

		NET ASSETS - 100.00%	$48,233,099

The following abbreviation is used in portfolio descriptions:

REIT Real Estate Investment Trust

*	Non-income producing.

**	Percentage represents less than 0.01%

f	Restricted security.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

BONDS - 98.61%
CORPORATE BONDS - 29.34%
AGENCY SECURITIES - 2.19%
$ 1,000,000	p	Citigroup Funding, Inc	1.88	%,	10/22/12	Aaa	$1,001,936
500,000	p	General Electric Capital Corp	2.25	%,	03/12/12	Aaa	509,030
200,000	p	General Electric Capital Corp	2.20	%,	06/08/12	Aaa	203,092
700,000	p	GMAC, Inc	2.20	%,	12/19/12	Aaa	707,473

		TOTAL AGENCY SECURITIES					2,421,531

AMUSEMENT AND RECREATION SERVICES - 0.19%
100,000		Walt Disney Co	5.70	%,	07/15/11	A2	107,045
100,000		Walt Disney Co	4.50	%,	12/15/13	A2	106,721

		TOTAL AMUSEMENT AND RECREATION SERVICES					213,766

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
25,000		Home Depot, Inc	5.25	%,	12/16/13	Baa1	26,642

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES					26,642

BUSINESS SERVICES - 0.20%
63,000		Lamar Media Corp	6.63	%,	08/15/15	B2	57,645
25,000		Oracle Corp	4.95	%,	04/15/13	A2	27,058
50,000		Oracle Corp	3.75	%,	07/08/14	A2	51,942
90,000		Sungard Data Systems, Inc	10.25	%,	08/15/15	Caa1	91,800

		TOTAL BUSINESS SERVICES					228,445

CHEMICALS AND ALLIED PRODUCTS - 1.20%
50,000		Abbott Laboratories	5.60	%,	05/15/11	A1	53,502
100,000		Air Products & Chemicals, Inc	4.15	%,	02/01/13	A2	104,340
35,000		Air Products & Chemicals, Inc	4.38	%,	08/21/19	A2	35,745
50,000		Amgen, Inc	5.85	%,	06/01/17	A3	54,993
50,000		Colgate-Palmolive Co	3.15	%,	08/05/15	Aa2	51,278
100,000		Eli Lilly & Co	3.55	%,	03/06/12	A1	104,721
25,000		Eli Lilly & Co	5.95	%,	11/15/37	A1	28,434
75,000		GlaxoSmithKline Capital, Inc	5.65	%,	05/15/18	A1	82,162
35,000		GlaxoSmithKline Capital, Inc	6.38	%,	05/15/38	A1	41,261
50,000		Johnson & Johnson	5.85	%,	07/15/38	Aaa	56,278
110,000		Novartis Capital Corp	4.13	%,	02/10/14	Aa2	116,154
100,000		Pfizer, Inc	4.45	%,	03/15/12	Aa2	106,222
100,000		Pfizer, Inc	6.20	%,	03/15/19	Aa2	112,714
75,000		Potash Corp of Saskatchewan, Inc	4.88	%,	03/30/20	Baa1	74,914
50,000		Praxair, Inc	5.25	%,	11/15/14	A2	55,420
175,000		Procter & Gamble Co	4.60	%,	01/15/14	Aa3	188,003
65,000		Procter & Gamble Co	5.55	%,	03/05/37	Aa3	69,995

		TOTAL CHEMICALS AND ALLIED PRODUCTS					1,336,136

COMMUNICATIONS - 2.72%
60,000		America Movil SAB de C.V.	6.13	%,	11/15/37	A3	60,624
75,000		AT&T, Inc	4.95	%,	01/15/13	A2	79,965
100,000		AT&T, Inc	6.15	%,	09/15/34	A2	102,198
50,000		AT&T, Inc	6.50	%,	09/01/37	A2	53,725
75,000		AT&T, Inc	6.55	%,	02/15/39	A2	81,768
100,000		BellSouth Corp	6.88	%,	10/15/31	A2	109,333
175,000	g	Cellco Partnership	3.75	%,	05/20/11	A2	180,552
125,000	g	Cellco Partnership	5.55	%,	02/01/14	A2	135,085
175,000	g	Cellco Partnership	8.50	%,	11/15/18	A2	218,512
100,000		Comcast Corp	6.50	%,	11/15/35	Baa1	106,559
100,000		Deutsche Telekom International Finance BV	8.75	%,	06/15/30	Baa1	129,502

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 25,000	g	DirecTV Holdings LLC	4.75	%,	10/01/14	Ba2	$25,000
100,000	g	DirecTV Holdings LLC	5.88	%,	10/01/19	Ba2	99,375
50,000		France Telecom S.A.	5.38	%,	07/08/19	A3	53,181
100,000		New Cingular Wireless Services, Inc	8.75	%,	03/01/31	A2	132,466
100,000		Sprint Capital Corp	8.75	%,	03/15/32	Ba2	94,500
50,000		Telecom Italia Capital S.A.	6.18	%,	06/18/14	Baa2	54,237
75,000		Telecom Italia Capital S.A.	4.95	%,	09/30/14	Baa2	77,609
25,000		Telecom Italia Capital S.A.	7.00	%,	06/04/18	Baa2	27,627
75,000		Telecom Italia Capital S.A.	7.18	%,	06/18/19	Baa2	83,688
50,000		Telefonica Emisiones SAU	5.88	%,	07/15/19	Baa1	54,326
75,000		Time Warner Cable, Inc	6.20	%,	07/01/13	Baa2	81,705
100,000		Time Warner Cable, Inc	5.85	%,	05/01/17	Baa2	105,435
50,000		Time Warner Cable, Inc	6.75	%,	07/01/18	Baa2	55,238
100,000		Time Warner Cable, Inc	8.75	%,	02/14/19	Baa2	123,193
125,000		Time Warner Cable, Inc	8.25	%,	04/01/19	Baa2	151,087
100,000		Verizon Communications, Inc	4.35	%,	02/15/13	A3	105,133
40,000		Verizon Communications, Inc	8.75	%,	11/01/18	A3	49,970
50,000		Verizon Communications, Inc	6.35	%,	04/01/19	A3	55,213
50,000		Verizon Communications, Inc	6.40	%,	02/15/38	A3	53,425
75,000		Verizon Communications, Inc	8.95	%,	03/01/39	A3	102,747
25,000		Viacom, Inc	4.38	%,	09/15/14	Baa3	25,529
25,000		Vodafone Group plc	4.15	%,	06/10/14	Baa1	25,673
100,000		Vodafone Group plc	6.25	%,	11/30/32	Baa1	107,027

		TOTAL COMMUNICATIONS					3,001,207

DEPOSITORY INSTITUTIONS - 7.70%
25,000		American Express Co	7.00	%,	03/19/18	A3	27,502
75,000		American Express Co	8.13	%,	05/20/19	A3	88,702
100,000	g	Banco Bradesco S.A.	6.75	%,	09/29/19	Baa2	103,124
1,000,000	p	Bank of America Corp	2.38	%,	06/22/12	Aaa	1,019,668
50,000		Bank of America Corp	7.38	%,	05/15/14	A2	55,633
75,000		Bank of America Corp	5.75	%,	12/01/17	A2	74,863
50,000		Bank of America Corp	7.63	%,	06/01/19	A2	56,340
200,000		Bank of America NA	5.30	%,	03/15/17	A1	191,862
50,000		Bank of New York Mellon Corp	4.30	%,	05/15/14	Aa2	52,948
50,000		Bank of New York Mellon Corp	5.45	%,	05/15/19	Aa2	54,048
100,000		Bank One Corp	5.25	%,	01/30/13	A1	105,615
50,000		Barclays Bank plc	5.20	%,	07/10/14	Aa3	52,816
75,000		BB&T Corp	3.85	%,	07/27/27	A1	77,365
100,000		Capital One Bank USA	8.80	%,	07/15/19	A3	115,596
50,000		Capital One Capital	10.25	%,	08/15/39	Baa2	55,251
100,000		Citigroup, Inc	5.10	%,	09/29/11	A3	102,834
1,000,000	p	Citigroup, Inc	2.13	%,	04/30/12	Aaa	1,014,153
75,000		Citigroup, Inc	6.13	%,	05/15/18	A3	73,848
100,000		Citigroup, Inc	8.50	%,	05/22/19	A3	112,884
75,000		Citigroup, Inc	6.88	%,	03/05/38	A3	75,227
50,000		Citigroup, Inc	8.13	%,	07/15/39	A3	55,969
150,000		Credit Suisse	5.00	%,	05/15/13	Aa1	158,748
100,000		Credit Suisse	5.50	%,	05/01/14	Aa1	107,458
50,000		Credit Suisse	5.30	%,	08/13/19	Aa1	51,267
900,000	g	Depfa ACS Bank	5.13	%,	03/16/37	Aa2	677,892
100,000		Deutsche Bank AG.	4.88	%,	05/20/13	Aa1	106,517
200,000	p	JPMorgan Chase & Co	2.13	%,	12/26/12	Aaa	202,677
25,000		JPMorgan Chase & Co	6.00	%,	01/15/18	Aa3	26,833
150,000		JPMorgan Chase & Co	6.30	%,	04/23/19	Aa3	163,759
100,000		JPMorgan Chase & Co	6.40	%,	05/15/38	Aa3	111,954
500,000	p	KeyBank NA	3.20	%,	06/15/12	Aaa	521,159
250,000	p	New York Community Bank	3.00	%,	12/16/11	Aaa	257,407
175,000		Northern Trust Corp	4.63	%,	05/01/14	A1	186,209
100,000	g	Principal Life Global Funding I	5.13	%,	10/15/13	Aa3	101,394
140,000	g,i	Rabobank Nederland NV	11.00	%,	12/30/49	Aa2	171,500
500,000	p	Regions Bank	3.25	%,	12/09/11	Aaa	520,153
100,000	g	Shinhan Bank	6.00	%,	06/29/12	A2	105,030

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 500,000	p	Sovereign Bank	2.75	%,	01/17/12	Aaa	$514,644
350,000	p	State Street Corp	2.15	%,	04/30/12	Aaa	355,528
75,000		State Street Corp	4.30	%,	05/30/14	A1	78,802
150,000		Union Bank of California NA	5.95	%,	05/11/16	A3	149,153
25,000		Wachovia Bank NA	4.80	%,	11/01/14	Aa3	25,371
100,000		Wachovia Bank NA	5.85	%,	02/01/37	Aa3	96,726
100,000	p	Wells Fargo & Co	2.13	%,	06/15/12	Aaa	101,434
100,000		Wells Fargo Bank NA	4.75	%,	02/09/15	Aa3	101,398
40,000		Zions Bancorporation	7.75	%,	09/23/14	Baa3	35,800

		TOTAL DEPOSITORY INSTITUTIONS					8,495,061

ELECTRIC, GAS, AND SANITARY SERVICES - 2.31%
100,000	g	Abu Dhabi National Energy Co	6.25	%,	09/16/19	Aa2	100,739
50,000		AGL Capital Corp	5.25	%,	08/15/19	Baa1	51,318
75,000		Alliant Energy Corp	1.00	%,	10/15/14	Baa1	75,199
75,000		Atmos Energy Corp	8.50	%,	03/15/19	Baa2	92,592
200,000		Carolina Power & Light Co	5.30	%,	01/15/19	A1	216,602
50,000		CenterPoint Energy Houston Electric LLC	7.00	%,	03/01/14	Baa1	56,823
25,000		Connecticut Light & Power Co	5.50	%,	02/01/19	A2	27,065
25,000		Dominion Resources, Inc	5.20	%,	08/15/19	Baa2	25,958
100,000		Duke Energy Carolinas LLC	5.75	%,	11/15/13	A1	110,477
100,000		Duke Energy Corp	3.95	%,	09/15/14	Baa2	101,480
105,000	g	Enel Finance International S.A.	3.88	%,	10/07/14	A2	105,000
110,000	g	Enel Finance International S.A.	5.13	%,	10/07/19	A2	110,000
75,000		Energy Transfer Partners LP	9.00	%,	04/15/19	Baa3	90,177
50,000	g	FirstEnergy Solutions Corp	4.80	%,	02/16/15	Baa2	51,376
50,000	g	FirstEnergy Solutions Corp	6.05	%,	08/15/21	Baa2	51,668
100,000		Florida Power & Light Co	4.85	%,	02/01/13	Aa2	106,784
50,000		Florida Power & Light Co	5.96	%,	04/01/39	Aa2	56,948
50,000		Indiana Michigan Power Co	7.00	%,	03/15/19	Baa2	57,620
25,000		Kinder Morgan Energy Partners LP	5.63	%,	02/15/15	Baa2	26,835
50,000		Kinder Morgan Energy Partners LP	6.50	%,	09/01/39	Baa2	50,864
100,000	g	Korea Hydro & Nuclear Power Co Ltd	6.25	%,	06/17/14	A2	106,374
100,000		Nevada Power Co	6.65	%,	04/01/36	Baa3	109,006
50,000		NiSource Finance Corp	10.75	%,	03/15/16	Baa3	58,785
75,000		Pacific Gas & Electric Co	8.25	%,	10/15/18	A3	95,299
60,000		Pacific Gas & Electric Co	6.25	%,	03/01/39	A3	68,648
50,000		PacifiCorp	6.00	%,	01/15/39	A2	55,984
50,000		PG&E Corp	5.75	%,	04/01/14	Baa1	54,592
103,000		Progress Energy, Inc	7.10	%,	03/01/11	Baa2	109,191
50,000		Progress Energy, Inc	7.05	%,	03/15/19	Baa2	58,217
25,000		San Diego Gas & Electric Co	6.00	%,	06/01/39	Aa3	28,634
100,000		Texas Eastern Transmission LP	7.30	%,	12/01/10	Baa1	104,892
25,000		Veolia Environnement	5.25	%,	06/03/13	A3	26,209
100,000		Virginia Electric and Power Co	4.75	%,	03/01/13	Baa1	105,225

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES					2,546,581

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.56%
50,000		Analog Devices, Inc	5.00	%,	07/01/14	A3	52,532
100,000	g	BAE Systems Holdings, Inc	6.40	%,	12/15/11	Baa2	107,074
225,000		Koninklijke Philips Electronics NV	6.88	%,	03/11/38	A3	263,086
35,000	g	L-3 Communications Corp	5.20	%,	10/15/19	Baa2	35,088
50,000		Nokia OYJ	5.38	%,	05/15/19	A1	53,220
25,000		Tyco International Finance S.A.	4.13	%,	10/15/14	Baa1	25,150
75,000		Whirlpool Corp	8.00	%,	05/01/12	Baa3	80,955

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					617,105

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.09%
100,000	g,h	National Agricultural Cooperative Federation	5.00	%,	09/30/14	A2	100,877

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL					100,877

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

FABRICATED METAL PRODUCTS - 0.02%
$ 25,000		CRH America, Inc	6.95	%,	03/15/12	Baa1	$26,782

		TOTAL FABRICATED METAL PRODUCTS					26,782
FOOD AND KINDRED PRODUCTS - 0.51%
50,000		Coca-Cola Enterprises, Inc	4.25	%,	03/01/15	A3	52,875
7,000		ConAgra Foods, Inc	6.75	%,	09/15/11	Baa2	7,638
98,000		ConAgra Foods, Inc	5.82	%,	06/15/17	Baa2	105,553
50,000		Dr Pepper Snapple Group, Inc	6.82	%,	05/01/18	Baa3	56,839
50,000		General Mills, Inc	5.25	%,	08/15/13	Baa1	54,397
50,000		General Mills, Inc	5.65	%,	02/15/19	Baa1	54,152
100,000	g	HJ Heinz Finance Co	7.13	%,	08/01/39	Baa2	118,359
25,000		Kraft Foods, Inc	6.50	%,	08/11/17	Baa2	27,044
25,000		Kraft Foods, Inc	6.13	%,	02/01/18	Baa2	26,492
25,000		PepsiAmericas, Inc	5.75	%,	07/31/12	Baa1	27,468
25,000		PepsiCo, Inc	7.90	%,	11/01/18	Aa2	31,568

		TOTAL FOOD AND KINDRED PRODUCTS					562,385

FOOD STORES - 0.12%
50,000		Delhaize Group	6.50	%,	06/15/17	Baa3	54,416
50,000		Delhaize Group S.A.	5.88	%,	02/01/14	Baa3	53,849
25,000		Safeway, Inc	5.00	%,	08/15/19	Baa2	25,565

		TOTAL FOOD STORES					133,830

FOREIGN GOVERNMENT BONDS - 0.91%
1,000,000	h	Province of Ontario Canada	4.00	%,	10/07/19	Aa1	999,260

		TOTAL FOREIGN GOVERNMENT BONDS					999,260

GENERAL MERCHANDISE STORES - 0.15%
25,000		TJX Cos, Inc	6.95	%,	04/15/19	A3	29,353
50,000		Wal-Mart Stores, Inc	5.25	%,	09/01/35	Aa2	50,068
75,000		Wal-Mart Stores, Inc	6.20	%,	04/15/38	Aa2	85,354

		TOTAL GENERAL MERCHANDISE STORES					164,775

HEALTH SERVICES - 0.10%
100,000		Quest Diagnostics, Inc	6.40	%,	07/01/17	Baa3	108,748

		TOTAL HEALTH SERVICES					108,748

HOLDING AND OTHER INVESTMENT OFFICES - 0.32%
15,000		BHP Billiton Finance Ltd	5.40	%,	03/29/17	A1	16,209
25,000		Boston Properties LP	6.25	%,	01/15/13	Baa2	25,955
25,000		Brandywine Operating Partnership LP	7.50	%,	05/15/15	Baa3	25,011
25,000		Brandywine Operating Partnership LP	5.70	%,	05/01/17	Baa3	22,507
15,000		Developers Diversified Realty Corp	9.63	%,	03/15/16	Baa3	15,047
15,000		Duke Realty LP	7.38	%,	02/15/15	Baa2	15,470
15,000		Duke Realty LP	8.25	%,	08/15/19	Baa2	15,662
10,000		Kimco Realty Corp	5.70	%,	05/01/17	Baa1	9,361
20,000		Mack-Cali Realty Corp	7.75	%,	08/15/19	Baa2	20,608
25,000		ProLogis	5.50	%,	03/01/13	Baa2	23,721
40,000		ProLogis	5.63	%,	11/15/16	Baa2	35,891
25,000		ProLogis	6.63	%,	05/15/18	Baa2	23,085
25,000		Realty Income Corp	5.95	%,	09/15/16	Baa1	23,970
10,000		Simon Property Group LP	6.75	%,	05/15/14	A3	10,725
25,000		Simon Property Group LP	5.25	%,	12/01/16	A3	24,643
40,000		Simon Property Group LP	10.35	%,	04/01/19	A3	49,778

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES					357,643

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.27%
25,000		Black & Decker Corp	8.95	%,	04/15/14	Baa3	29,377
75,000		Hewlett-Packard Co	4.25	%,	02/24/12	A2	79,242
75,000		Hewlett-Packard Co	2.95	%,	08/15/12	A2	76,897

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 25,000		Hewlett-Packard Co	4.75	%,	06/02/14	A2	$26,832
25,000		Ingersoll-Rand Global Holding Co Ltd	9.50	%,	04/15/14	Baa1	29,541
50,000		ITT Corp	4.90	%,	05/01/14	Baa1	52,137

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT					294,026

INSTRUMENTS AND RELATED PRODUCTS - 0.34%
100,000		Agilent Technologies, Inc	4.45	%,	09/12/12	Baa3	101,088
100,000		Medtronic, Inc	4.75	%,	09/15/15	A1	108,339
30,000		St. Jude Medical, Inc	3.75	%,	07/15/14	Baa1	30,525
100,000		Xerox Corp	7.63	%,	06/15/13	Baa2	102,698
25,000		Xerox Corp	8.25	%,	05/15/14	Baa2	28,417

		TOTAL INSTRUMENTS AND RELATED PRODUCTS					371,067

INSURANCE CARRIERS - 0.78%
50,000		ACE INA Holdings, Inc	5.88	%,	06/15/14	A3	54,639
150,000		Aflac, Inc	8.50	%,	05/15/19	A2	178,810
75,000		Allstate Corp	7.45	%,	05/16/19	A3	89,392
100,000		Chubb Corp	6.00	%,	05/11/37	A2	110,394
50,000		MetLife, Inc	5.00	%,	06/15/15	A2	52,215
100,000		MetLife, Inc	6.75	%,	06/01/16	A2	111,601
100,000	g	Prudential Funding LLC	6.75	%,	09/15/23	A3	94,151
25,000		Travelers Cos, Inc	5.80	%,	05/15/18	A2	27,700
25,000		Travelers Cos, Inc	5.90	%,	06/02/19	A2	28,014
100,000		Travelers Property Casualty Corp	6.38	%,	03/15/33	A2	113,823

		TOTAL INSURANCE CARRIERS					860,739

METAL MINING - 0.26%
50,000		Barrick Gold Finance Co LLC	6.13	%,	09/15/13	Baa1	54,955
25,000		Freeport-McMoRan Copper & Gold, Inc	8.38	%,	04/01/17	Ba2	26,594
100,000		Newmont Mining Corp	6.25	%,	10/01/39	Baa2	99,321
50,000		Rio Tinto Finance USA Ltd	5.88	%,	07/15/13	Baa1	53,871
50,000		Rio Tinto Finance USA Ltd	6.50	%,	07/15/18	Baa1	53,767

		TOTAL METAL MINING					288,508

MISCELLANEOUS RETAIL - 0.03%
25,000		Staples, Inc	9.75	%,	01/15/14	Baa2	30,031

		TOTAL MISCELLANEOUS RETAIL					30,031

MOTION PICTURES - 0.05%
50,000		Time Warner, Inc	6.50	%,	11/15/36	Baa2	51,163

		TOTAL MOTION PICTURES					51,163

NONDEPOSITORY INSTITUTIONS - 1.95%
25,000		General Electric Capital Corp	5.88	%,	02/15/12	Aa2	26,619
100,000		General Electric Capital Corp	5.90	%,	05/13/14	Aa2	107,229
375,000		General Electric Capital Corp	5.50	%,	06/04/14	Aa2	396,045
70,000	g	Holcim US Finance Sarl & Cie SCS	6.00	%,	12/30/19	Baa2	70,852
100,000		HSBC Finance Corp	5.25	%,	01/14/11	A3	102,803
200,000		HSBC Finance Corp	6.38	%,	11/27/12	A3	215,077
100,000	g	Hutchison Whampoa Financing	5.75	%,	09/11/19	A3	100,604
100,000		International Lease Finance Corp	5.63	%,	09/20/13	Baa3	76,189
50,000		International Lease Finance Corp	6.63	%,	11/15/13	Baa3	39,646
300,000		Kreditanstalt fuer Wiederaufbau	4.50	%,	07/16/18	Aaa	317,630
100,000		Landwirtschaftliche Rentenbank	5.25	%,	07/02/12	Aaa	108,975
100,000		MBNA Corp	6.13	%,	03/01/13	A2	105,046
55,000		National Rural Utilities Cooperative Finance Corp	2.61	%,	09/16/12	A1	55,295
50,000		National Rural Utilities Cooperative Finance Corp	10.38	%,	11/01/18	A1	66,128

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 328,125		Totem Ocean Trailer Express, Inc	4.51	%,	12/18/19	NR	$349,758
15,000	g	WEA Finance LLC	7.13	%,	04/15/18	A2	15,637

		TOTAL NONDEPOSITORY INSTITUTIONS					2,153,533

OIL AND GAS EXTRACTION - 1.63%
50,000		Anadarko Petroleum Corp	7.63	%,	03/15/14	Baa3	57,050
30,000		Anadarko Petroleum Corp	8.70	%,	03/15/19	Baa3	35,870
50,000		Anadarko Petroleum Corp	7.95	%,	06/15/39	Baa3	60,622
75,000		Baker Hughes, Inc	6.50	%,	11/15/13	A2	85,328
100,000		Baker Hughes, Inc	6.88	%,	01/15/29	A2	118,192
50,000		BJ Services Co	5.75	%,	06/01/11	Baa1	52,742
100,000		Burlington Resources Finance Co	7.20	%,	08/15/31	A2	119,308
25,000	g	Cenovus Energy, Inc	4.50	%,	09/15/14	Baa2	25,544
50,000	g	Cenovus Energy, Inc	5.70	%,	10/15/19	Baa2	51,270
100,000	g	Empresa Nacional del Petroleo	6.25	%,	07/08/19	A3	106,771
25,000		EnCana Corp	6.50	%,	05/15/19	Baa2	27,754
25,000		EnCana Corp	6.63	%,	08/15/37	Baa2	27,649
75,000		Enterprise Products Operating LLC	4.60	%,	08/01/12	Baa3	77,712
100,000	h	Enterprise Products Operating LLC	6.13	%,	10/15/39	Baa3	101,035
50,000		EOG Resources, Inc	5.63	%,	06/01/19	A3	54,736
50,000		Husky Energy, Inc	6.80	%,	09/15/37	Baa2	54,672
25,000		Nexen, Inc	6.20	%,	07/30/19	Baa3	25,930
50,000		Nexen, Inc	7.50	%,	07/30/39	Baa3	54,446
20,000		Pemex Project Funding Master Trust	5.75	%,	03/01/18	Baa1	19,775
25,000		Pemex Project Funding Master Trust	6.63	%,	06/15/38	Baa1	23,500
110,000		Petrobras International Finance Co	7.88	%,	03/15/19	Baa1	126,912
100,000	g	Petroleos Mexicanos	4.88	%,	03/15/15	Baa1	98,750
20,000	g	Petroleos Mexicanos	8.00	%,	05/03/19	Baa1	22,840
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.75	%,	08/14/19	Baa3	113,250
50,000		SEACOR Holdings, Inc	7.38	%,	10/01/19	Ba1	50,224
100,000		XTO Energy, Inc	6.25	%,	04/15/13	Baa2	108,816
50,000		XTO Energy, Inc	4.63	%,	06/15/13	Baa2	51,724
50,000		XTO Energy, Inc	5.50	%,	06/15/18	Baa2	51,599

		TOTAL OIL AND GAS EXTRACTION					1,804,021

PAPER AND ALLIED PRODUCTS - 0.12%
35,000	g	Celulosa Arauco y Constitucion S.A.	7.25	%,	07/29/19	Baa2	38,536
85,000		International Paper Co	7.50	%,	08/15/21	Baa3	90,063

		TOTAL PAPER AND ALLIED PRODUCTS					128,599

PETROLEUM AND COAL PRODUCTS - 0.70%
100,000		BP Capital Markets plc	3.13	%,	03/10/12	Aa1	103,307
75,000		BP Capital Markets plc	3.88	%,	03/10/15	Aa1	77,480
75,000		Chevron Corp	3.45	%,	03/03/12	Aa1	78,080
125,000		ConocoPhillips	4.60	%,	01/15/15	A1	133,411
100,000		ConocoPhillips	6.50	%,	02/01/39	A1	115,275
25,000		Hess Corp	7.00	%,	02/15/14	Baa2	27,898
25,000		Hess Corp	8.13	%,	02/15/19	Baa2	30,034
50,000		Marathon Oil Corp	6.50	%,	02/15/14	Baa1	55,059
50,000		Marathon Oil Corp	7.50	%,	02/15/19	Baa1	57,671
25,000		Shell International Finance BV	6.38	%,	12/15/38	Aa1	29,686
25,000		StatoilHydro ASA	3.88	%,	04/15/14	Aa2	26,179
50,000		Valero Energy Corp	6.63	%,	06/15/37	Baa2	44,654

		TOTAL PETROLEUM AND COAL PRODUCTS					778,734

PIPELINES, EXCEPT NATURAL GAS - 0.20%
50,000		Magellan Midstream Partners LP	6.55	%,	07/15/19	Baa2	55,561

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 50,000	g	Rockies Express Pipeline LLC	6.25	%,	07/15/13	Baa3	$54,039
100,000		TransCanada Pipelines Ltd	5.85	%,	03/15/36	A3	105,869

		TOTAL PIPELINES, EXCEPT NATURAL GAS					215,469

PRIMARY METAL INDUSTRIES - 0.23%
50,000		ArcelorMittal	5.38	%,	06/01/13	Baa3	51,118
100,000	g	CSN Islands XI Corp	6.88	%,	09/21/19	Ba1	100,625
100,000	g	Xstrata Finance Canada Ltd	6.90	%,	11/15/37	Baa2	94,120

		TOTAL PRIMARY METAL INDUSTRIES					245,863

PRINTING AND PUBLISHING - 0.22%
25,000		News America, Inc	7.25	%,	05/18/18	Baa1	27,632
100,000	g	News America, Inc	6.90	%,	08/15/39	Baa1	106,458
100,000		Thomson Corp	5.70	%,	10/01/14	Baa1	109,655

		TOTAL PRINTING AND PUBLISHING					243,745

RAILROAD TRANSPORTATION - 0.32%
100,000		Burlington Northern Santa Fe Corp	4.70	%,	10/01/19	Baa1	101,191
50,000		Norfolk Southern Corp	5.75	%,	04/01/18	Baa1	54,388
10,000		Norfolk Southern Corp	5.90	%,	06/15/19	Baa1	11,118
100,000		Norfolk Southern Corp	5.59	%,	05/17/25	Baa1	103,170
75,000		Union Pacific Corp	5.13	%,	02/15/14	Baa2	80,455

		TOTAL RAILROAD TRANSPORTATION					350,322

SECURITY AND COMMODITY BROKERS - 2.22%
100,000		Eaton Vance Corp	6.50	%,	10/02/17	A3	108,002
100,000	i	Goldman Sachs Capital II	5.79	%,	12/30/49	A3	72,000
100,000		Goldman Sachs Group, Inc	5.25	%,	10/15/13	A1	106,162
135,000		Goldman Sachs Group, Inc	5.15	%,	01/15/14	A1	141,742
50,000		Goldman Sachs Group, Inc	5.35	%,	01/15/16	A1	51,641
250,000		Goldman Sachs Group, Inc	7.50	%,	02/15/19	A1	285,904
25,000		Goldman Sachs Group, Inc	6.75	%,	10/01/37	A2	25,801
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.86	%,	12/30/49	Ca	10
50,000		Merrill Lynch & Co, Inc	6.05	%,	08/15/12	A2	53,324
300,000		Merrill Lynch & Co, Inc	5.45	%,	02/05/13	A2	311,076
50,000		Merrill Lynch & Co, Inc	6.40	%,	08/28/17	A2	50,638
150,000		Merrill Lynch & Co, Inc	6.88	%,	04/25/18	A2	157,755
175,000		Morgan Stanley	6.00	%,	05/13/14	A2	186,306
50,000		Morgan Stanley	6.00	%,	04/28/15	A2	52,949
100,000		Morgan Stanley	5.75	%,	10/18/16	A2	101,472
65,000		Morgan Stanley	6.63	%,	04/01/18	A2	68,733
150,000		Morgan Stanley	7.30	%,	05/13/19	A2	165,041
100,000		Morgan Stanley	5.63	%,	09/23/19	A2	98,330
480,000	g	Nuveen Investments, Inc	10.50	%,	11/15/15	Caa3	415,199

		TOTAL SECURITY AND COMMODITY BROKERS					2,452,085

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
125,000		3M Co	5.70	%,	03/15/37	Aa2	140,929

		TOTAL STONE, CLAY, AND GLASS PRODUCTS					140,929

TOBACCO PRODUCTS - 0.10%
100,000		Philip Morris International, Inc	6.88	%,	03/17/14	A2	114,236

		TOTAL TOBACCO PRODUCTS					114,236

TRANSPORTATION EQUIPMENT - 0.26%
100,000		Boeing Co	6.13	%,	02/15/33	A2	111,403
55,000		Goodrich Corp	6.13	%,	03/01/19	Baa2	59,767
50,000		Lockheed Martin Corp	6.15	%,	09/01/36	Baa1	57,234

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING†	VALUE

$ 50,000		United Technologies Corp	6.13%,	02/01/19	A2	$57,206

		TOTAL TRANSPORTATION EQUIPMENT				285,610

WHOLESALE TRADE-DURABLE GOODS - 0.07%
25,000		Vale Overseas Ltd	6.25%,	01/23/17	Baa2	26,766
25,000		Vale Overseas Ltd	5.63%,	09/15/19	Baa2	25,429
25,000		Vale Overseas Ltd	6.88%,	11/21/36	Baa2	25,863

		TOTAL WHOLESALE TRADE-DURABLE GOODS				78,058

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
10,000		Airgas, Inc	4.50%,	09/15/14	Baa3	10,177
50,000		McKesson Corp	6.50%,	02/15/14	Baa3	54,807
100,000		Plains All American Pipeline LP	5.75%,	01/15/20	Baa3	100,774

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				165,758

		TOTAL CORPORATE BONDS (Cost $30,941,622)				32,393,270

GOVERNMENT BONDS - 62.46%
AGENCY SECURITIES - 6.38%
600,000		Federal Farm Credit Bank (FFCB)	2.63%,	04/21/11	Aaa	615,870
550,000		Federal Home Loan Mortgage Corp (FHLMC)	3.25%,	07/16/10	Aaa	562,177
1,500,000		FHLMC	5.13%,	10/18/16	Aaa	1,661,952
500,000		FHLMC	3.75%,	03/27/19	Aaa	500,244
2,000,000		FHLMC	2.13%,	09/21/12	Aaa	2,025,492
300,000		FHLMC	2.50%,	04/23/14	Aaa	300,511
100,000		Federal National Mortgage Association (FNMA)	3.25%,	08/12/10	Aaa	102,377
1,000,000		FNMA	3.00%,	09/16/14	Aaa	1,016,507
		Private Export Funding Corp
250,000		3.05%, 10/15/14				251,525

		TOTAL AGENCY SECURITIES				7,036,655

FOREIGN GOVERNMENT BONDS - 4.90%
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.50%	06/10/19		106,250
500,000	g	Belgium Government International Bond	2.88%,	09/15/14		500,691
100,000		Brazilian Government International Bond	5.88%	01/15/19		107,500
25,000		Brazilian Government International Bond	7.13%	01/20/37		29,813
100,000		Brazilian Government International Bond	5.63%	01/07/41		98,646
150,000		Canada Government International Bond	2.38%	09/10/14		149,134
250,000		Canada Mortgage & Housing Corp	4.80%	10/01/10		260,236
100,000		China Development Bank	5.00%	10/15/15		107,412
100,000		Development Bank of Japan	4.25%	06/09/15		104,304
100,000		Eksportfinans A/S	5.00%	02/14/12		107,294
100,000		European Investment Bank	4.88%	02/15/36		102,486
100,000		Export-Import Bank of Korea	5.88%	01/14/15		105,425
250,000	g	Federal Republic of Germany	3.88%	06/01/10		255,116
175,000		Federative Republic of Brazil	6.00%	01/17/17		189,350
94,444		Federative Republic of Brazil	8.00%	01/15/18		109,367
200,000		Japan Finance Corp	2.00%	06/24/11		202,557
68,000		Mexico Government International Bond	6.05%	01/11/40		67,830
25,000		Peruvian Government International Bond	7.35%	07/21/25		29,188
82,000		Poland Government International Bond	6.38%	07/15/19		92,120
190,000		Province of Ontario Canada	3.13%	09/08/10		194,372
1,000,000		Province of Ontario Canada	2.63%	01/20/12		1,025,465
300,000		Province of Ontario Canada	4.10%	06/16/14		317,179
110,000		Province of Quebec Canada	4.63%	05/14/18		114,644
500,000		Province of Saskatchewan Canada	8.00%	02/01/13		572,148
100,000		Republic of Korea	5.75%	04/16/14		107,829

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 121,000		Republic of Peru	7.13%		03/30/19		$139,574
100,000		South Africa Government International Bond	6.88%		05/27/19		111,500
52,000		United Mexican States	5.88%		02/17/14		55,640
50,000		United Mexican States	5.95%		03/19/19		52,500

		TOTAL FOREIGN GOVERNMENT BONDS					5,415,570

MORTGAGE BACKED - 35.06%
83,705		Federal National Mortgage Association (FNMA)	7.50	%,	06/01/35		92,597
94,305		FNMA	5.50	%,	07/01/35		99,040
245,129		FNMA	5.50	%,	04/01/35		257,590
81,108		FNMA	5.00	%,	08/01/34		84,206
62,986		FNMA	6.50	%,	02/01/35		67,713
129,036		FNMA	5.50	%,	10/01/35		135,514
262,426		FNMA	6.00	%,	06/01/36		278,991
342,916		FNMA	5.50	%,	09/01/35		360,776
49,748		FNMA	7.50	%,	07/01/35		55,033
131,194		FNMA	5.00	%,	08/01/35		135,996
135,473		FNMA	5.50	%,	04/01/34		142,360
754,927		FNMA	5.50	%,	07/01/33		794,246
418,412		FNMA	5.50	%,	07/01/33		440,204
174,737		FNMA	5.50	%,	07/01/33		183,838
15,349		FNMA	5.50	%,	09/01/24		16,269
115,328		FNMA	5.50	%,	01/01/33		121,371
540,192		FNMA	5.00	%,	03/01/34		560,809
964,621		FNMA	5.00	%,	03/01/34		1,001,437
1,063,636		FNMA	5.50	%,	11/01/33		1,119,034
547,191		FNMA	6.00	%,	10/01/33		582,279
248,358		FNMA	5.00	%,	11/01/33		257,837
491,193		FNMA	5.50	%,	02/01/38		514,550
8,096		FNMA	6.50	%,	02/01/38		8,666
1,564,583		FNMA	5.50	%,	02/01/38		1,638,982
179,346		FNMA	5.50	%,	01/01/38		187,959
22,480		FNMA	6.50	%,	01/01/38		24,065
316,327		FNMA	6.50	%,	03/01/38		338,613
428,513		FNMA	5.00	%,	04/01/38		443,304
86,181		FNMA	6.50	%,	03/01/38		92,253
194,326		FNMA	6.50	%,	03/01/38		208,017
32,457		FNMA	6.50	%,	03/01/38		34,744
113,781		FNMA	7.00	%,	11/01/37		124,289
106,800		FNMA	5.00	%,	02/01/37		110,492
441,859		FNMA	5.50	%,	02/01/37		463,422
116,517		FNMA	6.50	%,	09/01/36		124,806
319,197	i	FNMA	5.93	%,	07/01/36		336,641
239,088	i	FNMA	5.99	%,	07/01/36		251,566
169,929		FNMA	7.00	%,	04/01/37		185,623
48,965		FNMA	6.50	%,	08/01/37		52,418
328,861		FNMA	6.50	%,	03/01/37		352,049
118,933		FNMA	7.00	%,	02/01/37		129,917
329,257		FNMA	5.50	%,	03/01/37		345,068
409,908		FNMA	5.50	%,	07/01/24		434,464
397,984		FNMA	4.00	%,	01/01/39		394,584
169,150		FNMA	4.50	%,	01/01/39		171,580
141,904		FNMA	6.00	%,	11/01/37		150,028
141,001		FNMA	6.00	%,	12/01/36		149,205
131,079		FNMA	5.50	%,	06/01/37		137,374
157,645		FNMA	4.50	%,	02/01/39		159,911
969,148		FNMA	4.50	%,	02/01/39		983,076
133,114		FNMA	6.00	%,	01/01/39		140,623
156,142		FNMA	5.50	%,	01/01/39		163,567
138,908		FNMA	6.00	%,	01/01/39		146,745
598,124		FNMA	6.00	%,	04/01/36		632,928

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 483,172		FNMA	4.50	%,	04/01/24		$501,040
195,441		FNMA	4.00	%,	05/01/24		199,126
80,472		FNMA	5.00	%,	12/01/20		85,093
51,563		FNMA	4.50	%,	06/01/19		54,308
24,684		FNMA	4.50	%,	11/01/20		25,998
94,879		FNMA	4.50	%,	08/01/35		96,589
150,304		FNMA	5.00	%,	02/01/36		155,805
125,502		FNMA	5.00	%,	11/01/34		130,292
77,239		FNMA	6.50	%,	07/01/32		83,349
2,085,776		FNMA	5.00	%,	09/01/34		2,163,427
183,805		FNMA	4.50	%,	12/01/20		192,555
119,092		FNMA	4.50	%,	03/01/23		123,571
257,767		FNMA	5.50	%,	07/01/20		275,226
150,000		FNMA	4.00	%,	02/25/19		152,289
99,410		FNMA	4.50	%,	03/01/19		104,702
183,978		FNMA	5.00	%,	07/01/23		193,181
181,038		FNMA	5.50	%,	02/01/24		192,199
228,818		FNMA	5.00	%,	07/01/23		240,264
276,699		FNMA	5.00	%,	04/01/23		290,729
238,221		FNMA	4.50	%,	06/01/23		247,180
85,712		FNMA	5.50	%,	05/01/18		91,732
151,787		FNMA	5.00	%,	04/01/39		157,011
648,486		FNMA	6.50	%,	07/01/39		694,110
1,984,974		FNMA	4.50	%,	04/01/39		2,013,301
114,914		FNMA	5.50	%,	02/01/39		120,378
463,101		FNMA	5.00	%,	03/01/39		479,040
1,601,604		FNMA	4.56	%,	01/01/15		1,685,195
97,088		FNMA	5.50	%,	04/01/18		103,952
16,029		FNMA	5.00	%,	06/01/13		16,588
568,894	h	FNMA	4.50	%,	08/01/39		577,013
999,077		FNMA	6.00	%,	09/01/39		1,055,337
198,632	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.77	%,	03/01/37		209,201
256,188	h,i	FHLMC	6.07	%,	09/01/36		271,646
145,731	h,i	FHLMC	6.01	%,	05/01/37		153,677
317,566	h,i	FHLMC	5.87	%,	04/01/37		333,811
448,019	h,i	FHLMC	5.80	%,	07/01/36		468,162
94,895	h,i	FHLMC	3.65	%,	02/01/36		96,102
66,359	h,i	FHLMC	5.95	%,	09/01/36		69,890
60,078	h,i	FHLMC	4.86	%,	09/01/36		61,726
74,543		Freddie Mac Gold Pool	4.50	%,	09/01/24		77,253
121,161		FGLMC	5.00	%,	05/01/34		125,748
173,481		FGLMC	4.00	%,	07/01/24		176,752
64,108		FGLMC	4.50	%,	01/01/20		67,481
72,578		FGLMC	5.00	%,	04/01/23		76,277
87,104	h	FGLMC	6.00	%,	09/01/34		92,526
198,752		FGLMC	4.00	%,	06/01/39		196,744
139,346		FGLMC	5.00	%,	07/01/39		144,186
133,389		FGLMC	5.50	%,	01/01/39		139,808
61,893		FGLMC	5.00	%,	02/01/36		64,178
155,187		FGLMC	6.50	%,	11/01/37		165,636
459,549		FGLMC	6.00	%,	11/01/33		488,730
58,935		FGLMC	6.50	%,	05/01/36		62,915
252,145		FGLMC	5.00	%,	11/01/33		261,847
286,167		FGLMC	5.00	%,	02/01/19		303,762
220,601		FGLMC	4.50	%,	07/01/20		230,966
471,831		FGLMC	5.50	%,	04/01/37		494,562
264,825		FGLMC	5.00	%,	04/01/38		274,048
130,152		FGLMC	6.50	%,	05/01/38		138,915
137,450		FGLMC	6.50	%,	09/01/37		146,704
571,819		FGLMC	5.50	%,	05/01/37		599,367
296,999		FGLMC	6.00	%,	08/01/37		314,188
394,281		Government National Mortgage Association (GNMA)	5.00	%,	01/15/38		408,907
281,824		GNMA	5.00	%,	06/15/34		293,423
49,180		GNMA	5.00	%,	03/15/34		51,204

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 351,096		GNMA	5.50	%,	05/15/38		$369,090
198,448		GNMA	6.23	%,	09/15/43		203,274
65,024		GNMA	6.00	%,	08/20/38		68,923
68,940		GNMA	6.00	%,	08/15/38		72,926
302,069		GNMA	5.50	%,	07/20/33		319,473
146,887		GNMA	5.00	%,	04/15/38		152,336
516,291		GNMA	5.50	%,	02/15/37		542,993
44,018		GNMA	5.50	%,	07/15/33		46,514
602,548		GNMA	5.50	%,	07/15/39		633,429
68,375		GNMA	5.00	%,	07/20/39		70,848
174,434		GNMA	4.50	%,	07/20/39		176,942
74,883		GNMA	4.00	%,	08/15/39		74,188

		TOTAL MORTGAGE BACKED					38,710,527

U.S. TREASURY SECURITIES - 16.12%
93,000		United States Treasury Bond	8.00%		11/15/21		131,639
500,000		United States Treasury Bond	5.25%		02/15/29		580,390
234,000		United States Treasury Bond	5.00%		05/15/37		271,184
30,000		United States Treasury Bond	4.38%		02/15/38		31,603
200,000		United States Treasury Note	0.88%		05/31/11		200,477
1,300,000		United States Treasury Note	1.00%		08/31/11		1,302,285
450,000		United States Treasury Note	1.88%		06/15/12		457,031
635,000		United States Treasury Note	2.00%		11/30/13		635,893
4,477,000		United States Treasury Note	1.88%		04/30/14		4,423,835
1,613,000		United States Treasury Note	2.25%		05/31/14		1,617,915
225,000		United States Treasury Note	2.63%		07/31/14		228,762
574,000		United States Treasury Note	2.38%		08/31/14		576,153
1,510,000		United States Treasury Note	2.38%		09/30/14		1,513,896
860,000		United States Treasury Note	2.63%		02/29/16		850,863
1,100,000		United States Treasury Note	2.38%		03/31/16		1,070,695
1,100,000		United States Treasury Note	3.25%		07/31/16		1,125,782
2,408,100		United States Treasury Note	3.63%		08/15/19		2,471,687
72,000		United States Treasury Note	4.25%		05/15/39		74,486
500,000	j	United States Treasury Strip Principal	0.00%		08/15/27		234,486

		TOTAL U.S. TREASURY SECURITIES					17,799,062

		TOTAL GOVERNMENT BONDS (Cost $67,151,370)					68,961,814

STRUCTURED ASSETS - 6.81%
ASSET BACKED - 3.11%
96,418		AmeriCredit Automobile Receivables Trust Series - 2006 AF (Class A4)	5.64	%,	09/06/13	Aa3	98,296
100,000	g,h	Avis Budget Rental Car Funding AESOP LLC Series - 2009 2A (Class A)	5.68	%,	02/20/14	Aaa	99,994
100,000	i	Capital One Auto Finance Trust Series - 2006 C (Class A4)	0.27	%,	05/15/13	Baa2	98,097
540,580		Centex Home Equity Series - 2002 A (Class AF6)	5.54	%,	01/25/32	Aaa	459,740
340,933	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series - 2004 2 (Class 1B)	5.70	%,	02/25/35	Baa2	113,386
550,000		Chase Issuance Trust Series - 2008 A9 (Class A9)	4.26	%,	05/15/13	Aaa	575,595
341,152		CIT Group Home Equity Loan Trust Series - 2002 2 (Class MF2)	6.39	%,	12/25/30	Ba3	43,525
1,000,000	g	Flagstar Home Equity Loan Trust Series - 2007 1A (Class AF3)	5.78	%,	01/25/35	B3	578,808
215,564		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3 Series - 2006 HLTV (Class A3)	5.59	%,	10/25/29	Baa2	198,772

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE

$ 250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4 Series - 2006 HLTV (Class A4)	5.81	%,	10/25/29	Baa3	$149,431
308,243		HFC Home Equity Loan Asset Backed Certificates Series - 2007 1 (Class A1F)	5.91	%,	03/20/36	Aaa	311,173
55,645	g	JPMorgan Auto Receivables Trust Series - 2007 A (Class A3)	5.19	%,	02/15/11	Aaa	55,986
114,318	g	Marriott Vacation Club Owner Trust Series - 2006 1A (Class A)	5.74	%,	04/20/28	Aaa	102,220
50,000		Merrill Auto Trust Securitization Series - 2008 1 (Class A4A)	6.15	%,	04/15/15	Aaa	52,811
4,344	g,m,v	New York City Tax Lien Series - 2006 AA (Class A)	5.93	%,	11/10/19	Aaa	4,344
250,000		Renaissance Home Equity Loan Trust Series - 2006 3 (Class AF3)	5.59	%,	11/25/36	Baa3	129,650
250,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI5 (Class A2)	5.52	%,	04/25/21	Aa1	226,568
100,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.06	%,	02/25/36	A2	27,061
112,623	g	Sierra Receivables Funding Co Series - 2006 1A (Class A1)	5.84	%,	05/20/18	Baa3	100,478
8,117	g	Wachovia Auto Loan Owner Trust Series - 2006 2A (Class A3)	5.23	%,	08/22/11	Aaa	8,138

		TOTAL ASSET BACKED					3,434,073

OTHER MORTGAGE BACKED - 3.70%
25,000	i	Banc of America Commercial Mortgage, Inc	5.58	%,	06/10/39	Aaa	25,174
		Series - 2004 3 (Class A5)
70,000		Banc of America Commercial Mortgage, Inc	5.36	%,	10/10/45	Aaa	59,587
		Series - 2006 6 (Class A4)
319,734		Bank of America Alternative Loan Trust	6.00	%,	08/25/34	Aaa	289,359
		Series - 2004 7 (Class 2A1)
60,000	i	Bear Stearns Commercial Mortgage Securities	5.47	%,	06/11/41	Aaa	59,791
		Series - 2004 PWR4 (Class A3)
25,000		Bear Stearns Commercial Mortgage Securities	5.20	%,	12/11/38	Aaa	23,191
		Series - 2006 PW14 (Class A4)
75,000		Bear Stearns Commercial Mortgage Securities	5.54	%,	10/12/41	Aaa	71,506
		Series - 2006 T24 (Class A4)
		Bear Stearns Commercial Mortgage Securities Series 2006-
45,000	i	PW11 (Class A4)	5.62	%,	03/11/39	Aaa	43,441
		Series - 2006 PW11 (Class A4)
300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.62	%,	10/15/48	Aaa	276,879
		Series - 2006 CD3 (Class A5)
145,000	i	Commercial Mortgage Pass Through Certificates	6.01	%,	12/10/49	Aaa	130,662
		Series - 2007 C9 (Class A4)
90,131		Countrywide Alternative Loan Trust	5.50	%,	08/25/16	Baa1	75,683
		Series - 2004 30CB (Class 1A15)
140,047		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.25	%,	09/25/35	NR	133,113
40,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C5 (Class A4)	5.70	%,	09/15/40	NR	31,524
65,000		Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class A3)	5.38	%,	02/15/40	Aaa	50,893
100,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C2 (Class A3)	5.54	%,	01/15/49	Aaa	78,418
55,000	i	CS First Boston Mortgage Securities Corp Series - 2005 C5 (Class A4)	5.10	%,	08/15/38	Aaa	53,538
80,602		First Horizon Asset Securities, Inc Series - 2003 9 (Class 1A4)	5.50	%,	11/25/33	NR	80,035
104,984	i	GMAC MORTGAGE CORP LOAN TRUST Series - 2003 AR1 (Class A5)	4.60	%,	10/19/33	Aaa	102,159
135,000	i	Greenwich Capital Commercial Funding Corp Series - 2006 GG7 (Class A4)	6.12	%,	07/10/38	Aaa	123,511

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	MOODY’S RATING†	VALUE
$ 370,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG9 (Class A4)	5.44	%,	03/10/39	Aaa	$327,898
200,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A2)	5.60	%,	12/10/49	Aaa	198,073
140,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A4)	5.74	%,	12/10/49	Aaa	126,061
70,000	i	GS Mortgage Securities Corp II Series - 2006 GG6 (Class A4)	5.55	%,	04/10/38	NR	63,219
50,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A4)	5.56	%,	11/10/39	Aaa	43,942
50,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP9 (Class A3)	5.34	%,	05/15/47	Aaa	42,844
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP7 (Class A2)	6.05	%,	04/15/45	Aaa	50,744
55,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB18 (Class A4)	5.44	%,	06/12/47	Aaa	47,256
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB19 (Class AM)	5.94	%,	02/12/49	Aaa	46,286
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2008 C2 (Class AM)	6.80	%,	02/12/51	Aa3	25,256
65,000	i	LB-UBS Commercial Mortgage Trust Series - 2008 C1 (Class A2)	6.32	%,	04/15/41	Aaa	63,041
200,000	i	Merrill Lynch Mortgage Trust Series - 2005 CKI1 (Class A6)	5.41	%,	11/12/37	Aaa	198,388
41,024	i	Merrill Lynch Mortgage Trust Series - 2005 CIP1 (Class AM)	5.11	%,	07/12/38	Aaa	33,811
75,000	i	Merrill Lynch Mortgage Trust Series - 2006 C1 (Class A4)	5.84	%,	05/12/39	Aaa	70,406
35,000	g,i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class C)	6.46	%,	02/12/51	A3	10,256
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 1 (Class A4)	5.60	%,	02/12/39	Aaa	68,457
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 8 (Class AM)	6.16	%,	08/12/49	Aaa	45,425
20,139		Morgan Stanley Capital I Series - 2004 T15 (Class A2)	4.69	%,	06/13/41	Aaa	20,372
50,000	i	Morgan Stanley Capital I Series - 2004 T15 (Class A4)	5.27	%,	06/13/41	Aaa	49,343
95,000	i	Morgan Stanley Capital I Series - 2007 IQ14 (Class A4)	5.69	%,	04/15/49	Aaa	77,701
100,000		Morgan Stanley Capital I Series - 2007 IQ16 (Class A4)	5.81	%,	12/12/49	NR	85,587
40,198		Morgan Stanley Capital I Series - 2005 HQ5 (Class A2)	4.81	%,	01/14/42	Aaa	40,453
85,000		Morgan Stanley Capital I Series - 2007 IQ13 (Class A4)	5.36	%,	03/15/44	Aaa	72,352
102,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class A4)	5.73	%,	07/12/44	Aaa	97,437
186,510	g	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.68	%,	08/12/47	A3	141,988
90,000	g,i	Wachovia Bank Commercial Mortgage Trust Series - 2006 WL7A (Class A2)	0.36	%,	09/15/21	A1	52,070
100,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.38	%,	12/15/43	Aaa	67,775
75,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A2)	5.42	%,	04/15/47	Aaa	73,471
95,006	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR2 (Class 2A3)	5.03	%,	03/25/36	NR	81,527
70,580	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR4 (Class 1A1)	5.86	%,	04/25/36	NR	54,718

		TOTAL OTHER MORTGAGE BACKED					4,084,621

		TOTAL STRUCTURED ASSETS (Cost $9,022,144)					7,518,694

		TOTAL BONDS (Cost $107,115,136)					108,873,778

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE		MATURITY DATE	MOODY’S RATING†	VALUE
PREFERRED STOCKS - 0.03%
MORTGAGE BACKED - 0.03%
$ 5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	%,	12/30/49	Ca	$9,986
17,265	*	Federal National Mortgage Association (FNMA)	8.250	%,	12/30/49	Ca	27,796

		Total MORTGAGE BACKED					37,782

		TOTAL PREFERRED STOCKS (Cost $569,550)					37,782

		TOTAL INVESTMENTS - 98.64% (Cost $107,684,686)					108,911,560
		OTHER ASSETS AND LIABILITIES, NET - 1.36%					1,499,325

		NET ASSETS - 100.00%					$110,410,885

The following abbreviations are used in portfolio descriptions:

LLC Limited Liability Corporation

LP Limited Partnership

NR Not Rated by Moody’s

plc Public Limited Company

*	Non-income producing.

†	As provided by Moody’s Investors Services. (Unaudited)

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2009 the value of these securities amounted to $6,024,690 or 5.46% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities. Reflects the rate in effect as of September 30, 2009.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

p	Security participated in the FDIC Temporary Liquidity Guarantee Program

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2009

PRINCIPAL			RATE	MATURITY DATE	VALUE

BONDS - 1.49%
GOVERNMENT BONDS 1.49%
U.S. TREASURY SECURITIES - 1.49%
$ 1,000,000		United States Treasury Note	1.24%	6/30/2010	$1,017,654
200,000		United States Treasury Note	0.25%	7/31/2010	203,674

		TOTAL U.S. TREASURY SECURITIES			1,221,328

		TOTAL GOVERNMENT BONDS (Cost $1,221,328.00)			1,221,328

		TOTAL BONDS $1,221,328 (Cost $1,221,328)			1,221,328

SHORT-TERM INVESTMENTS - 97.60%
BANKER’S ACCEPTANCES - 4.03%
1,000,000		Bank of America NA		10/14/2009	999,873
491,000		Bank of America NA		10/20/2009	490,819
605,000		Bank of America NA		3/1/2010	603,909
580,000		JPMorgan Chase Bank NA		10/5/2009	579,977
419,398		Wachovia Bank NA		11/23/2009	419,213
215,050		Wachovia Bank NA		11/24/2009	214,953

		TOTAL BANKER’S ACCEPTANCES			3,308,744

CERTIFICATE OF DEPOSIT - 11.07%
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.730%	11/12/2009	1,000,006
740,000		Banco Bilbao Vizcaya Argentaria S.A.	0.640%	11/30/2009	740,006
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.610%	12/8/2009	1,000,010
490,000		Banco Bilbao Vizcaya Argentaria S.A.	1.250%	12/30/2009	490,304
250,000		Bank of ,NV Scotia	0.950%	6/10/2010	250,000
500,000		Barclays Bank plc	1.270%	11/16/2009	500,139
500,000		Barclays Bank plc	0.780%	1/11/2010	500,000
600,000		BNP Paribas	0.290%	10/30/2009	600,000
1,000,000		CALYON	0.490%	10/1/2009	1,000,000
1,000,000		Lloyds TSB Bank plc	0.620%	11/6/2009	1,000,020
1,000,000		Lloyds TSB Bank plc	0.600%	11/10/2009	1,000,022
500,000		Rabobank Nederland NV	1.000%	10/9/2009	500,000
500,000		Rabobank Nederland NV	0.520%	1/15/2010	500,029

		TOTAL CERTIFICATE OF DEPOSIT			9,080,536

COMMERCIAL PAPER - 37.87%
420,000		American Honda Finance Corp		12/15/2009	419,773
330,000		Bank of ,NV Scotia		11/3/2009	329,779
1,300,000		Bank of ,NV Scotia		12/23/2009	1,299,311
270,000		BNP Paribas Finance, Inc		10/9/2009	269,982
1,000,000		BNP Paribas Finance, Inc		10/29/2009	999,806
565,000		Calyon North America, Inc		10/21/2009	564,934
867,000	g	Ciesco LLC		10/1/2009	867,000
650,000	g	Coca-Cola Co		11/2/2009	649,798
529,000		CORPORATE ASSET FUNDING CO, Inc		12/7/2009	528,754
500,000	g	Fairway Finance LLC		10/8/2009	499,980
342,000	g	Govco LLC		10/15/2009	341,956
864,000	g	Govco LLC		10/20/2009	863,880
716,000	g	Govco LLC		11/12/2009	715,708
519,000	g	Govco LLC		11/24/2009	518,805
860,000		ING US Funding LLC		10/13/2009	859,911
1,000,000		ING US Funding LLC		10/23/2009	999,725
500,000		ING US Funding LLC		11/30/2009	499,542
900,000	g	Kitty Hawk Funding Corp		10/9/2009	899,950
516,000	g	Kitty Hawk Funding Corp		11/5/2009	515,895

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL			RATE	MATURITY DATE	VALUE

$ 500,000	g	Nestle Capital Corp		2/16/2010	$498,716
743,000	g	Old Line Funding LLC		10/5/2009	742,974
865,000	g	Old Line Funding LLC		10/15/2009	864,915
1,100,000	g	Old Line Funding LLC		12/3/2009	1,099,518
1,159,000		Park Avenue Receivables Corp		11/5/2009	1,158,775
500,000		Park Avenue Receivables Corp		11/17/2009	499,869
500,000	g	Private Export Funding Corp		12/11/2009	499,556
470,000	g	Private Export Funding Corp		12/18/2009	469,807
680,000	g	Private Export Funding Corp		1/27/2010	679,376
550,000	g	Private Export Funding Corp		4/7/2010	548,506
295,000	g	Private Export Funding Corp		4/26/2010	294,135
1,310,000	g	Procter & Gamble International Funding S.C.A		10/5/2009	1,309,963
1,200,000	g	Procter & Gamble International Funding S.C.A		10/27/2009	1,199,818
930,000		Province of Ontario Canada		10/7/2009	929,964
450,000		Rabobank USA Financial Corp		11/25/2009	449,691
1,000,000		Rabobank USA Financial Corp		12/1/2009	999,610
800,000		Royal Bank of Canada		12/24/2009	799,645
500,000	g	Sheffield Receivables Corp		10/2/2009	499,995
500,000	g	Sheffield Receivables Corp		10/16/2009	499,946
800,000	g	Sheffield Receivables Corp		10/27/2009	799,879
1,000,000		Societe Generale North America, Inc		11/3/2009	999,624
295,000		Toyota Motor Credit Corp		10/15/2009	294,976
1,000,000		Toyota Motor Credit Corp		10/19/2009	999,895
300,000	g	Variable Funding Capital Co LLC		10/20/2009	299,970
500,000	g	Variable Funding Capital Co LLC		11/3/2009	499,872
500,000	g	Variable Funding Capital Co LLC		12/16/2009	499,778

		TOTAL COMMERCIAL PAPER			31,083,262

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 36.14%
		Federal National Mortgage Association (FNMA)
240,000		FNMA		1/4/2010	239,708
140,000		FNMA		1/25/2010	139,838
940,000		FNMA		2/22/2010	938,590
740,000		FNMA		4/1/2010	737,965
100,000		FNMA		10/7/2009	99,996
655,000		FNMA		10/14/2009	654,948
1,050,000		FNMA		10/16/2009	1,049,794
955,000		FNMA		10/21/2009	954,905
320,000		FNMA		10/30/2009	319,817
498,000		FNMA		11/18/2009	497,887
500,000		FNMA		12/1/2009	499,365
1,570,000		FNMA		12/17/2009	1,569,428
1,070,000		FNMA		12/21/2009	1,068,651
1,000,000		FNMA		12/22/2009	998,793
700,000		FNMA		12/30/2009	698,950
		Federal Home Loan Bank (FHLB)
755,000		FHLB		12/2/2009	754,785
385,000		FHLB		9/16/2010	383,465
200,000		FHLB		1/19/2010	199,756
300,000		FHLB		2/10/2010	299,450
100,000		FHLB		2/11/2010	99,834
100,000		FHLB		3/3/2010	99,860
500,000		FHLB		4/22/2010	498,308
309,000		FHLB		5/5/2010	308,444
545,000		FHLB		10/6/2009	544,984
430,000		FHLB		10/13/2009	429,921
329,000		FHLB		10/19/2009	328,934
210,000		FHLB		10/27/2009	209,976
260,000		FHLB		10/28/2009	259,986
1,185,000		FHLB		11/4/2009	1,184,833
830,000		FHLB		11/13/2009	829,722
1,060,000		FHLB		11/18/2009	1,059,746
540,000		FHLB		11/19/2009	539,368

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL			RATE	MATURITY DATE	VALUE

$ 155,000		FHLB		12/8/2009	$154,839
600,000		FHLB		12/14/2009	599,064
598,000		FHLB		12/16/2009	597,811
500,000		FHLB		6/22/2010	499,756
		Federal Farm Credit Bank (FFCB)
50,000		FFCB		1/5/2010	49,956
500,000		FFCB		10/7/2009	499,944
500,000		FFCB		11/17/2009	499,497
		Federal Home Loan Mortgage Corp (FHLMC)
600,000		FHLMC		2/8/2010	599,112
1,000,000		FHLMC		2/22/2010	999,000
500,000		FHLMC		6/1/2010	498,853
596,000		FHLMC		10/19/2009	595,902
800,000		FHLMC		10/23/2009	799,687
1,000,000		FHLMC		11/17/2009	999,217
1,000,000		FHLMC		11/20/2009	998,875
1,768,000		FHLMC		11/23/2009	1,767,570
200,000		FHLMC		12/24/2009	199,781
800,000		FHLMC		12/31/2009	799,636

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			29,658,507

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 4.41%
		Federal Home Loan Banks (FHLB)
1,000,000	i	FHLB	0.770%	2/26/2010	1,000,000
		Federal Home Loan Mortgage Corp (FHLMC)
1,000,000	i	FHLMC	0.340%	2/4/2010	1,000,000
1,000,000	i	FHLMC	0.320%	2/9/2010	1,000,256
		Federal National Mortgage Association
615,000	i	FNMA	0.420%	1/28/2010	615,877

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			$3,616,133

U.S. TREASURY BILLS - 4.08%
598,000		United States Cash Management Bill		6/10/2010	596,189
1,000,000		United States Treasury Bill		10/8/2009	999,949
1,000,000		United States Treasury Bill		2/11/2010	999,113
503,000		United States Treasury Bill		2/18/2010	502,521
248,000		United States Treasury Bill		3/4/2010	247,841

		TOTAL U.S. TREASURY BILLS			3,345,613

		TOTAL SHORT-TERM INVESTMENTS (Cost $80,092,795)			80,092,795

		TOTAL PORTFOLIO - 99.09% (Cost $81,314,123)			81,314,123
		OTHER ASSETS & LIABILITIES, NET - 0.91%			748,798

		NET ASSETS - 100.00%			82,062,921

The following abbreviations are used in portfolio descriptions:

LLC Limited Liability Corporation

plc Public Limited Company

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2009 the value of these securities amounted to $17,179,696 or 20.93% of net assets.

i	Floating rate or variable rate securities. Reflects the rate in effect as of September 30, 2009.

TIAA-CREF LIFE FUNDS - Notes to Schedule of Investments (unaudited)

Note 1 - significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). Certain registered separate Funds (the “Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-Funds which correspond to and invest in the Funds.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund) investments in securities are recorded at their estimated fair value as described in the valuation of investments note to schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Dollar rolls transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and Officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Guarantee Program: On October 7, 2008, the Board of Trustees of the Trust approved the participation of the Money Market Fund in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program expired on September 18, 2009.

Note 2 - valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows.

Exchange-traded equity securities, common & preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments - Prior to May 1, 2009, all short-term investments (other than those in the Money Market Fund), with maturities of one year or less, were valued in the same manner as debt securities. Effective May 1, 2009, short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies - These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of September 30, 2009, 100% of the investments in the Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of September 30, 2009, 100% of the investments in the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Growth Equity
Domestic Common Stocks	$31,546,383	$—	$—	$31,546,383
Foreign Common Stocks
Oil & Gas Extraction	—	117,158	—	117,158
Total	$31,546,383	$117,158	—	$31,663,542
Growth & Income
Domestic Common Stocks	$62,039,827	$—	$—	$62,039,827
Foreign Common Stocks
Chemicals And Allied Products	—	135,040	—	135,040
Food And Kindred Products	—	635,293	—	635,293
Hotels And Other Lodging Places	—	16,648	—	16,648
Industrial Machinery And Equipment	—	176,094	—	176,094
Metal Mining	—	265,097	—	265,097
Non-Depository Institutions	—	70,624	—	70,624
Oil And Gas Extraction	—	93,164	—	93,164
Total	$62,039,827	$1,391,961	—	$63,431,788
International Equity
Domestic Common Stocks
Holding And Other Investment Offices	$1,147,751	$—	$—	$1,147,751
Foreign Common Stocks	1,980,933	81,147,668	—	83,128,601
Total	$3,128,684	$81,147,668	—	$84,276,352
Bond Fund
Corporate Bonds	—	32,393,270	—	32,393,270
Government Bonds	—	68,961,814	—	68,961,814
Structured Assets	—	7,518,694	—	7,518,694
Preferred Stocks	37,782	—	—	37,782
Total	$37,782	$108,873,778	—	$108,911,560
Large-Cap Value
Domestic Common Stocks	$52,197,500	$—	$—	52,197,500
Foreign Common Stocks
Depository Institutions	—	335,224	—	335,224
Electronic And Other Electric Equipment	—	256,072	—	256,072
Holding And Other Investment Offices	—	287,668	—	287,668
Hotels And Other Lodging Places	—	260,813	—	260,813
Metal Mining	—	353,102	—	353,102
Paper And Allied Products	—	2,819	—	2,819
Real Estate	—	152,857	—	152,857
Total	$52,197,500	$1,648,554	—	$53,846,055
Small-Cap Equity
Domestic Common Stocks	$41,642,452	$—	$—	$41,642,452
Foreign Common Stocks
Hotels And Other Lodging Places	—	10,925	—	10,925
Total	$41,642,452	$10,925	—	$41,653,377

*	Futures contracts are derivatives instruments which valued at the unrealized appreciation/depreciation on the instrument.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3 - investments

At September 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Funds, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth Equity	$3,508,282	$(793,465)	$2,714,817
Growth & Income	6,991,115	(4,024,777)	2,966,338
International Equity	9,820,413	(7,473,662)	2,346,751
Large-Cap Value	5,181,013	(3,540,872)	1,640,140
Small-Cap Equity	5,677,230	(3,069,568)	2,607,662
Stock Index	26,632,900	(36,600,259)	(9,967,359)
Social Choice Equity	4,663,382	(7,345,929)	(2,682,547)
Real Estate Securities	1,584,766	(9,852,338)	(8,267,572)
Bond	3,974,606	(2,747,732)	1,226,874

At September 30, 2009, this Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Loss
Stock Index	E-mini S&P 400	1	$68,920	September 09	$(334)
	E-mini S&P 500	8	421,160	September 09	534
	Russell 2000 Mini Index	2	120,600	September 09	(458)
			$610,680		$(259)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 19, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: November 19, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer